UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number: 811-02354

Name of Fund: BlackRock Liquidity Funds

  California Money Fund

  Federal Trust Fund

  FedFund

  MuniCash

  MuniFund

  New York Money Fund

  TempCash

  TempFund

  T-Fund

  Treasury Trust Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Liquidity Funds,

             55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2019

Date of reporting period: 04/30/2019

Item 1 – Report to Stockholders

APRIL 30, 2019

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Liquidity Funds

▶	Federal Trust Fund

▶	FedFund

▶	TempCash

▶	TempFund

▶	T-Fund

▶	Treasury Trust Fund

▶	MuniCash

▶	MuniFund

▶	California Money Fund

▶	New York Money Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7450 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended April 30, 2019, the U.S. equity and bond markets posted positive returns while weathering significant volatility. Though the market’s appetite for risk remained healthy for most of the reporting period, risk taking declined sharply in late 2018. Thereafter, global equity markets rebounded strongly, as inflation diminished and the U.S. Federal Reserve (the “Fed”) announced a shift to less restrictive monetary policy.

Volatility rose in emerging market stocks, as the rising U.S. dollar and higher interest rates in the U.S. disrupted economic growth abroad. U.S.-China trade relations and debt concerns adversely affected the Chinese stock market, while Turkey and Argentina became embroiled in currency crises, largely due to hyperinflation in both countries. An economic slowdown in Europe also led to negative performance for European equities. However, recent economic data indicates that Europe may emerge from its economic soft patch, reinvigorated by a manufacturing rebound and China’s economic stimulus.

In the U.S. equity market, volatility spiked in October, as a wide range of risks were brought to bear on markets, ranging from rising interest rates and slowing global growth to heightened trade tensions and political turmoil in several countries, including the United States. These risks manifested in a broad-based sell-off in December, leading to the worst December performance on record since 1931.

By comparison, fixed-income securities delivered modest positive returns with relatively low volatility. In fixed-income markets, short-term U.S. Treasury yields rose, while longer-term yields declined slightly. This led to positive returns for U.S. Treasuries and a substantial flattening of the yield curve. Investment-grade and high-yield corporate bonds also posted positive returns, as the credit fundamentals in corporate markets remained relatively solid.

The Fed shifted to a more patient perspective on the economy after increasing interest rates three times. In its last four meetings, the Fed left interest rates unchanged and signaled a slower pace of rate hikes in response to the global economic slowdown. Relatively low inflation and modest economic growth give the Fed room to maintain support for the economy until the economic data builds the case for changing interest rates. Similarly, the European Central Bank signaled a continuation of accommodative monetary policy, while China committed to looser credit conditions and an increase in fiscal spending. The shift toward more stimulative economic policy helped equity markets rebound in 2019.

We continue to believe the probability of recession in 2019 remains relatively low. Economic growth and global earnings are likely to slow somewhat in 2019 because the tax cut stimulus will be less pronounced, and the Fed’s rate hikes in 2018 will gain traction in 2019. We expect profit margins to continue to contract, which tends to happen late in the business cycle.

In this environment, U.S. and emerging market equities remain relatively attractive. Within U.S. equities, we believe that companies with high-quality earnings and strong balance sheets offer the most attractive risk/ reward trade-off. For bonds, U.S. Treasuries are likely to help buffer against volatility in risk assets, while income from other types of bonds can continue to offer steady returns.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2019
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	9.76%	13.49%
U.S. small cap equities (Russell 2000® Index)	6.06	4.61
International equities (MSCI Europe, Australasia, Far East Index)	7.45	(3.22)
Emerging market equities (MSCI Emerging Markets Index)	13.76	(5.04)
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	1.18	2.18
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	7.09	6.44
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	5.49	5.29
Tax-exempt municipal bonds (S&P Municipal Bond Index)	5.36	5.84
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	5.54	6.74
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Money Market Overview  For the Six-Month Period Ended April 30, 2019

Noteworthy market conditions for the six-month period ended April 30, 2019 included the patient pause and dovish pivot by the Federal Open Market Committee (“FOMC”), the ongoing gradual reduction of the Fed’s balance sheet, increased Treasury bill issuance and various geopolitical events including trade-tariffs, Brexit uncertainty, and fears of slowing global growth. The start of 2019 built on the success of 2018 for cash as an asset class and was generally strong for cash in terms of return and flows.

As expected, the FOMC left rates unchanged at its meeting in April in the 2.25%-2.50% range. The FOMC’s statement issued in conjunction with the meeting emphasized a slowing of growth, and reduced consumer spending and business investment. As was generally expected, the “forward guidance” part of their statement was altered to signifying greater emphasis on a more “data dependent” approach to monetary policy. Another significant change, which was included in the Summary of Economic Projections at the March meeting, was an update to the FOMC’s “dot plot” interest rate forecast, with the median “dot” reflecting broad consensus for no hikes in 2019 (down from two projected hikes as of December), one hike for 2020, and no hikes for 2021. While none of the individual “dots” reflected a rate cut in 2019, futures contracts for federal funds reflected around a 75% chance of such a move.

Also of note, government-sponsored agencies issued floating rate notes indexed to the Secured Overnight Financing Rate (‘SOFR’), a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities and the reference rate eventually expected to replace the London Inter-Bank Offered Rate (“LIBOR”). In addition to the agency notes referenced to SOFR, some large financial institutions also issued certificates of deposit and commercial paper linked to this index, and demand for such obligations was generally strong. However, in 2019, growing investor pessimism was reflected in the inversion of the yield spread between the three-month Treasury bill and ten-year Treasury note, a recession indicator that’s reportedly closely watched by the Fed. This has left many investors cautiously grabbing duration while there is still a slight risk for interest rate hikes in the future.

Credit spreads as evidenced by the three-month LIBOR overnight-indexed swap (“3ML-OIS”) generally tightened from 0.20% to 0.17% in late April as an equilibrium between investors and issuers appeared to have generally been established for at least the time being. The 3ML-OIS has continued to grind tighter over the six-month period as issuers were reluctant to pay up in terms of yield for their funding needs. Of note, during February, there were two large one-day declines in the three-month LIBOR. Specifically, investors witnessed the three-month LIBOR reset 0.04% lower on February 7, 2019-the largest one-day drop since 2009 – followed by a 0.03% drop on February 18. In our opinion, we view these large movements in LIBOR as the index harmonizing toward executed levels in the certificate of deposit and commercial paper markets.

Growing global headwinds and cross-currents suggest, in our view, that an increasingly high bar exists for the FOMC to consider raising interest rates this year. In fact, any further normalization of rates during the present cycle would be dependent on notable upward pressure in real or expected inflation, particularly in light of indicators that the FOMC may tolerate higher inflation as well as sustained easing in financial conditions. In our opinion, credit spreads should generally remain range bound in the near term.

Turning to short-term municipal bonds, the short-term municipal market closed the six-month period ended April 30, 2019 at $133 billion in assets, largely unchanged from the beginning of the period. However, assets spiked in January to $146.6 billion due to seasonal coupon inflows. The seasonal inflows had a material impact on the SIFMA Index (which measures the average yield on seven-day municipal variable rate demand notes (“VRDNs”)) and yields dropped as a result. Assets began to slowly decline across the industry as low yields moved investors away and tax bills for individuals came due. The most likely cause of higher tax-related outflows was the change to state and local tax deductions by individuals, which resulted in higher overall tax bills. By the end of the six-month period, assets had declined to $133 billion; essentially unchanged, as mentioned above.

The FOMC continued to follow its determined path of normalization of interest rates by continuing to lift the target range for the federal funds rate by 25 basis points (0.25%) in November and 25 basis points again in December. This moved the target range to 2.25% – 2.50%. In line with these increases, the SIFMA Index rose slowly throughout the period beginning at 1.62% on November 1, 2018 and ending at a ten-year high of 2.30% on April 30, 2019. The FOMC did announce at its December meeting that the committee was taking a “pause” on rate normalization and will now be more data dependent.

New VRDN issuance remained light throughout the period as issuers instead opted out of bond debt issuance and took advantage of continuing relatively low longer-term bond yields. The total outstanding supply of VRDNs stood at $138 billion as of April 30, 2019 and continues to be slightly higher than total tax-exempt money fund assets of $133 billion. This $5 billion difference of outstanding VRDNs continues to be held by non-traditional buyers such as bond funds and separately managed accounts. Further, at a relatively low $5 billion in excess inventory of VRDNs, dealers are usually comfortable to hold excess balances and therefore will keep downward pressure on VRDN yields.

As it became evident that the FOMC was on hold for further rate hikes in 2019, the yield on long-dated municipal notes fell from 1.94% on November 1, 2018 to 1.55% on April 30, 2019. VRDNs, as stated above, ended the period at 2.30%; offering a yield fully 75 basis points higher than a one-year note. This yield curve inversion is expected to continue until the seasonal patterns related to tax-season abate.

Looking ahead, the actions of the FOMC remain a key focus as the policy making group continues to assess current market conditions to determine when and whether to impact rates in 2019. Oddly, while the FOMC members hint about rate hikes in 2019, Fed fund futures are pricing in rate cuts. Municipal money market fund managers are expected to remain highly selective with respect to one-year municipal note purchases in the secondary market as there is currently very little yield pickup compared to VRDNs.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Information as of April 30, 2019

Federal Trust Fund

Federal Trust Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS

	7-Day SEC Yields	7-Day Yields
Institutional	2.30%	2.30%
Dollar	2.05	2.05
Cash Management	1.80	1.80
Cash Reserve	2.30	2.30
Administration	2.20	2.20

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
U.S. Government Sponsored Agency Obligations	56%
U.S. Treasury Obligations	41
Other Assets Less Liabilities	3

FedFund

FedFund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS

	7-Day SEC Yields	7-Day Yields
Institutional	2.33%	2.33%
Dollar	2.08	2.08
Cash Management	1.83	1.83
Cash Reserve	1.93	1.93
Administration	2.23	2.23
Select	1.50	1.50
Private Client	1.82	1.82
Capital	2.29	2.29

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Repurchase Agreements	44%
U.S. Government Sponsored Agency Obligations	36
U.S. Treasury Obligations	18
Other Assets Less Liabilities	2

TempCash

TempCash’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS

	7-Day SEC Yields	7-Day Yields
Institutional	2.49%	2.49%
Dollar	2.24	2.24

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Commercial Paper	35%
Certificates of Deposit	30
Repurchase Agreements	25
Time Deposits	7
U.S. Treasury Obligations	1
Other Assets Less Liabilities	2

TempFund

TempFund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS

	7-Day SEC Yields	7-Day Yields
Institutional	2.52%	2.52%
Dollar	2.27	2.27
Cash Management	2.02	2.02
Cash Reserve	2.22	2.22
Administration	2.42	2.42
Private Client	2.02	2.02

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Certificates of Deposit	32%
Commercial Paper	28
Repurchase Agreements	28
Time Deposits	8
U.S. Treasury Obligations	1
Other Assets Less Liabilities	3

F U N D I N F O R M A T I O N	5

Fund Information as of April 30, 2019 (continued)

T-Fund

T-Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS

	7-Day SEC Yields	7-Day Yields
Institutional	2.32%	2.32%
Dollar	2.07	2.07
Cash Management	1.82	1.82
Cash Reserve	1.92	1.92
Administration	2.22	2.22
Select	1.49	1.49
Capital	2.28	2.28

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Repurchase Agreements	56%
U.S. Treasury Obligations	42
Other Assets Less Liabilities	2

Treasury Trust Fund

Treasury Trust Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS

	7-Day SEC Yields	7-Day Yields
Institutional	2.28%	2.28%
Dollar	2.07	2.07
Cash Management	1.78	1.78
Cash Reserve	1.88	1.88
Administration	2.19	2.19
Select	1.45	1.45

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
U.S. Treasury Obligations	97%
Other Assets Less Liabilities	3

MuniCash

MuniCash’s (the “Fund”) investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS

	7-Day SEC Yields	7-Day Yields
Institutional	1.94%	1.94%
Dollar	1.69	1.69

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Variable Rate Demand Notes	67%
Commercial Paper	26
Municipal Bonds	6
Closed-End Investment Companies	3
Liabilities in Excess of Other Assets	(2)

MuniFund

MuniFund’s (the “Fund”) investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS

	7-Day SEC Yields	7-Day Yields
Institutional	1.97%	1.97%
Dollar	1.72	1.72
Administration	1.87	1.87
Select	1.17	1.17
Private Client	1.49	1.49

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Variable Rate Demand Notes	67%
Commercial Paper	15
Municipal Bonds	14
Closed-End Investment Companies	4
Other Assets Less Liabilities	—	(a)

(a)	Represents less than 1% of the Fund’s net assets.

6	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Information as of April 30, 2019 (continued)

California Money Fund

California Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS

	7-Day SEC Yield	7-Day Yield
Institutional	1.89%	1.89%

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Variable Rate Demand Notes	95%
Commercial Paper	4
Municipal Bonds	—	(a)
Other Assets Less Liabilities	1

(a)	Represents less than 1% of the Fund’s net assets.

New York Money Fund

New York Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS

	7-Day SEC Yield	7-Day Yield
Institutional	2.08%	2.08%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Variable Rate Demand Notes	101%
Commercial Paper	2
Closed-End Investment Companies	— (a)
Liabilities in Excess of Other Assets	(3)

(a)	Represents less than 1% of the Fund’s net assets.

F U N D I N F O R M A T I O N	7

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on November 1, 2018 and held through April 30, 2019, are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical (a)
	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period (b)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period (b)	Annualized Expense Ratio
Federal Trust Fund
Institutional	$1,000.00	$1,011.10	$0.85	$1,000.00	$1,023.95	$0.85	0.17%
Dollar	1,000.00	1,009.80	2.09	1,000.00	1,022.71	2.11	0.42
Cash Management	1,000.00	1,008.60	3.34	1,000.00	1,021.47	3.36	0.67
Cash Reserve	1,000.00	1,021.30	2.86	1,000.00	1,021.97	2.86	0.57
Administration	1,000.00	1,010.60	1.35	1,000.00	1,023.46	1.35	0.27

FedFund
Institutional	$1,000.00	$1,011.20	$0.85	$1,000.00	$1,023.95	$0.85	0.17%
Dollar	1,000.00	1,010.20	2.09	1,000.00	1,022.71	2.11	0.42
Cash Management	1,000.00	1,008.70	3.34	1,000.00	1,021.47	3.36	0.67
Cash Reserve	1,000.00	1,009.20	2.84	1,000.00	1,021.97	2.86	0.57
Administration	1,000.00	1,010.70	1.35	1,000.00	1,023.46	1.35	0.27
Select	1,000.00	1,007.10	4.98	1,000.00	1,019.84	5.01	1.00
Private Client	1,000.00	1,008.70	3.39	1,000.00	1,021.42	3.41	0.68
Capital	1,000.00	1,011.00	1.05	1,000.00	1,023.75	1.05	0.21

TempCash
Institutional	$1,000.00	$1,012.40	$0.90	$1,000.00	$1,023.90	$0.90	0.18%
Dollar	1,000.00	1,147.30	2.29	1,000.00	1,022.66	2.16	0.43

TempFund
Institutional	$1,000.00	$1,012.60	$0.90	$1,000.00	$1,023.90	$0.90	0.18%
Dollar	1,000.00	1,012.10	2.15	1,000.00	1,022.66	2.16	0.43
Cash Management	1,000.00	1,010.20	3.39	1,000.00	1,021.42	3.41	0.68
Cash Reserve	1,000.00	1,013.10	2.90	1,000.00	1,021.92	2.91	0.58
Administration	1,000.00	1,012.00	1.40	1,000.00	1,023.41	1.40	0.28
Private Client	1,000.00	1,010.00	3.39	1,000.00	1,021.42	3.41	0.68

T-Fund
Institutional	$1,000.00	$1,011.20	$0.85	$1,000.00	$1,023.95	$0.85	0.17%
Dollar	1,000.00	1,009.90	2.09	1,000.00	1,022.71	2.11	0.42
Cash Management	1,000.00	1,008.80	3.34	1,000.00	1,021.47	3.36	0.67
Cash Reserve	1,000.00	1,009.20	2.84	1,000.00	1,021.97	2.86	0.57
Administration	1,000.00	1,010.70	1.35	1,000.00	1,023.46	1.35	0.27
Select	1,000.00	1,007.00	4.98	1,000.00	1,019.84	5.01	1.00
Capital	1,000.00	1,011.00	1.05	1,000.00	1,023.75	1.05	0.21

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

8	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Disclosure of Expenses  (continued)

Expense Examples (continued)

	Actual			Hypothetical (a)
	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period (b)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period (b)	Annualized Expense Ratio
Treasury Trust Fund
Institutional	$1,000.00	$1,011.10	$0.85	$1,000.00	$1,023.95	$0.85	0.17%
Dollar	1,000.00	1,010.60	2.09	1,000.00	1,022.71	2.11	0.42
Cash Management	1,000.00	1,008.60	3.34	1,000.00	1,021.47	3.36	0.67
Cash Reserve	1,000.00	1,009.10	2.84	1,000.00	1,021.97	2.86	0.57
Administration	1,000.00	1,010.60	1.35	1,000.00	1,023.46	1.35	0.27
Select	1,000.00	1,006.90	4.98	1,000.00	1,019.84	5.01	1.00

MuniCash
Institutional	$1,000.00	$1,007.30	$1.00	$1,000.00	$1,023.80	$1.00	0.20%
Dollar	1,000.00	1,007.10	2.24	1,000.00	1,022.56	2.26	0.45

MuniFund
Institutional	$1,000.00	$1,007.40	$1.00	$1,000.00	$1,023.80	$1.00	0.20%
Dollar	1,000.00	1,006.20	2.24	1,000.00	1,022.56	2.26	0.45
Administration	1,000.00	1,007.10	1.49	1,000.00	1,023.31	1.51	0.30
Select	1,000.00	1,003.50	4.97	1,000.00	1,019.84	5.01	1.00
Private Client	1,000.00	1,005.00	3.38	1,000.00	1,021.42	3.41	0.68

California Money Fund
Institutional	$1,000.00	$1,005.80	$0.99	$1,000.00	$1,023.80	$1.00	0.20%

New York Money Fund
Institutional	$1,000.00	$1,006.90	$1.00	$1,000.00	$1,023.80	$1.00	0.20%

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

D I S C L O S U R E O F E X P E N S E S	9

Schedule of Investments (unaudited) April 30, 2019	Federal Trust Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Sponsored Agency Obligations — 56.0%
Federal Farm Credit Bank Discount Notes(a):
2.40%, 06/17/19	USD 19,260	$19,199,652
2.41%, 06/28/19	13,360	13,308,126
2.43%, 07/23/19	10,665	10,603,528
2.44%, 08/15/19	18,070	17,942,305
2.42%, 02/04/20	13,595	13,345,294
Federal Farm Credit Bank Variable Rate Notes(b):
(LIBOR USD 1 Month - 0.09%), 2.39%, 05/07/19	45,000	44,999,964
(LIBOR USD 1 Month - 0.10%), 2.38%, 09/05/19	8,190	8,190,000
(LIBOR USD 3 Month - 0.12%), 2.46%, 01/27/20	39,390	39,399,960
(LIBOR USD 1 Month - 0.05%), 2.42%, 02/07/20	32,600	32,599,742
(US Treasury 3 Month Bill Money Market Yield + 0.09%), 2.48%, 03/26/20	2,935	2,934,921
(LIBOR USD 1 Month + 0.00%), 2.49%, 06/19/20	31,500	31,516,683
(LIBOR USD 1 Month - 0.05%), 2.42%, 08/17/20	12,175	12,175,000
(LIBOR USD 1 Month - 0.04%), 2.44%, 09/11/20	14,985	14,984,390
(LIBOR USD 1 Month + 0.03%), 2.50%, 12/14/20	15,855	15,853,950
(LIBOR USD 1 Month + 0.05%), 2.52%, 04/16/21	17,380	17,380,000
Federal Home Loan Bank:
2.45%, 05/23/19	16,525	16,525,000
2.43%, 06/07/19	14,865	14,865,000
2.49%, 07/11/19	5,500	5,499,884
2.48%, 07/15/19	13,010	13,010,000
Federal Home Loan Bank Discount Notes(a):
1.63%, 05/03/19	19,780	19,777,308
2.10%, 05/07/19	14,915	14,908,947
2.20%, 05/10/19	22,775	22,761,392
2.28%, 05/15/19	88,000	87,918,551
2.30%, 05/17/19	59,045	58,981,966
2.34%, 05/22/19	162,980	162,750,378
2.34%, 05/23/19	15,000	14,978,092
2.35%, 05/24/19	36,660	36,601,563
2.36%, 05/29/19	43,095	43,012,880
2.38%, 06/05/19	10,000	9,975,597
2.39%, 06/12/19	33,035	32,941,924
2.40%, 06/13/19	13,140	13,101,861
2.41%, 06/21/19	17,865	17,801,981
2.41%, 06/28/19	5,375	5,353,957
2.42%, 07/05/19	19,140	19,057,302
2.42%, 07/08/19	10,155	10,109,156
2.42%, 07/10/19	66,400	66,082,629
2.43%, 07/26/19	5,910	5,876,003
2.44%, 08/16/19	18,425	18,290,830
2.44%, 09/20/19	41,005	40,609,892
2.45%, 10/09/19	8,100	8,013,314
2.45%, 10/11/19	7,660	7,574,854
2.45%, 10/15/19	12,155	12,017,026
2.45%, 10/21/19	13,155	13,003,279
2.45%, 10/23/19	16,950	16,751,179
2.45%, 10/30/19	12,130	11,981,964
Federal Home Loan Bank Variable Rate Notes(b):
(LIBOR USD 3 Month - 0.16%), 2.44%, 06/12/19	10,475	10,474,686

Security	Par (000)	Value

U.S. Government Sponsored Agency Obligations (continued)
(LIBOR USD 1 Month - 0.05%), 2.44%, 06/20/19	USD 3,550	$3,550,000
(LIBOR USD 3 Month - 0.16%), 2.47%, 06/20/19	23,805	23,805,000
(SOFRATE + 0.04%), 2.52%, 06/21/19	5,395	5,395,000
(LIBOR USD 1 Month - 0.05%), 2.44%, 06/24/19	21,285	21,285,000
(LIBOR USD 3 Month - 0.16%), 2.45%, 06/27/19	8,520	8,519,860
(LIBOR USD 1 Month - 0.05%), 2.43%, 06/28/19	3,550	3,550,000
(LIBOR USD 1 Month - 0.08%), 2.40%, 07/11/19	40,200	40,200,000
(SOFRATE + 0.02%), 2.50%, 07/17/19	4,590	4,590,000
(LIBOR USD 1 Month - 0.08%), 2.41%, 08/22/19	11,870	11,869,623
(LIBOR USD 1 Month - 0.08%), 2.40%, 08/27/19	21,585	21,585,000
(SOFRATE + 0.02%), 2.50%, 08/27/19	8,475	8,475,000
(LIBOR USD 1 Month - 0.09%), 2.39%, 09/09/19	43,635	43,635,000
(SOFRATE + 0.01%), 2.49%, 11/13/19	37,295	37,295,000
(SOFRATE + 0.03%), 2.51%, 12/06/19	6,445	6,445,000
(LIBOR USD 1 Month - 0.04%), 2.44%, 01/14/20	7,935	7,935,000
(SOFRATE + 0.05%), 2.53%, 01/17/20	1,530	1,530,000
(LIBOR USD 1 Month - 0.06%), 2.42%, 02/24/20	29,820	29,820,000
(LIBOR USD 1 Month - 0.04%), 2.44%, 02/25/20	14,095	14,095,000
(LIBOR USD 1 Month - 0.04%), 2.43%, 04/17/20	18,590	18,590,000
(LIBOR USD 3 Month - 0.14%), 2.45%, 04/20/20	20,295	20,295,000
(SOFRATE + 0.08%), 2.55%, 07/24/20	4,515	4,515,000
(SOFRATE + 0.11%), 2.59%, 10/01/20	5,885	5,885,000
(LIBOR USD 3 Month - 0.13%), 2.49%, 12/21/20	21,350	21,350,000
(SOFRATE + 0.12%), 2.59%, 03/12/21	14,305	14,305,000
Series 1, (LIBOR USD 1 Month - 0.11%), 2.38%, 07/19/19	54,640	54,640,000
Series 3, (LIBOR USD 1 Month - 0.09%), 2.38%, 06/14/19	60,000	60,000,000

Total U.S. Government Sponsored Agency Obligations — 56.0% (Cost: $1,618,201,393)		1,618,201,393

U.S. Treasury Obligations — 40.8%
U.S. Treasury Bills(a):
2.25%, 05/14/19	395,125	394,782,133
2.32%, 05/21/19	186,435	186,184,348
2.30%, 05/23/19	45,000	44,933,642
2.34%, 05/28/19	195,980	195,627,870
2.35%, 06/04/19	45,795	45,692,150
2.39%, 07/18/19	21,000	20,891,710
2.40%, 08/22/19	96,850	96,103,677
2.39%, 08/29/19	70,000	69,427,167
2.37%, 04/23/20	46,315	45,228,038
U.S. Treasury Notes:
3.13%, 05/15/19	2,680	2,680,672
(US Treasury 3 Month Bill Money Market Yield + 0.06%), 2.47%, 07/31/19(b)	3,555	3,555,380
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 2.46%, 10/31/20(b)	50,000	49,921,693

10	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	Federal Trust Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
(US Treasury 3 Month Bill Money Market Yield + 0.12%), 2.53%, 01/31/21(b)	USD 21,620	$21,620,000

Total U.S. Treasury Obligations — 40.8%

Security	Par (000)	Value

U.S. Treasury Obligations (continued)

(Cost: $1,176,648,480)		$1,176,648,480

Total Investments — 96.8% (Cost: $2,794,849,873)(c)		2,794,849,873

Other Assets Less Liabilities — 3.2%		91,133,777

Net Assets —100.0%		$2,885,983,650

(a)	Rates are the current rate or a range of current rates as of period end.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)	Cost for U.S. federal income tax purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$2,794,849,873	$—	$2,794,849,873

(a)	See above Schedule of Investments for values in each security type. Investments categorized as Level 2 are included in security type.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) April 30, 2019	FedFund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Sponsored Agency Obligations — 35.6%
Federal Farm Credit Bank Variable Rate Notes(a):
(LIBOR USD 1 Month - 0.09%), 2.39%, 05/07/19	USD 101,000	$100,999,919
(LIBOR USD 1 Month - 0.08%), 2.40%, 07/30/19	461,575	461,505,066
(LIBOR USD 1 Month - 0.10%), 2.38%, 09/05/19	225,050	225,050,000
(LIBOR USD 1 Month - 0.04%), 2.43%, 03/06/20	36,000	36,000,105
(US Treasury 3 Month Bill Money Market Yield + 0.09%), 2.48%, 03/26/20	95,915	95,912,419
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 2.45%, 04/30/20	195,295	195,291,322
(LIBOR USD 1 Month - 0.05%), 2.42%, 06/15/20	539,425	539,407,531
(LIBOR USD 1 Month + 0.00%), 2.48%, 06/26/20	384,915	384,902,157
(LIBOR USD 1 Month - 0.05%), 2.42%, 08/17/20	332,635	332,635,000
(LIBOR USD 1 Month - 0.04%), 2.44%, 09/11/20	434,910	434,892,306
(LIBOR USD 1 Month + 0.03%), 2.50%, 12/14/20	446,190	446,160,464
(LIBOR USD 1 Month + 0.03%), 2.50%, 01/13/21	250,000	249,962,277
Federal Home Loan Bank:
2.50%, 05/07/19	75,000	74,999,829
2.43%, 06/07/19	404,415	404,415,000
2.49%, 07/11/19	171,740	171,736,366
2.48%, 07/15/19	401,285	401,285,000
Federal Home Loan Bank Discount Notes(b):
2.40%, 05/01/19	150,000	150,000,000
1.22%, 05/02/19	497,690	497,656,682
1.63%, 05/03/19	100,000	99,986,389
2.10%, 05/07/19	571,310	571,079,501
2.14%, 05/08/19	681,420	681,099,535
2.17%, 05/09/19	500,000	499,725,000
2.20%, 05/10/19	417,000	416,749,310
2.26%, 05/13/19	657,310	656,783,319
2.28%, 05/15/19	162,920	162,767,941
2.34%, 05/22/19	25,000	24,964,854
2.35%, 05/24/19	100,000	99,840,597
2.37%, 05/30/19	90,365	90,188,838
2.38%, 06/05/19	148,000	147,638,839
2.39%, 06/12/19	100,000	99,718,250
2.40%, 06/13/19	375,815	374,724,197
2.40%, 06/19/19	750,000	747,527,542
2.41%, 06/26/19	378,665	377,242,482
2.41%, 06/28/19	159,875	159,249,089
2.42%, 07/08/19	730,065	726,746,871
2.42%, 07/10/19	150,000	149,289,792
2.42%, 07/12/19	596,180	593,332,644
2.42%, 07/16/19	473,360	470,971,636
2.43%, 07/19/19	221,010	219,846,499
2.43%, 07/24/19	531,990	528,952,584
2.43%, 07/26/19	682,010	678,086,775
2.43%, 07/30/19	623,085	619,362,067
2.43%, 08/05/19	100,000	99,357,333
2.44%, 09/09/19	475,000	470,874,757
2.44%, 09/17/19	125,000	123,847,604
2.44%, 09/27/19	210,995	208,883,397
2.45%, 10/09/19	250,000	247,324,493
2.45%, 10/11/19	215,345	212,951,291
2.45%, 10/15/19	352,345	348,345,800

Security	Par (000)	Value

U.S. Government Sponsored Agency Obligations (continued)
2.45%, 10/16/19	USD 205,755	$203,455,345
2.45%, 10/21/19	250,000	247,116,667
2.45%, 10/23/19	100,000	98,827,014
2.45%, 10/30/19	70,000	69,145,712
Federal Home Loan Bank Variable Rate Notes(a):
(LIBOR USD 1 Month - 0.11%), 2.37%, 05/10/19	185,000	185,000,000
(LIBOR USD 3 Month - 0.22%), 2.47%, 05/13/19	157,500	157,499,512
(LIBOR USD 1 Month - 0.11%), 2.36%, 05/15/19	280,000	280,000,000
(LIBOR USD 3 Month - 0.21%), 2.48%, 05/16/19	483,075	483,075,000
(LIBOR USD 1 Month - 0.12%), 2.36%, 06/04/19	853,700	853,700,000
(LIBOR USD 3 Month - 0.16%), 2.44%, 06/12/19	296,920	296,911,110
(LIBOR USD 1 Month - 0.05%), 2.44%, 06/20/19	100,105	100,105,000
(LIBOR USD 3 Month - 0.16%), 2.47%, 06/20/19	869,395	869,395,000
(SOFRATE + 0.04%), 2.52%, 06/21/19	166,805	166,805,000
(LIBOR USD 1 Month - 0.05%), 2.44%, 06/24/19	600,645	600,645,000
(LIBOR USD 3 Month - 0.16%), 2.45%, 06/27/19	198,980	198,976,742
(LIBOR USD 1 Month - 0.05%), 2.43% - 2.43%, 06/28/19	344,540	344,540,000
(LIBOR USD 1 Month - 0.08%), 2.40%, 07/05/19	379,000	379,000,000
(LIBOR USD 1 Month - 0.08%), 2.39%, 07/09/19	100,000	99,991,381
(LIBOR USD 1 Month - 0.08%), 2.40%, 07/11/19	1,185,425	1,185,425,000
(SOFRATE + 0.02%), 2.50%, 07/17/19	128,310	128,310,000
(LIBOR USD 1 Month - 0.11%), 2.36%, 08/13/19	340,000	340,000,000
(LIBOR USD 1 Month - 0.08%), 2.40%, 08/27/19	674,395	674,395,000
(SOFRATE + 0.02%), 2.50%, 08/27/19	243,500	243,500,000
(LIBOR USD 1 Month - 0.06%), 2.42%, 09/11/19	221,800	221,800,000
(LIBOR USD 1 Month - 0.07%), 2.41%, 09/17/19	439,845	439,845,000
(LIBOR USD 1 Month - 0.06%), 2.42%, 09/27/19	465,020	465,020,000
(LIBOR USD 3 Month - 0.16%), 2.42%, 10/29/19	312,000	312,000,000
(SOFRATE + 0.01%), 2.49%, 11/13/19	572,310	572,310,000
(SOFRATE + 0.03%), 2.51%, 12/06/19	202,070	202,070,000
(LIBOR USD 3 Month - 0.14%), 2.49%, 12/19/19	386,860	386,860,000
(LIBOR USD 1 Month - 0.04%), 2.44%, 01/14/20	231,175	231,175,000
(SOFRATE + 0.05%), 2.53%, 01/17/20	40,940	40,940,000
(LIBOR USD 1 Month - 0.06%), 2.43%, 02/20/20	485,555	485,555,000
(LIBOR USD 1 Month - 0.06%), 2.42%, 02/24/20	844,020	844,020,000
(LIBOR USD 1 Month - 0.04%), 2.44%, 02/25/20	397,610	397,610,000
(LIBOR USD 1 Month - 0.04%), 2.43%, 04/17/20	567,375	567,375,000

12	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	FedFund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Sponsored Agency Obligations (continued)
(LIBOR USD 3 Month - 0.14%), 2.45%, 04/20/20	USD 540,285	$540,285,000
(LIBOR USD 1 Month - 0.02%), 2.49%, 06/01/20	203,445	203,445,000
(LIBOR USD 1 Month - 0.01%), 2.46%, 07/15/20	238,000	238,000,000
(SOFRATE + 0.08%), 2.55%, 07/24/20	116,795	116,795,000
(LIBOR USD 1 Month - 0.03%), 2.45%, 08/04/20	244,380	244,380,000
(LIBOR USD 3 Month - 0.13%), 2.49%, 12/21/20	538,800	538,800,000
(SOFRATE + 0.12%), 2.59%, 03/12/21	516,420	516,420,000
Federal Home Loan Mortgage Corp. Discount Notes, 2.32%, 05/20/19(b)	220,920	220,640,168

Total U.S. Government Sponsored Agency Obligations — 35.6% (Cost: $32,101,434,320)		32,101,434,320

U.S. Treasury Obligations — 18.0%
U.S. Treasury Bills(b):
2.34%, 05/28/19	510,295	509,378,452
2.35%, 05/30/19	1,144,015	1,141,733,760
2.35%, 06/06/19	421,820	420,769,398
2.38%, 06/13/19	440	438,736
2.39%, 06/18/19	38,125	38,003,352
2.37%, 06/20/19	135,205	134,777,790
2.39%, 06/25/19	175,000	174,363,681
2.39%, 07/05/19	1,055,460	1,050,925,366
2.39%, 07/11/19	378,010	376,239,391
2.39%, 07/18/19	1,415,200	1,407,686,520
2.38%, 07/25/19	838,400	833,550,089
2.41%, 08/15/19	278,685	276,674,597
2.40%, 08/22/19	578,285	573,828,752

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
2.39%, 08/29/19	USD 1,204,000	$1,194,147,267
2.40%, 09/05/19	899,955	892,144,890
2.42%, 10/03/19	231,430	229,063,467
2.42%, 10/10/19	157,335	155,633,495
2.42%, 10/17/19	39,325	38,883,784
2.42%, 10/31/19	181,820	179,628,696
2.38%, 01/30/20	175,060	171,742,321
2.38%, 02/27/20	773,680	758,209,992
2.37%, 04/23/20	1,021,690	997,712,071
U.S. Treasury Notes:
1.63%, 06/30/19	139,080	138,889,318
0.75%, 07/15/19	42,655	42,502,657
0.88%, 07/31/19	82,375	82,048,993
1.38%, 07/31/19	201,730	201,172,459
(US Treasury 3 Month Bill Money Market Yield + 0.06%), 2.47%, 07/31/19(a)	91,945	91,954,833
1.00%, 09/30/19	99,130	98,506,777
1.50%, 10/31/19	81,945	81,526,882
(US Treasury 3 Month Bill Money Market Yield + 0.03%), 2.45%, 04/30/20(a)	116,540	116,554,265
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 2.46%, 07/31/20(a)	1,389,440	1,389,440,000
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 2.46%, 10/31/20(a)	1,400,000	1,397,807,400
(US Treasury 3 Month Bill Money Market Yield + 0.12%), 2.53%, 01/31/21(a)	1,034,155	1,033,877,160

Total U.S. Treasury Obligations — 18.0% (Cost: $16,229,816,611)		16,229,816,611

Total Repurchase Agreements — 44.1% (Cost: $39,862,671,966)		39,862,671,966

Total Investments — 97.7% (Cost: $88,193,922,897)(c)		88,193,922,897

Other Assets Less Liabilities — 2.3%		2,070,754,564

Net Assets — 100.0%		$90,264,677,461

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)	Rates are the current rate or a range of current rates as of period end.
(c)	Cost for U.S. federal income tax purposes.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Bank of Montreal	2.43	%(a)	04/11/19	05/14/19	$600,000	$600,000	$601,336,500	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 7.45%, due 05/23/19 to 12/20/68	$976,413,505	$617,882,736
	2.43	(a)	04/18/19	05/14/19	300,000	300,000	300,526,500	U.S. Treasury Obligations, 0.00% to 3.13%, due 05/23/19 to 02/15/49	306,460,900	306,000,023
	2.45		04/29/19	05/06/19	285,000	285,000	285,135,771	U.S. Treasury Obligations, 0.00% to 3.88%, due 05/23/19 to 08/15/48	293,237,400	290,700,001

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2019	FedFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	2.74%		04/30/19	05/01/19	$8,000	$8,000	$8,000,609	U.S. Treasury Obligations, 0.38% to 3.88%, due 07/31/23 to 08/15/40	$7,964,200	$8,160,051

Total Bank of Montreal						$1,193,000				$1,222,742,811

Bank of Nova Scotia (The)	2.75		04/30/19	05/01/19	5,000	5,000	5,000,382	U.S. Treasury Obligations, 0.00% to 3.63%, due 06/20/19 to 07/15/21	5,049,800	5,100,469

Barclays Bank plc	2.43		04/24/19	05/01/19	1,000,000	1,000,000	1,000,472,500	U.S. Government Sponsored Agency Obligations, 3.00% to 4.50%, due 03/01/30 to 01/01/49	1,137,702,860	1,030,000,000
	2.43		04/25/19	05/02/19	1,200,000	1,200,000	1,200,567,000	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 6.00%, due 06/01/19 to 05/01/56	1,482,147,193	1,230,359,271
	2.48		04/29/19	05/06/19	1,000,000	1,000,000	1,000,482,222	U.S. Government Sponsored Agency Obligations, 3.00% to 4.50%, due 02/01/39 to 01/01/49	1,191,336,460	1,030,000,000
	2.51	(a)	04/30/19	05/08/19	100,000	100,000	100,055,778	U.S. Government Sponsored Agency Obligations, 0.68% to 6.50%, due 01/15/22 to 03/20/65	5,097,006,284	105,000,000
	2.51		04/30/19	05/07/19	500,000	500,000	500,244,028	U.S. Government Sponsored Agency Obligations, 3.50% to 4.50%, due 09/20/47 to 04/20/49	532,262,954	510,000,000
	2.75		04/30/19	05/01/19	15,000	15,000	15,001,146	U.S. Treasury Obligation, 0.00%, due 06/13/19	15,344,100	15,300,032

Total Barclays Bank plc						$3,815,000				$3,920,659,303

BMO Capital Markets Corp	2.44	(a)	04/09/19	05/14/19	375,000	375,000	375,889,583	U.S. Government Sponsored Agency Obligations, 3.00% to 5.50%, due 12/01/19 to 02/20/69	384,565,900	383,021,368
	2.45	(a)	04/11/19	05/14/19	50,000	50,000	50,112,292	U.S. Government Sponsored Agency Obligations, 0.22% to 9.50%, due 12/20/20 to 03/20/69	877,356,745	52,169,955
	2.76		04/30/19	05/01/19	120,000	120,000	120,009,200	U.S. Government Sponsored Agency Obligations, 1.88% to 5.50%, due 03/31/20 to 04/01/69	157,061,657	122,559,061

Total BMO Capital Markets Corp.						$545,000				$557,750,384

BNP Paribas SA	2.45		04/29/19	05/06/19	1,000,000	1,000,000	1,000,476,389	U.S. Treasury Obligations, 0.00% to 8.75%, due 05/28/19 to 02/15/48	1,026,993,000	1,020,000,000

14	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	FedFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	2.47%		04/30/19	05/07/19	$300,000	$300,000	$300,144,083	U.S. Treasury Obligations, 0.00% to 7.25%, due 02/27/20 to 11/15/45	$296,590,771	$306,000,000
	2.50	(a)	04/30/19	05/08/19	400,000	400,000	400,222,222	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 9.26%, due 08/15/21 to 08/25/54	10,542,800,149	418,485,736
	2.64	(a)	04/30/19	06/05/19	100,000	100,000	100,263,588	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 6.50%, due 05/15/22 to 03/20/49	1,134,055,722	103,743,927
	2.75		04/30/19	05/01/19	1,000	1,000	1,000,076	U.S. Treasury Obligation, 1.88%, due 12/15/20	1,020,400	1,020,059
	2.77		04/30/19	05/01/19	264,000	264,000	264,020,313	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 7.50%, due 05/23/19 to 05/25/49	706,716,186	271,195,157

Total BNP Paribas SA						$2,065,000				$2,120,444,879

Citibank NA	2.75		04/30/19	05/01/19	150,000	150,000	150,011,458	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 8.00%, due 08/31/19 to 08/15/46	150,156,900	153,000,073

Citigroup Global Markets, Inc.	2.41		04/24/19	05/01/19	16,000	16,000	16,007,498	U.S. Treasury Obligations, 1.63% to 3.00%, due 11/30/20 to 11/15/45	16,449,600	16,320,001
	2.51	(a)	04/30/19	05/01/19	500,000	500,000	500,034,861	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 10.00%, due 12/01/19 to 11/25/58	1,800,058,860	536,423,843
	2.75	(b)	04/30/19	05/01/19	60,000	60,000	60,004,583	U.S. Treasury Obligations, 0.13% to 3.00%, due 04/15/20 to 08/15/45	60,386,084	61,200,007

Total Citigroup Global Markets, Inc						$576,000				$613,943,851

Credit Agricole Corporate & Investment Bank SA	2.72	(b)	04/30/19	05/01/19	255,000	255,000	255,019,267	U.S. Treasury Obligations, 1.38% to 2.75%, due 08/15/21 to 11/15/47	262,912,489	260,100,007

Credit Suisse AG	2.49		04/30/19	05/07/19	250,000	250,000	250,121,042	U.S. Government Sponsored Agency Obligations, 0.00% to 8.00%, due 09/25/24 to 04/20/49	1,441,223,718	255,139,020

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2019	FedFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	2.56	%(a)	04/30/19	06/05/19	$900,000	$900,000	$902,300,293	U.S. Government Sponsored Agency Obligations, 0.00% to 8.50%, due 04/15/21 to 03/25/49	$12,380,010,993	$940,824,848

Total Credit Suisse AG						$1,150,000				$1,195,963,868

Deutsche Bank AG	2.75		04/30/19	05/01/19	200,000	200,000	200,015,278	U.S. Treasury Obligations, 0.00% to 8.75%, due 05/07/19 to 02/15/46	172,652,100	204,000,010

Goldman Sachs & Co. LLC	2.41		04/24/19	05/01/19	350,000	350,000	350,164,014	U.S. Treasury Obligations, 0.00% to 2.55%, due 10/10/19 to 05/15/27	401,856,860	357,000,000
	2.42		04/24/19	05/01/19	700,000	700,000	700,329,389	U.S. Government Sponsored Agency Obligations, 2.50% to 6.00%, due 07/15/21 to 04/15/58	1,294,644,481	714,081,146
	2.43		04/25/19	05/02/19	500,000	500,000	500,236,250	U.S. Government Sponsored Agency Obligations, 2.50% to 5.50%, due 01/15/26 to 03/20/49	797,282,245	510,000,000
	2.49		04/24/19	05/01/19	220,000	220,000	220,106,517	U.S. Government Sponsored Agency Obligations, 2.50% to 6.50%, due 12/20/26 to 05/15/61	373,338,096	224,462,919
	2.71	(a)	04/30/19	06/05/19	1,114,500	1,114,500	1,117,520,296	U.S. Government Sponsored Agency Obligations, 2.50% to 9.00%, due 09/01/20 to 06/01/56	2,066,211,764	1,147,935,000

Total Goldman Sachs & Co. LLC						$2,884,500				$2,953,479,065

HSBC Securities USA, Inc.	2.42		04/25/19	05/02/19	1,411,915	1,411,915	1,412,579,384	U.S. Treasury Obligations, 0.00% to 4.50%, due 09/05/19 to 02/15/49	1,912,334,304	1,440,153,303
	2.43		04/25/19	05/02/19	1,375,000	1,375,000	1,375,649,687	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 6.00%, due 06/14/19 to 02/01/49	1,963,347,086	1,403,841,991
	2.46	(c)	04/30/19	05/01/19	335,000	335,000	335,022,892	U.S. Treasury Obligations, 0.63% to 2.88%, due 10/31/20 to 01/15/26	343,920,000	341,700,078
	2.47	(c)	04/30/19	05/01/19	786,000	786,000	786,053,928	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 6.63%, due 05/09/19 to 12/01/48	1,162,298,266	804,033,283
	2.48		04/30/19	05/07/19	1,028,000	1,028,000	1,028,495,724	U.S. Treasury Obligations, 0.00% to 8.50%, due 05/31/19 to 08/15/46	1,329,251,017	1,048,560,000

16	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	FedFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	2.76%		04/30/19	05/01/19	$2,000	$2,000	$2,000,153	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 6.63%, due 10/12/21 to 03/01/49	$1,995,973	$2,041,800

Total HSBC Securities USA, Inc.						$4,937,915				$5,040,330,455

JP Morgan Chase Bank NA	2.78		04/30/19	05/01/19	221,025	221,025	221,042,392	U.S. Treasury Obligation, 2.88%, due 04/30/25	219,412,000	225,462,898
	2.78		04/30/19	05/01/19	762,088	762,088	762,146,718	U.S. Treasury Obligation, 2.63%, due 03/31/25	764,900,000	777,388,475
	2.78		04/30/19	05/01/19	1,016,888	1,016,888	1,016,966,026	U.S. Treasury Obligation, 1.63%, due 05/15/26	1,084,680,000	1,037,303,776
	2.80		04/29/19	05/01/19	500,000	500,000	500,077,802	U.S. Treasury Obligation, 2.75%, due 08/31/25	497,561,000	510,038,914

Total JP Morgan Chase Bank NA						$2,500,001				$2,550,194,063

JP Morgan Securities LLC	2.49	(a)	04/30/19	05/08/19	500,000	500,000	500,276,209	U.S. Government Sponsored Agency Obligations, 0.00% to 6.50%, due 06/25/22 to 03/16/61	11,494,410,724	525,000,000
	2.49	(a)	04/30/19	05/08/19	885,000	885,000	885,488,890	U.S. Government Sponsored Agency Obligations, 0.00% to 6.00%, due 05/25/26 to 04/16/61	16,380,953,285	929,250,000
	2.55	(c)	04/30/19	05/01/19	350,000	350,000	350,024,792	U.S. Government Sponsored Agency Obligations, 0.00% to 6.00%, due 07/15/25 to 07/16/60	7,220,857,306	367,500,000
	2.66	(a)	04/30/19	06/05/19	334,500	334,500	335,388,391	U.S. Government Sponsored Agency Obligations, 0.00% to 6.00%, due 05/15/25 to 07/25/57	3,969,059,706	351,225,000
	2.75		04/30/19	05/01/19	4,000	4,000	4,000,306	U.S. Treasury Obligations, 0.00% to 2.88%, due 05/23/19 to 05/15/28	3,907,500	4,080,013
	2.77		04/30/19	05/01/19	1,195,000	1,195,000	1,195,091,949	U.S. Government Sponsored Agency Obligations, 2.14% to 7.50%, due 02/20/23 to 08/15/60	1,301,642,768	1,218,900,000

Total JP Morgan Securities LLC						$3,268,500				$3,395,955,013

Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.73		04/30/19	05/01/19	7,000	7,000	7,000,531	U.S. Treasury Obligation, 0.13%, due 01/15/22	6,445,500	7,140,042
	2.73		04/30/19	05/01/19	96,000	96,000	96,007,280	U.S. Treasury Obligations, 2.55% to 4.25%, due 04/30/21 to 11/15/40	89,777,100	97,920,013
	2.73	(b)	04/30/19	05/01/19	300,000	300,000	300,022,750	U.S. Treasury Obligations, 0.00% to 6.50%, due 07/15/19 to 11/15/48	262,796,820	306,000,015

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) April 30, 2019	FedFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	2.75%		04/30/19	05/01/19	$5,000	$5,000	$5,000,382	U.S. Government Sponsored Agency Obligations, 4.00% to 5.00%, due 11/20/48 to 04/20/49	$4,880,874	$5,100,000

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$408,000				$416,160,070

Mizuho Securities USA LLC	2.43		04/24/19	05/01/19	1,000,000	1,000,000	1,000,472,500	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.13% to 8.75%, due 10/31/19 to 11/15/48	928,229,535	1,020,091,320
	2.61	(a)	04/30/19	06/05/19	750,000	750,000	751,956,374	U.S. Government Sponsored Agency Obligations, 0.00% to 13.08%, due 09/25/19 to 10/25/57	12,852,103,918	787,134,771
	2.75		04/30/19	05/01/19	5,000	5,000	5,000,382	U.S. Treasury Obligation, 3.00%, due 10/31/25	4,926,500	5,100,006

Total Mizuho Securities USA LLC						$1,755,000				$1,812,326,097

Morgan Stanley & Co. LLC	2.77		04/30/19	05/01/19	1,000,000	1,000,000	1,000,076,944	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 9.50%, due 11/20/19 to 04/20/49	1,137,203,480	1,020,000,935

MUFG Securities Americas, Inc.	2.74		04/30/19	05/01/19	75,000	75,000	75,005,708	U.S. Government Sponsored Agency Obligations, 0.00% to 5.66%, due 11/15/19 to 11/20/48	91,404,543	78,110,398
	2.75		04/30/19	05/01/19	1,194,000	1,194,000	1,194,091,208	U.S. Government Sponsored Agency Obligations, 0.00% to 6.00%, due 06/27/19 to 11/16/59	3,662,860,599	1,227,927,152

Total MUFG Securities Americas, Inc.						$1,269,000				$1,306,037,550

Natixis SA	2.47	(c)	04/30/19	05/01/19	650,000	650,000	650,044,597	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 6.00%, due 06/20/19 to 04/20/49	831,344,115	664,198,521
	2.48	(a)	04/30/19	05/08/19	1,000,000	1,000,000	1,000,550,778	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 24.50%, due 06/20/19 to 09/20/68	14,515,565,577	1,045,476,199
	2.77		04/30/19	05/01/19	50,000	50,000	50,003,847	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 5.00%, due 06/20/19 to 03/20/49	61,964,410	51,368,390

Total Natixis SA						$1,700,000				$1,761,043,110

18	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	FedFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Nomura Securities International, Inc.	2.75%		04/30/19	05/01/19	$900,000	$900,000	$900,068,750	U.S. Treasury Obligations, 0.00% to 4.63%, due 06/30/19 to 08/15/48	$924,650,063	$918,000,084
	2.77		04/30/19	05/01/19	1,440,000	1,440,000	1,440,110,800	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 9.00%, due 05/25/19 to 03/20/69	2,371,299,123	1,478,345,914

Total Nomura Securities International, Inc.						$2,340,000				$2,396,345,998

Prudential Insurance Co. of America	2.77		04/30/19	05/01/19	19,635	19,635	19,636,511	U.S. Treasury Obligation, 0.00%, due 08/15/37	34,000,000	20,029,211
	2.77		04/30/19	05/01/19	259,657	259,657	259,677,479	U.S. Treasury Obligation, 2.88%, due 08/15/45	267,000,000	264,870,629
	2.77		04/30/19	05/01/19	10,507	10,507	10,508,308	U.S. Treasury Obligation, 0.00%, due 05/15/37	18,000,000	10,718,369
	2.77		04/30/19	05/01/19	23,144	23,144	23,145,531	U.S. Treasury Obligation, 0.00%, due 05/15/33	35,000,000	23,608,581
	2.77		04/30/19	05/01/19	21,525	21,525	21,526,656	U.S. Treasury Obligation, 0.00%, due 11/15/30	30,000,000	21,957,156
	2.77		04/30/19	05/01/19	21,525	21,525	21,526,656	U.S. Treasury Obligation, 0.00%, due 08/15/35	35,000,000	21,957,156
	2.77		04/30/19	05/01/19	24,094	24,094	24,095,604	U.S. Treasury Obligation, 2.75%, due 11/15/42	25,000,000	24,577,354
	2.77		04/30/19	05/01/19	120,669	120,669	120,678,035	U.S. Treasury Obligation, 0.00%, due 05/15/39	215,000,000	123,092,485

Total Prudential Insurance Co. of America						$500,756				$510,810,941

RBC Capital Markets LLC	2.74		04/30/19	05/01/19	75,000	75,000	75,005,708	U.S. Government Sponsored Agency Obligations, 0.00% to 7.50%, due 10/16/20 to 02/16/50	86,905,171	77,857,504

Societe Generale SA	2.44		04/24/19	05/01/19	1,000,000	1,000,000	1,000,474,444	U.S. Government Sponsored Agency Obligations, 0.00% to 5.97%, due 01/01/20 to 05/01/58	1,658,474,394	1,023,108,040
	2.45	(a)	04/30/19	05/08/19	1,420,000	1,420,000	1,420,773,112	U.S. Treasury Obligations, 0.00% to 8.13%, due 05/09/19 to 02/15/48	1,525,136,021	1,448,400,048
	2.47		04/29/19	05/06/19	850,000	850,000	850,408,236	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 5.96%, due 09/12/19 to 04/01/49	1,369,280,332	870,753,855
	2.47		04/30/19	05/07/19	297,000	297,000	297,142,643	U.S. Treasury Obligations, 0.00% to 6.50%, due 05/23/19 to 05/15/45	297,521,700	302,940,038
	2.76		04/30/19	05/01/19	1,000,000	1,000,000	1,000,076,667	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 1.13% to 5.00%, due 09/06/19 to 01/20/49	1,301,092,879	1,020,239,121

Total Societe Generale SA						$4,567,000				$4,665,441,102

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) April 30, 2019	FedFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
TD Securities USA LLC	2.75%		04/30/19	05/01/19	$2,000	$2,000	$2,000,153	U.S. Treasury Obligations, 1.50% to 2.63%, due 02/28/23 to 02/15/29	$2,093,300	$2,040,096
	2.77		04/30/19	05/01/19	1,000	1,000	1,000,077	U.S. Government Sponsored Agency Obligation, 4.00%, due 03/01/49	1,007,090	1,030,000

Total TD Securities USA LLC						$3,000				$3,070,096

Wells Fargo Securities LLC	2.49	(c)	04/30/19	05/01/19	450,000	450,000	450,031,125	U.S. Government Sponsored Agency Obligations, 3.50% to 4.00%, due 01/01/49 to 04/01/49	458,021,092	463,500,000
	2.50		04/29/19	05/06/19	1,000,000	1,000,000	1,000,486,111	U.S. Government Sponsored Agency Obligations, 3.00% to 4.50%, due 12/01/33 to 04/01/49	1,021,212,235	1,030,000,001
	2.75		04/30/19	05/01/19	25,000	25,000	25,001,910	U.S. Treasury Obligation, 2.50%, due 01/15/22	25,176,700	25,500,004
	2.75	(b)	04/30/19	05/01/19	25,000	25,000	25,001,910	U.S. Treasury Obligations, 0.13% to 3.38%, due 07/15/22 to 02/15/46	23,802,096	25,499,998
	2.77		04/30/19	05/01/19	1,200,000	1,200,000	1,200,092,333	U.S. Government Sponsored Agency Obligations, 3.50% to 4.65%, due 01/01/34 to 05/01/49	1,222,094,702	1,236,000,001

Total Wells Fargo Securities LLC						$2,700,000				$2,780,500,004

						$39,862,672				$40,943,257,658

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Traded in a joint account.
(c)	Variable rate security. Rate shown is the rate in effect as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities (a)	$—	$88,193,922,897	$—	$88,193,922,897

(a)	See above Schedule of Investments for values in each security type. Investments categorized as Level 2 are included in security type.

See notes to financial statements.

20	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2019	TempCash (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Certificates of Deposit — 30.2%

Domestic — 1.2%(a)
Bank of America NA, (LIBOR USD 1 Month + 0.10%), 2.57%, 10/15/19	USD	18,000	$17,998,778
HSBC Bank USA NA, (LIBOR USD 1 Month + 0.13%), 2.61%, 10/29/19		79,000	79,000,000

			96,998,778

Euro — 5.3%
Credit Industriel et Commercial, 2.69%, 02/10/20(b)		70,000	68,566,828
Credit Industriel et Commercial SA(b):
2.88%, 08/01/19		60,000	59,608,714
2.86%, 11/07/19		47,000	46,363,637
DZ Bank AG Deutsche Zentral- Genossenschaftsbank, 2.66%, 06/13/19		60,000	60,005,009
KBC Bank NV, 2.68%, 08/21/19		75,000	75,019,363
Mizuho Bank Ltd., 2.73%, 05/06/19(b)		50,000	49,979,400
MUFG Bank Ltd., 2.61%, 05/28/19(b)		70,000	69,865,618

			429,408,569

Yankee — 23.7%(c)
Bank of Montreal, Chicago:
(LIBOR USD 1 Month + 0.18%), 2.65%, 05/09/19(a)		5,000	5,000,044
(LIBOR USD 1 Month + 0.40%), 2.88%, 12/10/19(a)		55,000	55,086,582
(LIBOR USD 1 Month + 0.42%), 2.89%, 01/17/20(a)		40,000	40,080,043
(LIBOR USD 3 Month + 0.05%), 2.68%, 03/02/20(a)		40,000	39,999,776
2.70%, 03/19/20		35,000	35,043,408
Bank of Nova Scotia, Houston(a):
(SOFRATE + 0.43%), 2.91%, 05/16/19		35,000	35,004,288
(LIBOR USD 1 Month + 0.34%), 2.83%, 08/20/19		30,000	30,024,273
Barclays Bank plc, New York, 2.82%, 05/08/19		70,000	70,005,605
BNP Paribas SA, New York(a):
(LIBOR USD 3 Month + 0.10%), 2.69%, 07/08/19		60,000	60,010,603
(LIBOR USD 1 Month + 0.14%), 2.62%, 09/18/19		50,000	50,007,613
Canadian Imperial Bank of Commerce, New York:
(LIBOR USD 1 Month + 0.30%), 2.78%, 07/25/19(a)		35,000	35,016,056
3.08%, 10/28/19		25,000	25,062,003
(LIBOR USD 1 Month + 0.40%), 2.88%, 12/30/19(a)		25,000	25,043,757
Credit Agricole Corporate and Investment Bank, New York, (LIBOR USD 3 Month + 0.13%), 2.76%, 03/20/20(a)		40,000	39,999,752
Credit Industriel et Commercial, New York(a):
(LIBOR USD 1 Month + 0.27%), 2.74%, 05/08/19		40,000	40,000,768
(LIBOR USD 1 Month + 0.12%), 2.61%, 10/23/19		55,000	54,993,962
Credit Suisse AG, New York:
(LIBOR USD 1 Month + 0.14%), 2.61%, 10/10/19(a)		21,000	21,001,861
2.69%, 11/04/19		40,000	40,015,275
Dexia Credit Local SA, New York, (LIBOR USD 1 Month + 0.20%), 2.68%, 09/25/19(a)		40,000	40,015,634
DZ Bank AG Deutsche Zentral- Genossenschaftsbank, New York, 2.65%, 08/20/19		50,000	50,014,675

Security	Par (000)		Value

Yankee (continued)
Mitsubishi UFJ Trust & Banking Corp., New York:
(LIBOR USD 1 Month + 0.32%), 2.79%, 05/07/19(a)	USD	55,000	$55,003,946
2.57%, 06/13/19		75,000	75,005,673
Mizuho Bank Ltd., New York: 2.70%, 05/23/19 - 09/17/19		85,610	85,640,233
Natixis SA, New York:
2.65%, 12/17/19		75,100	75,121,480
2.72%, 04/03/20		60,000	60,036,270
Oversea-Chinese Banking Corp. Ltd., New York:
2.57%, 07/19/19		50,000	50,001,033
(LIBOR USD 1 Month + 0.10%), 2.58%, 10/11/19(a)		25,000	24,998,699
Royal Bank of Canada, New York(a):
(LIBOR USD 1 Month + 0.20%), 2.70%, 05/01/19		35,000	35,000,276
(LIBOR USD 1 Month + 0.31%), 2.79%, 08/16/19		30,000	30,021,104
Standard Chartered Bank, New York(a):
(LIBOR USD 1 Month + 0.16%), 2.64%, 10/16/19		59,000	59,007,961
(LIBOR USD 1 Month + 0.14%), 2.62%, 10/31/19		75,000	75,000,521
Sumitomo Mitsui Banking Corp., New York:
(LIBOR USD 1 Month + 0.32%), 2.81%, 05/02/19(a)		50,000	50,001,059
2.78%, 05/10/19		54,000	54,005,288
Sumitomo Mitsui Trust Bank Ltd., New York(a):
(LIBOR USD 1 Month + 0.10%), 2.58%, 08/28/19		48,000	47,996,737
(LIBOR USD 3 Month + 0.20%), 2.81%, 05/18/20		38,000	37,999,471
Svenska Handelsbanken, New York:
2.59%, 06/04/19		55,000	55,006,562
(LIBOR USD 1 Month + 0.30%), 2.77%, 08/06/19(a)		25,000	25,014,941
(LIBOR USD 1 Month + 0.12%), 2.60%, 11/25/19(a)		75,000	74,994,354
(LIBOR USD 1 Month + 0.37%), 2.84%, 12/06/19(a)		35,000	35,049,247
Toronto-Dominion Bank, New York:
2.57%, 07/17/19		65,000	65,006,885
(LIBOR USD 1 Month + 0.11%), 2.59%, 10/11/19(a)		55,000	54,999,626

			1,916,337,344

Total Certificates of Deposit — 30.2% (Cost: $2,441,953,693)			2,442,744,691

Commercial Paper — 34.8%
Alpine Securitization Ltd., 2.63%, 07/08/19(d)		40,000	40,004,862
Antalis SA(b):
2.55%, 06/13/19		16,080	16,030,690
2.60%, 07/15/19		30,000	29,838,437
Atlantic Asset Securitization LLC, 2.59%, 06/14/19(b)		22,377	22,305,673
Bank of Nova Scotia (The), 2.51%, 05/30/19(b)		15,000	14,969,125
Banque et Caisse d’Epargne de l’Etat(b):
2.53%, 06/20/19		13,000	12,954,180
2.58%, 07/05/19		22,000	21,897,795
Barclays Bank plc(b):
2.43%, 05/01/19		150,000	149,990,013
2.72%, 07/15/19(d)		23,000	22,870,551

S C H E D U L E S O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) April 30, 2019	TempCash (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Paper (continued)
2.78%, 08/08/19(d)	USD	43,000	$42,674,753
2.79%, 08/09/19(d)		21,000	20,839,275
Bedford Row Funding Corp.(a):
(LIBOR USD 3 Month + 0.14%), 2.77%, 06/19/19		30,000	30,006,040
(LIBOR USD 1 Month + 0.22%), 2.70%, 08/26/19		23,500	23,501,837
(LIBOR USD 1 Month + 0.22%), 2.70%, 09/05/19		40,000	40,016,854
(LIBOR USD 1 Month + 0.36%), 2.83%, 01/08/20		40,000	40,057,629
Bennington Stark Capital Co. LLC(b)(d):
2.53%, 05/01/19		50,000	49,996,541
2.53%, 05/06/19		35,000	34,985,475
BPCE SA, 2.63%, 10/01/19(b)		70,000	69,232,823
CAFCO LLC, 2.55%, 06/11/19(b)		50,000	49,853,817
Canadian Imperial Bank of Commerce, (LIBOR USD 1 Month + 0.20%), 2.69%, 05/02/19(a)		25,000	25,000,384
Chariot Funding LLC:
2.51%, 05/14/19(b)		50,000	49,951,991
(LIBOR USD 1 Month + 0.25%), 2.72%, 08/15/19(a)		42,000	42,021,864
(LIBOR USD 1 Month + 0.19%), 2.67%, 02/05/20(a)		35,000	35,006,307
Commonwealth Bank of Australia(a):
(LIBOR USD 3 Month + 0.60%), 3.23%, 12/19/19(d)		25,000	25,092,932
(LIBOR USD 3 Month + 0.05%), 2.65%, 04/06/20		40,000	39,999,888
Crown Point Capital Co. LLC(d):
2.66%, 07/12/19		41,250	41,257,868
2.64%, 08/05/19		40,000	40,004,568
2.72%, 09/03/19		65,000	65,024,121
DBS Bank Ltd.(b):
2.58%, 07/23/19		40,000	39,764,053
2.67%, 10/02/19		72,000	71,194,001
DNB Bank ASA, (LIBOR USD 1 Month + 0.10%), 2.59%, 11/01/19(a)		30,000	30,000,000
Federation des Caisses Desjardins du Quebec:
(LIBOR USD 1 Month + 0.30%), 2.78%, 06/18/19(a)		6,000	6,002,471
(LIBOR USD 1 Month + 0.22%), 2.69%, 08/13/19(a)		30,000	30,012,986
(LIBOR USD 1 Month + 0.22%), 2.70%, 08/16/19(a)		34,000	34,014,725
2.62%, 02/21/20(b)		30,000	29,369,618
Glencove Funding DAC(b)(d):
2.61%, 06/11/19		40,000	39,880,253
2.66%, 07/09/19		48,000	47,756,680
ING US Funding LLC, (LIBOR USD 1 Month + 0.37%), 2.85%, 10/04/19(a)		58,000	58,065,661
Kells Funding LLC(b)(d):
2.53%, 06/12/19		15,000	14,955,441
2.54%, 06/18/19		50,000	49,829,793
Landesbank Hessen-Thueringen Girozentrale, 2.61%, 09/23/19(b)		36,000	35,627,846
Lexington Parker Capital Co. LLC, 2.54%, 05/07/19(b)		113,000	112,945,070
Liberty Street Funding LLC, 2.52%, 05/20/19(b)		25,000	24,965,597
Mitsubishi UFJ Trust & Banking Corp., 2.57%, 07/01/19(b)		25,000	24,891,414
National Bank of Canada, (LIBOR USD 1 Month + 0.11%), 2.59%, 10/11/19(a)		47,000	47,001,807
National Securities Clearing Corp.(b): 2.50%, 06/12/19		32,000	31,906,088

Security	Par (000)		Value

Commercial Paper (continued)
2.72%, 12/12/19	USD	30,000	$29,502,047
2.81%, 02/26/20		52,000	50,813,475
Nordea Bank Abp(b):
2.49%, 06/12/19		15,000	14,956,176
2.74%, 04/27/20		50,000	48,664,462
Oversea-Chinese Banking Corp. Ltd.:
(LIBOR USD 1 Month + 0.11%), 2.58%, 09/06/19(a)		20,000	20,000,849
(LIBOR USD 1 Month + 0.11%), 2.59%, 09/11/19(a)		27,000	27,001,349
(LIBOR USD 1 Month + 0.11%), 2.59%, 09/12/19(a)		27,000	27,001,342
2.67%, 10/18/19(b)		45,000	44,444,036
Royal Bank of Canada, (SOFRATE + 0.51%), 2.99%, 01/09/20(a)		50,000	50,104,026
Starbird Funding Corp., 2.54%, 06/03/19(b)		40,000	39,905,744
Sumitomo Mitsui Trust Bank Ltd., 2.54%, 06/24/19(b)		45,000	44,828,331
Swedbank AB, 2.53%, 06/11/19(b)		33,500	33,402,682
Thunder Bay Funding LLC, 2.54%, 06/03/19(b)		14,000	13,967,011
Toronto-Dominion Bank, 2.44%, 05/01/19(b) .		175,000	174,988,324
Toronto-Dominion Bank (The), (LIBOR USD 1 Month + 0.12%), 2.60%, 11/25/19(a)		50,000	49,996,374
UBS AG(a):
(LIBOR USD 3 Month + 0.32%), 2.95%, 05/28/19(d)		48,835	48,847,307
(LIBOR USD 1 Month + 0.42%), 2.91%, 06/19/19		30,000	30,017,632
(LIBOR USD 1 Month + 0.40%), 2.89%, 07/02/19		50,000	50,033,647
(LIBOR USD 3 Month + 0.20%), 2.79%, 07/23/19		30,000	30,012,785
(LIBOR USD 3 Month + 0.18%), 2.92%, 08/01/19		35,000	35,014,722
(LIBOR USD 3 Month + 0.32%), 2.95%, 12/19/19		29,000	29,048,833
Westpac Banking Corp.(a):
(LIBOR USD 1 Month + 0.02%), 2.67%, 08/19/19		20,000	20,006,340
(LIBOR USD 1 Month + 0.30%), 2.78%, 01/10/20		40,000	40,041,356
(LIBOR USD 3 Month + 0.04%), 2.78%, 02/03/20		45,000	44,999,991

Total Commercial Paper — 34.8% (Cost: $2,820,410,261)			2,821,168,638

Time Deposits — 6.9%
Credit Agricole Corporate and Investment Bank SA, 2.38%, 05/01/19		45,565	45,565,000
Landesbank Hessen-Thuringen Girozentrale:
2.50%, 05/01/19		72,000	72,000,000
2.50%, 05/07/19		89,000	89,000,000
National Bank of Canada, 2.45%, 05/01/19 .		225,000	225,000,000
Standard Chartered Bank, 2.45%, 05/02/19 .		125,000	125,000,000

Total Time Deposits — 6.9% (Cost: $556,565,000)			556,565,000

22	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	TempCash (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Treasury Obligations — 0.6%
U.S. Treasury Bills, 2.37%, 06/20/19(b)	USD 50,000	$49,834,705

Total U.S. Treasury Obligations — 0.6% (Cost: $49,833,264)		49,834,705

Value

Total Repurchase Agreements — 25.2% (Cost: $2,042,500,702)	$2,042,500,702

Total Investments — 97.7% (Cost: $7,911,262,920)(e)	7,912,813,736

Other Assets Less Liabilities — 2.3%	187,625,489

Net Assets — 100.0%	$8,100,439,225

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)	Rates are the current rate or a range of current rates as of period end.
(c)	Issuer is a U.S. branch of a foreign domiciled bank.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Cost for U.S. federal income tax purposes.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Barclays Bank plc	2.55	%(a)	04/30/19	05/01/19	$38,000	$38,000	$38,002,692	Corporate/Debt Obligations, 3.05% to 5.00%, due 03/25/22 to 12/31/49	$38,377,000	$39,900,805
	2.58	(a)	04/30/19	05/01/19	13,000	13,000	13,000,932	Corporate/Debt Obligations, 4.25% to 4.54%, due 04/15/26 to 03/26/42	13,177,134	13,650,731
	2.78	(a)	04/30/19	05/01/19	15,000	15,000	15,001,158	Corporate/Debt Obligations, 5.18% to 8.38%, due 11/15/22 to 03/01/41	21,858,447	17,198,153
	2.98	(b)	04/30/19	08/04/19	13,000	13,000	13,103,307	Corporate/Debt Obligations, 3.35% to 4.25%, due 09/15/25 to 04/15/26	13,473,866	13,650,001

Total Barclays Bank plc						$79,000				$84,399,690

BNP Paribas SA	2.53	(a)	04/30/19	05/01/19	11,000	11,000	11,000,773	Corporate/Debt Obligations and U.S. Government Sponsored Agency Obligations, 1.88% to 10.18%, due 10/14/21 to 12/31/49	30,589,854	12,656,338

Citigroup Global Markets, Inc.	2.48	(a)	04/30/19	05/01/19	12,000	12,000	12,000,827	U.S. Treasury Obligation, 2.25%, due 11/15/25	12,235,000	12,240,037
	2.70		04/30/19	05/01/19	150,000	150,000	150,011,250	U.S. Treasury Obligations, 0.38% to 2.25%, due 11/30/19 to 02/15/47	149,719,700	153,000,084
	2.75	(c)	04/30/19	05/01/19	15,000	15,000	15,001,146	U.S. Treasury Obligations, 0.13% to 3.00%, due 04/15/20 to 08/15/45	15,096,520	15,300,002
	2.98	(b)	04/30/19	07/05/19	20,500	20,500	20,612,003	Corporate/Debt Obligations and U.S. Government Sponsored Agency Obligations, 0.00% to 3.75%, due 07/15/27 to 10/25/58	603,370,057	21,935,000

S C H E D U L E S O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) April 30, 2019	TempCash

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	3.00	%(b)	04/30/19	07/03/19	$83,000	$83,000	$83,441,985	Corporate/Debt Obligations and U.S. Government Sponsored Agency Obligations, 0.00% to 4.96%, due 07/20/22 to 10/25/58	$287,055,679	$88,810,000

Total Citigroup Global Markets, Inc						$280,500				$291,285,123

Credit Agricole Corporate & Investment Bank SA	2.60		04/30/19	05/01/19	300,000	300,000	300,021,667	U.S. Treasury Obligation, 2.88%, due 05/31/25	294,458,300	306,000,038
	2.75		04/30/19	05/01/19	75,000	75,000	75,005,729	U.S. Government Sponsored Agency Obligation, 4.00%, due 10/01/48	78,404,962	77,250,000

Total Credit Agricole Corporate & Investment Bank SA						$375,000				$383,250,038

Credit Suisse AG	2.75		04/30/19	05/01/19	100,000	100,000	100,007,639	U.S. Treasury Obligations, 0.00%, due 05/15/24 to 08/15/47	192,081,934	102,000,003

Credit Suisse Securities USA LLC	2.94	(b)	04/30/19	06/05/19	5,000	5,000	5,014,679	Corporate/Debt Obligations and U.S. Government Sponsored Agency Obligations, 0.00% to 8.63%, due 10/01/20 to 02/21/51	2,501,532,416	5,749,998

HSBC Securities USA, Inc.	2.55	(a)	04/30/19	05/01/19	22,500	22,500	22,501,594	Corporate/Debt Obligations, 2.91% to 8.75%, due 08/15/21 to 08/21/27	23,481,463	23,625,001
	2.63	(a)	04/30/19	05/01/19	18,500	18,500	18,501,352	Corporate/Debt Obligations, 2.36% to 6.75%, due 05/05/24 to 12/31/49	20,470,550	20,291,986

Total HSBC Securities USA, Inc						$41,000				$43,916,987

JP Morgan Chase Bank NA	2.78		04/30/19	05/01/19	350,001	350,001	350,027,730	U.S. Treasury Obligation, 2.88%, due 05/31/25	343,683,000	357,027,744

JP Morgan Securities LLC	2.55	(a)	04/30/19	05/01/19	8,000	8,000	8,000,567	Corporate/Debt Obligations, 0.00% to 2.30%, due 05/07/19 to 10/30/19	8,404,868	8,400,000
	2.61	(a)	04/30/19	05/01/19	1,000	1,000	1,000,072	Corporate/Debt Obligations and U.S. Government Sponsored Agency Obligations, 1.50% to 3.85%, due 09/25/43 to 05/10/58	1,897,509	1,070,000
	2.77		04/30/19	05/01/19	495,000	495,000	495,038,087	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 2.25% to 10.00%, due 02/15/21 to 03/15/61	515,541,122	504,900,000
	2.93	(b)	04/30/19	07/31/19	25,000	25,000	25,187,131	Corporate/Debt Obligations and U.S. Government Sponsored Agency Obligations, 0.61% to 10.85%, due 06/15/20 to 04/04/79	45,444,172	27,325,142

24	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	TempCash

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	2.98	%(b)	04/30/19	07/31/19	$1,000	$1,000	$1,007,613	Corporate/Debt Obligations, 5.38% to 6.50%, due 01/01/26 to 04/15/29	$1,038,530	$1,100,003
	2.98		02/13/19	05/13/19	15,000	15,000	15,110,508	Corporate/Debt Obligations and U.S. Government Sponsored Agency Obligations, 0.00% to 9.75%, due 10/15/19 to 03/12/52	33,498,708	16,259,432

Total JP Morgan Securities LLC						$545,000				$559,054,577

Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.83	(b)	04/30/19	06/05/19	15,000	15,000	15,042,450	Corporate/Debt Obligations, 4.38% to 4.60%, due 10/27/27 to 01/23/46	15,611,548	15,750,001
	3.13	(b)	04/30/19	07/05/19	38,000	38,000	38,218,056	Corporate/Debt Obligations and U.S. Government Sponsored Agency Obligations, 1.28% to 8.63%, due 05/06/21 to 08/25/56	68,615,377	44,586,661

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$53,000				$60,336,662

Mizuho Securities USA LLC	3.03	(b)	04/30/19	06/05/19	50,000	50,000	50,151,400	Corporate/Debt Obligations, 2.24% to 5.25%, due 06/15/23 to 10/25/40	54,247,504	53,500,001

RBC Capital Markets LLC	2.51	(a)	04/30/19	05/01/19	2,000	2,000	2,000,139	Corporate/Debt Obligations and U.S. Government Sponsored Agency Obligations, 0.00% to 7.13%, due 10/15/20 to 08/20/65	13,465,373	2,087,190

TD Securities USA LLC	2.55	(a)	04/30/19	05/01/19	3,000	3,000	3,000,212	Corporate/Debt Obligation, 2.80%, due 10/08/21	3,146,919	3,150,000

Wells Fargo Securities LLC	2.52		04/30/19	05/01/19	40,000	40,000	40,002,800	Corporate/Debt Obligations, 0.00%, due 05/15/19	42,050,230	42,000,000
	2.55	(a)	04/30/19	05/01/19	80,000	80,000	80,005,667	Corporate/Debt Obligations and U.S. Government Sponsored Agency Obligations, 2.71% to 5.30%, due 09/15/21 to 01/17/38	85,454,714	85,600,000
	2.75	(c)	04/30/19	05/01/19	5,000	5,000	5,000,382	U.S. Treasury Obligations, 0.13% to 3.38%, due 07/15/22 to 02/15/46	4,760,416	5,099,995
	2.78		04/09/19	07/08/19	12,000	12,000	12,083,400	U.S. Government Sponsored Agency Obligations, 0.12% to 3.38%, due 11/25/29 to 10/10/47	2,869,617,102	12,840,000
	3.01		03/04/19	06/03/19	11,000	11,000	11,083,695	Corporate/Debt Obligation, 0.00%, due 05/07/19	11,556,888	11,550,000

Total Wells Fargo Securities LLC						$148,000				$157,089,995

						$2,042,501				$2,115,504,346

S C H E D U L E S O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) April 30, 2019	TempCash

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	Traded in a joint account.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$7,912,813,736	$—	$7,912,813,736

(a)	See above Schedule of Investments for values in each security type. Investments categorized as Level 2 are included in security type.

See notes to financial statements.

26	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2019	TempFund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Certificates of Deposit — 32.0%

Euro — 5.4%
Credit Industriel et Commercial, 2.69%, 02/10/20(a)	USD 90,000	$88,157,350
Credit Industriel et Commercial SA, 2.88%, 08/01/19(a)	125,000	124,184,820
DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 2.66%, 06/13/19 .	100,000	100,008,349
KBC Bank NV:
2.62%, 07/05/19	90,000	90,009,058
2.68%, 08/21/19	100,000	100,025,818
Mitsubishi UFJ Trust & Banking Corp., 2.62%, 07/26/19(a)	100,000	99,365,806

		601,751,201

Yankee — 26.6%(b)
Bank of Montreal, Chicago:
(LIBOR USD 1 Month + 0.20%), 2.67%, 05/07/19(c)	23,000	23,001,115
2.58%, 07/17/19	45,000	45,011,176
(LIBOR USD 1 Month + 0.40%), 2.88%, 12/10/19(c)	150,000	150,236,133
2.70%, 03/19/20	65,000	65,080,614
Bank of Nova Scotia, Houston, (LIBOR USD 1 Month + 0.34%), 2.83%, 08/20/19(c)	70,000	70,056,638
Barclays Bank plc, New York, 2.82%, 05/08/19	130,000	130,010,409
BNP Paribas SA, New York(c):
(LIBOR USD 3 Month + 0.10%), 2.69%, 07/08/19	130,000	130,022,972
(LIBOR USD 1 Month + 0.14%), 2.62%, 09/18/19	125,000	125,019,034
Canadian Imperial Bank of Commerce, New York:
(LIBOR USD 1 Month + 0.30%), 2.78%, 06/10/19 - 07/25/19(c)	200,000	200,081,526
3.08%, 10/28/19	122,500	122,803,813
Credit Agricole Corporate and Investment Bank, New York, (LIBOR USD 3 Month + 0.13%), 2.76%, 03/20/20(c)	125,000	124,999,225
Credit Industriel et Commercial, New York, (LIBOR USD 1 Month + 0.32%), 2.79%, 06/13/19(c)	125,000	125,048,498
Credit Suisse AG, New York, 2.69%, 11/04/19	65,000	65,024,822
Dexia Credit Local SA, New York, (LIBOR USD 1 Month + 0.20%), 2.68%, 09/25/19(c)	65,000	65,025,405
Mitsubishi UFJ Trust & Banking Corp., New York, (LIBOR USD 1 Month + 0.32%), 2.79%, 05/07/19(c)	125,000	125,008,969
Mizuho Bank Ltd., New York:
2.57%, 07/17/19	49,500	49,505,029
2.70%, 09/17/19	100,000	100,047,727
Natixis SA, New York:
2.65%, 12/17/19	125,000	125,035,753
2.72%, 04/03/20	95,000	95,057,427
Oversea-Chinese Banking Corp. Ltd., New York, 2.57%, 07/19/19	150,000	150,003,098
Royal Bank of Canada, New York, (LIBOR USD 1 Month + 0.31%), 2.79%, 08/16/19(c)	100,000	100,070,346
Skandinaviska Enskilda Banken AB, New York, 2.62%, 10/21/19	165,000	165,027,171
Standard Chartered Bank, New York, (LIBOR USD 1 Month + 0.16%), 2.64%, 10/16/19(c)	150,000	150,020,238
Sumitomo Mitsui Banking Corp., New York, 2.78%, 05/10/19	109,000	109,010,673

Security	Par (000)	Value

Yankee (continued)
Sumitomo Mitsui Trust Bank Ltd., New York, (LIBOR USD 3 Month + 0.20%), 2.81%, 05/18/20(c)	USD 64,000	$63,999,108
Svenska Handelsbanken, New York, (LIBOR USD 1 Month + 0.30%), 2.77%, 08/06/19(c)	62,000	62,037,054
Toronto-Dominion Bank, New York:
2.57%, 07/09/19 - 07/17/19	173,000	173,018,024
(LIBOR USD 1 Month + 0.11%), 2.59%, 10/11/19(c)	54,500	54,499,629

		2,963,761,626

Total Certificates of Deposit — 32.0% (Cost: $3,564,086,771)		3,565,512,827

Commercial Paper — 27.9%
Bank of Nova Scotia (The), 2.51%, 05/30/19(a)	40,000	39,917,667
Barclays Bank plc(a):
2.43%, 05/01/19	125,000	124,991,678
2.72%, 07/15/19(d)	37,000	36,791,756
2.78%, 08/08/19(d)	67,000	66,493,219
2.79%, 08/09/19(d)	34,000	33,739,779
Bedford Row Funding Corp.(c):
(LIBOR USD 1 Month + 0.22%), 2.70%, 08/26/19	75,000	75,005,862
(LIBOR USD 1 Month + 0.22%), 2.70%, 08/29/19	150,000	150,060,159
(LIBOR USD 1 Month + 0.36%), 2.83%, 01/08/20	60,000	60,086,443
Bennington Stark Capital Co. LLC, 2.53%, 05/06/19(a)(d)	51,000	50,978,835
BPCE SA, 2.63%, 10/01/19(a)	125,000	123,630,041
Chariot Funding LLC(c):
(LIBOR USD 1 Month + 0.25%), 2.72%, 08/15/19	83,000	83,043,206
(LIBOR USD 1 Month + 0.19%), 2.67%, 02/05/20	165,000	165,029,733
Crown Point Capital Co. LLC(d):
2.66%, 07/12/19	80,000	80,015,260
2.72%, 09/03/19	107,000	107,039,707
DNB Bank ASA, (LIBOR USD 1 Month + 0.10%), 2.59%, 11/01/19(c)	41,000	41,000,000
Federation des Caisses Desjardins du Quebec:
(LIBOR USD 1 Month + 0.30%), 2.78%, 06/18/19(c)	22,000	22,009,061
(LIBOR USD 1 Month + 0.22%), 2.69%, 08/13/19(c)	105,000	105,045,453
(LIBOR USD 1 Month + 0.22%), 2.70%, 08/16/19(c)	112,000	112,048,506
(LIBOR USD 1 Month + 0.37%), 2.84%, 12/06/19(c)	100,000	100,140,602
2.62%, 02/21/20(a)	54,750	53,599,552
ING US Funding LLC, (LIBOR USD 1 Month + 0.37%), 2.85%, 10/04/19(c)	129,000	129,146,040
Landesbank Hessen-Thueringen Girozentrale, 2.61%, 09/23/19(a)	64,000	63,338,393
Lexington Parker Capital Co. LLC, 2.54%, 05/07/19(a)	157,000	156,923,681
National Securities Clearing Corp.(a):
2.50%, 06/12/19	78,000	77,771,090
2.72%, 12/12/19	40,000	39,336,062
Oversea-Chinese Banking Corp. Ltd., 2.67%, 10/18/19(a)	155,000	153,085,014
Royal Bank of Canada, (SOFRATE + 0.51%), 2.99%, 01/09/20(c)	105,000	105,218,453
Starbird Funding Corp., 2.66%, 10/15/19(a)	50,000	49,394,266

S C H E D U L E S O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) April 30, 2019	TempFund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Paper (continued)
Thunder Bay Funding LLC, 2.54%, 06/03/19(a)	USD 36,000	$35,915,170
UBS AG(c):
(LIBOR USD 1 Month + 0.42%), 2.91%, 06/19/19	120,000	120,070,527
(LIBOR USD 1 Month + 0.40%), 2.89%, 07/02/19	100,000	100,067,293
(LIBOR USD 3 Month + 0.20%), 2.79%, 07/23/19	128,000	128,054,551
(LIBOR USD 3 Month + 0.18%), 2.92%, 08/01/19	75,000	75,031,548
(LIBOR USD 3 Month + 0.32%), 2.95%, 12/19/19	71,000	71,119,558
Westpac Banking Corp.(c):
(LIBOR USD 3 Month + 0.12%), 2.71%, 01/17/20	100,000	100,055,852
(LIBOR USD 3 Month + 0.04%), 2.78%, 02/03/20	70,000	69,999,986

Total Commercial Paper — 27.9% (Cost: $3,103,408,401)		3,105,194,003

Security	Par (000)		Value

Time Deposits — 7.5%
Credit Agricole Corporate and Investment Bank SA, 2.38%, 05/01/19	USD	50,002	$50,002,000
Landesbank Hessen-Thuringen Girozentrale:
2.50%, 05/01/19		100,000	100,000,000
2.50%, 05/07/19		123,000	123,000,000
Mizuho Bank Ltd., 2.45%, 05/01/19		60,000	60,000,000
National Bank of Canada, 2.45%, 05/01/19		375,000	375,000,000
Standard Chartered Bank, 2.45%, 05/02/19		125,000	125,000,000

Total Time Deposits — 7.5% (Cost: $833,002,000)			833,002,000

U.S. Treasury Obligations — 1.4%
U.S. Treasury Bills, 2.37%, 06/20/19(a)		150,000	149,504,115

Total U.S. Treasury Obligations — 1.4% (Cost: $149,499,792)			149,504,115

Total Repurchase Agreements — 27.9% (Cost: $3,105,000,456)			3,105,000,456

Total Investments — 96.7% (Cost: $10,754,997,420)(e)			10,758,213,401

Other Assets Less Liabilities — 3.3%			372,213,028

Net Assets — 100.0%			$11,130,426,429

(a)	Rates are the current rate or a range of current rates as of period end.
(b)	Issuer is a U.S. branch of a foreign domiciled bank.
(c)	Variable rate security. Rate shown is the rate in effect as of period end.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Cost for U.S. federal income tax purposes.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Barclays Bank plc	2.55	% (a)	04/30/19	05/01/19	$43,000	$43,000	$43,003,046	Corporate/Debt Obligations, 3.63% to 4.95%, due 09/15/22 to 03/15/49	$43,831,673	$45,150,001
	2.58	(a)	04/30/19	05/01/19	53,000	53,000	53,003,798	Corporate/Debt Obligations, 2.75% to 4.75%, due 11/15/22 to 03/15/49	54,413,708	55,650,001
	2.78	(a)	04/30/19	05/01/19	42,000	42,000	42,003,243	Corporate/Debt Obligations, 4.63% to 13.00%, due 08/14/19 to 12/31/49	46,732,000	47,174,536

Total Barclays Bank plc						$138,000				$147,974,538

BNP Paribas SA	2.53	(a)	04/30/19	05/01/19	30,000	30,000	30,002,108	Corporate/Debt Obligations, 0.25% to 10.18%, due 03/15/20 to 12/31/49	30,454,876	31,500,001

Citigroup Global Markets, Inc.	2.48	(a)	04/30/19	05/01/19	86,000	86,000	86,005,924	Corporate/Debt Obligations and U.S. Treasury Obligations, 0.00% to 0.63%, due 05/01/19 to 01/15/28	83,830,300	88,490,797

28	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	TempFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	2.70%		04/30/19	05/01/19	$50,000	$50,000	$50,003,750	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 17.57%, due 06/25/19 to 05/15/53	$956,453,690	$52,311,084
	2.75	(b)	04/30/19	05/01/19	165,000	165,000	165,012,604	U.S. Treasury Obligations, 0.13% to 3.00%, due 04/15/20 to 08/15/45	166,061,728	168,300,018
	2.98	(c)	04/30/19	07/05/19	174,500	174,500	175,453,393	Corporate/Debt Obligations, U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligation, 0.00% to 5.45%, due 10/15/20 to 10/28/64	1,341,263,025	186,715,100
	3.00	(c)	04/30/19	07/03/19	57,000	57,000	57,303,532	Corporate/Debt Obligations and U.S. Treasury Obligations, 2.25% to 4.06%, due 09/30/20 to 11/15/30	57,749,816	58,747,881

Total Citigroup Global Markets, Inc.						$532,500				$554,564,880

Credit Agricole Corporate & Investment Bank SA	2.60		04/30/19	05/01/19	100,000	100,000	100,007,222	U.S. Treasury Obligation, 0.13%, due 07/15/26	99,148,300	102,000,003
	2.72	(b)	04/30/19	05/01/19	145,000	145,000	145,010,956	U.S. Treasury Obligations, 1.38% to 2.75%, due 08/15/21 to 11/15/47	149,499,268	147,900,012
	2.75		04/30/19	05/01/19	100,000	100,000	100,007,639	U.S. Government Sponsored Agency Obligations, 4.00%, due 10/01/48 to 01/01/49	103,995,342	103,000,000

Total Credit Agricole Corporate & Investment Bank SA						$345,000				$352,900,015

Credit Suisse AG	2.75		04/30/19	05/01/19	70,000	70,000	70,005,347	U.S. Treasury Obligations, 0.00% to 1.75%, due 05/15/21 to 02/15/34	73,773,349	71,400,000

Credit Suisse Securities USA LLC	2.94	(c)	04/30/19	06/05/19	50,000	50,000	50,146,794	Corporate/Debt Obligations and U.S. Government Sponsored Agency Obligations, 0.00% to 6.00%, due 01/25/36 to 12/10/49	240,819,204	57,500,000

HSBC Securities USA, Inc.	2.55	(a)	04/30/19	05/01/19	54,000	54,000	54,003,825	Corporate/Debt Obligations, 2.13% to 3.85%, due 04/25/21 to 01/05/28	57,291,000	56,700,529
	2.63	(a)	04/30/19	05/01/19	36,500	36,500	36,502,667	Corporate/Debt Obligations, 1.79% to 7.75%, due 02/16/21 to 12/31/49	44,714,197	39,523,833

Total HSBC Securities USA, Inc.						$90,500				$96,224,362

JP Morgan Chase Bank NA	2.78		04/30/19	05/01/19	490,000	490,000	490,038,295	U.S. Treasury Obligation, 3.00%, due 10/31/25	482,899,000	499,838,304

S C H E D U L E S O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) April 30, 2019	TempFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
JP Morgan Securities LLC	2.49	%(c)	04/30/19	05/08/19	$117,000	$117,000	$117,064,633	U.S. Government Sponsored Agency Obligations, 0.29% to 6.00%, due 10/25/20 to 03/25/49	$2,248,739,908	$122,850,000
	2.77		04/30/19	05/01/19	440,000	440,000	440,033,856	U.S. Government Sponsored Agency Obligations, 4.00% to 7.25%, due 10/20/39 to 05/15/60	512,352,055	448,800,000
	2.93	(c)	04/30/19	07/31/19	50,000	50,000	50,374,261	Corporate/Debt Obligations and U.S. Government Sponsored Agency Obligations, 0.47% to 8.13%, due 03/15/20 to 06/25/55	287,358,887	55,638,733
	2.98	(c)	04/30/19	07/31/19	100,000	100,000	100,761,300	Corporate/Debt Obligations and U.S. Government Sponsored Agency Obligations, 2.60% to 9.85%, due 02/15/21 to 03/17/61	118,040,045	108,863,078

Total JP Morgan Securities LLC						$707,000				$736,151,811

Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.73	(b)	04/30/19	05/01/19	150,000	150,000	150,011,375	U.S. Treasury Obligations, 0.00% to 6.50%, due 07/15/19 to 11/15/48	131,398,410	153,000,007
	2.83	(c)	04/30/19	06/05/19	48,000	48,000	48,135,840	Corporate/Debt Obligations, 2.67% to 8.00%, due 08/05/20 to 10/12/10	49,314,074	50,400,001

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$198,000				$203,400,008

Mizuho Securities USA LLC	2.58	(a)	04/30/19	05/01/19	55,000	55,000	55,003,942	Corporate/Debt Obligations, 3.38% to 8.00%, due 05/17/21 to 08/01/18	55,694,091	57,754,122
	2.83	(a)	04/30/19	05/01/19	45,000	45,000	45,003,537	Corporate/Debt Obligations, 1.75% to 7.00%, due 04/15/21 to 08/01/18	47,204,034	47,985,204

Total Mizuho Securities USA LLC						$100,000				$105,739,326

RBC Capital Markets LLC	2.51	(a)	04/30/19	05/01/19	28,000	28,000	28,001,952	Corporate/Debt Obligations and U.S. Government Sponsored Agency Obligations, 0.00% to 7.13%, due 03/01/20 to 08/20/65	31,132,824	29,259,532

TD Securities USA LLC.	2.55	(a)	04/30/19	05/01/19	20,000	20,000	20,001,417	Corporate/Debt Obligation, 2.80%, due 10/08/21	20,979,457	21,000,000

Wells Fargo Securities LLC	2.52		04/30/19	05/01/19	58,000	58,000	58,004,060	Corporate/Debt Obligations, 0.00%, due 05/13/19 to 05/15/19	60,963,606	60,900,001
	2.55	(a)	04/30/19	05/01/19	165,000	165,000	165,011,687	Corporate/Debt Obligations and U.S. Government Sponsored Agency Obligations, 2.82% to 6.52%, due 10/15/21 to 11/25/60	175,738,288	176,550,001

30	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	TempFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	2.75	%(b)	04/30/19	05/01/19	$45,000	$45,000	$45,003,438	U.S. Treasury Obligations, 0.13% to 3.38%, due 07/15/22 to 02/15/46	$42,843,777	$45,900,000
	2.78		04/09/19	07/08/19	38,000	38,000	38,264,100	U.S. Government Sponsored Agency Obligations, 0.28% to 3.04%, due 02/25/43 to 03/25/57	2,197,598,772	40,660,000

Total Wells Fargo Securities LLC						$306,000				$324,010,002

						$3,105,000				$3,231,462,779

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)	Traded in a joint account.
(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$10,758,213,401	$—	$10,758,213,401

(a)	See above Schedule of Investments for values in each security type. Investments categorized as Level 2 are included in security type.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) April 30, 2019	T-Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

U.S. Treasury Obligations — 42.2%
U.S. Treasury Bills(a):
1.20%, 05/02/19	USD	61,245	$61,240,866
2.34%, 05/28/19		651,495	650,326,465
2.35%, 05/30/19		1,137,670	1,135,401,244
2.35%, 06/06/19		337,505	336,664,461
2.36%, 06/11/19		242,660	242,003,638
2.38%, 06/13/19		130,045	129,671,428
2.39%, 06/18/19		291,455	290,525,671
2.39%, 06/25/19		200,000	199,272,778
2.39%, 07/05/19		741,505	738,319,419
2.39%, 07/11/19		256,795	255,592,165
2.39%, 07/18/19		1,220,000	1,213,518,200
2.38%, 07/25/19		1,700,000	1,690,165,972
2.41%, 08/15/19		232,625	230,946,869
2.40%, 08/22/19		497,110	493,279,284
2.39%, 08/29/19		1,201,000	1,191,171,817
2.40%, 09/05/19		693,000	686,985,915
2.42%, 10/03/19		153,400	151,831,379
2.42%, 10/10/19		89,865	88,892,710
2.42%, 10/17/19		28,735	28,412,601
2.42%, 10/31/19		942,315	930,931,712
2.38%, 01/30/20		90,665	88,944,617
2.38%, 02/27/20		563,085	551,825,904
2.37%, 04/23/20		1,571,630	1,534,745,590
U.S. Treasury Notes:
1.25%, 06/30/19		186,730	186,348,410
1.63%, 06/30/19		128,610	128,433,511
0.75%, 07/15/19		34,620	34,496,354
0.88%, 07/31/19		80,000	79,683,392

Security	Par (000)		Value

U.S. Treasury Obligations (continued)
1.38%, 07/31/19	USD	158,110	$157,673,295
(US Treasury 3 Month Bill Money Market Yield + 0.06%), 2.47%, 07/31/19(b)		1,364,535	1,364,832,060
1.00%, 09/30/19		95,000	94,402,742
1.50%, 10/31/19		59,245	58,942,707
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 2.46%, 10/31/19(b)		637,730	637,771,052
1.00%, 11/15/19		333,975	331,258,884
3.38%, 11/15/19		225,000	226,073,415
(US Treasury 3 Month Bill Money Market Yield + 0.01%), 2.41%, 01/31/20(b)		4,518,040	4,517,528,302
(US Treasury 3 Month Bill Money Market Yield + 0.03%), 2.45%, 04/30/20(b)		4,630,895	4,631,311,476
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 2.46%, 07/31/20(b)		730,000	730,000,000
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 2.46%, 10/31/20(b)		600,700	599,759,218
(US Treasury 3 Month Bill Money Market Yield + 0.12%), 2.53%, 01/31/21(b)		723,225	723,021,337
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 2.55%, 04/30/21(b)		580,900	580,900,000

Total U.S. Treasury Obligations — 42.2% (Cost: $28,003,106,860)			28,003,106,860

Total Repurchase Agreements — 55.4% (Cost: $36,720,556,844)			36,720,556,844

Total Investments — 97.6% (Cost: $64,723,663,704)(c)			64,723,663,704

Other Assets Less Liabilities — 2.4%			1,561,561,008

Net Assets — 100.0%			$66,285,224,712

(a)	Rates are the current rate or a range of current rates as of period end.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)	Cost for U.S. federal income tax purposes.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Bank of Montreal	2.43	%(a)	04/18/19	05/14/19	$200,000	$200,000	$200,351,000	U.S. Treasury Obligations, 0.00% to 3.63%, due 05/23/19 to 08/15/43	$204,890,900	$204,000,045
	2.45		04/29/19	05/06/19	215,000	215,000	215,102,424	U.S. Treasury Obligations, 0.00% to 3.88%, due 05/23/19 to 02/15/48	195,605,200	219,300,001
	2.74		04/30/19	05/01/19	761,000	761,000	761,057,921	U.S. Treasury Obligations, 0.00% to 3.63%, due 05/15/19 to 02/15/48	778,972,700	776,220,086

Total Bank of Montreal						$1,176,000				$1,199,520,132

Bank of Nova Scotia (The)	2.75		04/30/19	05/01/19	5,000	5,000	5,000,382	U.S. Treasury Obligations, 0.00% to 2.75%, due 06/20/19 to 02/28/25	5,037,900	5,100,410

32	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	T-Fund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Barclays Bank plc	2.75%		04/30/19	05/01/19	$15,000	$15,000	$15,001,146	U.S. Treasury Obligation, 0.00%, due 06/13/19	$15,344,100	$15,300,032

BNP Paribas SA	2.43	(a)	04/25/19	05/14/19	1,400,000	1,400,000	1,401,795,500	U.S. Treasury Obligations, 0.00% to 7.88%, due 05/09/19 to 11/15/48	1,398,630,305	1,428,000,000
	2.45		04/29/19	05/06/19	2,000,000	2,000,000	2,000,952,778	U.S. Treasury Obligations, 0.00% to 8.13%, due 08/15/19 to 08/15/48	2,064,142,289	2,040,000,000
	2.47		04/30/19	05/07/19	200,000	200,000	200,096,056	U.S. Treasury Obligations, 0.13% to 2.38%, due 04/15/22 to 02/15/47	157,169,000	204,000,085
	2.76		04/30/19	05/01/19	500,000	500,000	500,038,333	U.S. Treasury Obligation, 2.63%, due 02/28/23	501,845,100	510,038,416
	2.76		04/30/19	05/01/19	1,000,000	1,000,000	1,000,076,667	U.S. Treasury Obligation, 2.25%, due 11/15/27	1,029,003,800	1,020,076,683
	2.76		04/30/19	05/01/19	500,000	500,000	500,038,333	U.S. Treasury Obligation, 2.00%, due 02/15/25	517,110,300	510,038,367
	2.76		04/30/19	05/01/19	500,000	500,000	500,038,333	U.S. Treasury Obligation, 1.88%, due 02/28/22	513,854,000	510,038,428
	2.76		04/30/19	05/01/19	500,000	500,000	500,038,333	U.S. Treasury Obligation, 2.25%, due 08/15/27	517,110,200	510,038,268
	2.76		04/30/19	05/01/19	1,000,000	1,000,000	1,000,076,667	U.S. Treasury Obligation, 2.13%, due 08/15/21	1,020,000,000	1,020,076,667
	2.76		04/30/19	05/01/19	650,000	650,000	650,049,833	U.S. Treasury Obligation, 1.75%, due 10/31/20	668,852,500	663,049,874
	2.76		04/30/19	05/01/19	500,000	500,000	500,038,333	U.S. Treasury Obligation, 1.50%, due 08/15/26	542,553,200	510,038,341

Total BNP Paribas SA						$8,750,000				$8,925,395,129

Citibank NA	2.75		04/30/19	05/01/19	100,000	100,000	100,007,639	U.S. Treasury Obligations, 0.00% to 8.75%, due 06/06/19 to 05/15/46	101,860,300	102,000,051

Citigroup Global Markets, Inc.	2.41		04/24/19	05/01/19	9,000	9,000	9,004,218	U.S. Treasury Obligations, 0.00%, due 05/02/19 to 10/10/19	9,183,200	9,180,054
	2.75		04/30/19	05/01/19	50,000	50,000	50,003,819	U.S. Treasury Obligations, 0.13% to 2.13%, due 04/15/21 to 05/31/23	52,421,600	51,000,075
	2.75	(b)	04/30/19	05/01/19	385,000	385,000	385,029,410	U.S. Treasury Obligations, 0.13% to 3.00%, due 04/15/20 to 08/15/45	387,477,368	392,700,042

Total Citigroup Global Markets, Inc.						$444,000				$452,880,171

Credit Agricole Corporate & Investment Bank SA	2.72		04/30/19	05/01/19	5,000	5,000	5,000,378	U.S. Treasury Obligation, 2.38%, due 08/15/24	5,067,500	5,100,008
	2.72		04/30/19	05/01/19	150,000	150,000	150,011,333	U.S. Treasury Obligation, 0.13%, due 07/15/24	145,477,600	153,000,061
	2.72	(b)	04/30/19	05/01/19	2,000,000	2,000,000	2,000,151,111	U.S. Treasury Obligations, 1.38% to 2.75%, due 08/15/21 to 11/15/47	2,062,058,742	2,040,000,049

Total Credit Agricole Corporate & Investment Bank SA						$2,155,000				$2,198,100,118

S C H E D U L E S O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) April 30, 2019	T-Fund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Deutsche Bank AG	2.75%		04/30/19	05/01/19	$200,000	$200,000	$200,015,278	U.S. Treasury Obligations, 1.00% to 8.13%, due 09/30/19 to 02/15/49	$186,827,900	$204,000,100

Goldman Sachs & Co. LLC	2.41		04/24/19	05/01/19	650,000	650,000	650,304,597	U.S. Treasury Obligations, 2.25% to 2.55%, due 04/30/21 to 11/15/27	667,511,300	663,000,076

HSBC Securities USA, Inc.	2.42		04/25/19	05/02/19	1,088,085	1,088,085	1,088,597,004	U.S. Treasury Obligations, 0.00% to 2.75%, due 05/31/19 to 08/15/47	1,934,309,774	1,109,846,706
	2.46	(c)	04/30/19	05/01/19	655,000	655,000	655,044,758	U.S. Treasury Obligations, 0.00% to 5.00%, due 08/31/19 to 08/15/47	751,045,164	668,100,001
	2.48		04/30/19	05/07/19	722,000	722,000	722,348,164	U.S. Treasury Obligations, 2.00% to 3.50%, due 01/15/22 to 05/15/43	696,757,700	736,440,097
	2.75		04/30/19	05/01/19	10,000	10,000	10,000,764	U.S. Treasury Obligations, 0.00%, due 08/15/43 to 11/15/45	22,632,647	10,200,000
	2.75		04/30/19	05/01/19	180,000	180,000	180,013,750	U.S. Treasury Obligations, 1.38% to 1.63%, due 02/15/20 to 10/31/23	184,755,600	183,600,079

Total HSBC Securities USA, Inc.						$2,655,085				$2,708,186,883

JP Morgan Chase Bank NA	2.78		04/30/19	05/01/19	1,029,343	1,029,343	1,029,422,932	U.S. Treasury Obligation, 2.50%, due 02/15/22	1,038,250,000	1,050,009,801
	2.78		04/30/19	05/01/19	104,629	104,629	104,637,491	U.S. Treasury Obligation, 1.88%, due 08/31/22	107,800,000	106,730,080
	2.78		04/30/19	05/01/19	732,143	732,143	732,199,920	U.S. Treasury Obligation, 1.63%, due 02/15/26	783,000,000	746,842,788
	2.78		04/30/19	05/01/19	466,775	466,775	466,811,305	U.S. Treasury Obligation, 2.63%, due 12/31/23	465,634,000	476,146,810
	2.78		04/30/19	05/01/19	1,050,263	1,050,263	1,050,343,763	U.S. Treasury Obligation, 2.00%, due 08/15/25	1,091,738,000	1,071,349,016
	2.78		04/30/19	05/01/19	116,846	116,846	116,855,030	U.S. Treasury Obligation, 2.88%, due 10/31/23	116,418,000	119,191,951
	2.80		04/29/19	05/01/19	500,002	500,002	500,078,525	U.S. Treasury Obligation, 2.00%, due 08/15/25	519,746,000	510,039,651

Total JP Morgan Chase Bank NA						$4,000,001				$4,080,310,097

JP Morgan Securities LLC	2.46	(c)	04/30/19	05/01/19	250,000	250,000	250,017,083	U.S. Treasury Obligations, 0.00% to 2.00%, due 12/05/19 to 06/30/24	257,494,000	255,000,029
	2.75		04/30/19	05/01/19	1,470,500	1,470,500	1,470,612,330	U.S. Treasury Obligations, 1.00% to 2.54%, due 10/15/19 to 10/31/24	1,514,692,200	1,499,910,092
	2.75		04/30/19	05/01/19	431,000	431,000	431,032,924	U.S. Treasury Obligations, 0.00% to 2.25%, due 05/23/19 to 04/30/21	439,783,200	439,620,040

Total JP Morgan Securities LLC						$2,151,500				$2,194,530,161

34	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	T-Fund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.73%		04/30/19	05/01/19	$32,000	$32,000	$32,002,427	U.S. Treasury Obligations, 0.00% to 2.00%, due 04/30/24 to 08/15/33	$45,111,072	$32,640,096
	2.73		04/30/19	05/01/19	75,000	75,000	75,005,688	U.S. Treasury Obligations, 2.50% to 6.25%, due 12/31/20 to 05/15/30	67,279,700	76,500,016
	2.73	(b)	04/30/19	05/01/19	550,000	550,000	550,041,708	U.S. Treasury Obligations, 0.00% to 6.50%, due 07/15/19 to 11/15/48	481,794,170	561,000,027

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$657,000				$670,140,139

Mizuho Securities USA LLC	2.73		04/30/19	05/01/19	250,000	250,000	250,018,958	U.S. Treasury Obligations, 0.00% to 2.38%, due 06/18/19 to 04/30/26	255,792,400	255,000,064
	2.75		04/30/19	05/01/19	388,235	388,235	388,264,951	U.S. Treasury Obligation, 2.25%, due 02/15/27	400,000,000	396,029,657
	2.75		04/30/19	05/01/19	537,794	537,794	537,835,199	U.S. Treasury Obligation, 2.88%, due 08/15/28	530,000,000	548,591,081
	2.75		04/30/19	05/01/19	501,838	501,838	501,876,570	U.S. Treasury Obligation, 2.88%, due 10/31/23	500,000,000	511,913,335
	2.75		04/30/19	05/01/19	194,363	194,363	194,377,592	U.S. Treasury Obligation, 2.25%, due 11/15/27	200,000,000	198,264,847
	2.75		04/30/19	05/01/19	276,961	276,961	276,981,941	U.S. Treasury Obligation, 3.63%, due 02/15/44	250,000,000	282,521,157
	2.75		04/30/19	05/01/19	226,147	226,147	226,164,334	U.S. Treasury Obligation, 2.25%, due 02/15/27	233,000,000	230,687,275
	2.75		04/30/19	05/01/19	130,881	130,881	130,891,125	U.S. Treasury Obligation, 2.38%, due 05/15/27	133,000,000	133,508,748
	2.75		04/30/19	05/01/19	100,613	100,613	100,620,431	U.S. Treasury Obligation, 2.88%, due 09/30/23	100,000,000	102,632,686
	2.75		04/30/19	05/01/19	195,039	195,039	195,054,115	U.S. Treasury Obligation, 2.50%, due 01/31/24	196,000,000	198,954,899
	2.75		04/30/19	05/01/19	115,915	115,915	115,924,296	U.S. Treasury Obligation, 1.25%, due 07/31/23	123,000,000	118,242,605
	2.75		04/30/19	05/01/19	170,684	170,684	170,696,862	U.S. Treasury Obligation, 2.88%, due 05/15/28	167,000,000	174,110,538
	2.75		04/30/19	05/01/19	107,342	107,342	107,350,112	U.S. Treasury Obligation, 3.63%, due 08/15/43	97,000,000	109,496,950
	2.75		04/30/19	05/01/19	55,394	55,394	55,397,614	U.S. Treasury Obligation, 2.25%, due 11/15/27	57,000,000	56,505,481

Total Mizuho Securities USA LLC						$3,251,206				$3,316,459,323

MUFG Securities Americas, Inc.	2.73		04/30/19	05/01/19	61,000	61,000	61,004,626	U.S. Treasury Obligations, 1.75% to 4.75%, due 06/30/22 to 11/15/43	52,529,900	62,220,001

National Australia Bank Ltd.	2.75		04/30/19	05/01/19	287,375	287,375	287,396,952	U.S. Treasury Obligation, 1.13%, due 01/15/21	250,000,000	293,144,452
	2.75		04/30/19	05/01/19	251,225	251,225	251,244,191	U.S. Treasury Obligation, 3.00%, due 11/15/45	250,000,000	256,269,191

Total National Australia Bank Ltd.						$538,600				$549,413,643

Natixis SA	2.45	(c)	04/30/19	05/01/19	750,000	750,000	750,051,042	U.S. Treasury Obligations, 0.00% to 3.88%, due 06/20/19 to 05/15/46	745,154,600	765,000,065

S C H E D U L E S O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) April 30, 2019	T-Fund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value

	2.75%		04/30/19	05/01/19	$200,000	$200,000	$200,015,278	U.S. Treasury Obligations, 0.00% to 2.88%, due 06/20/19 to 08/15/28	$204,157,800	$204,000,059
Total Natixis SA						$950,000				$969,000,124
Nomura Securities International, Inc	2.75		04/30/19	05/01/19	900,000	900,000	900,068,750	U.S. Treasury Obligations, 0.00% to 8.75%, due 05/15/19 to 02/15/49	911,127,222	918,000,055

Prudential Insurance Co. of America	2.77		04/30/19	05/01/19	72,875	72,875	72,880,607	U.S. Treasury Obligation, 0.00%, due 05/15/30	100,000,000	74,337,607
	2.77		04/30/19	05/01/19	53,750	53,750	53,754,136	U.S. Treasury Obligation, 0.00%, due 11/15/39	100,000,000	54,829,136
	2.77		04/30/19	05/01/19	37,275	37,275	37,277,868	U.S. Treasury Obligation, 0.00%, due 02/15/40	70,000,000	38,023,368
	2.77		04/30/19	05/01/19	36,600	36,600	36,602,816	U.S. Treasury Obligation, 0.00%, due 11/15/35	60,000,000	37,334,816
	2.77		04/30/19	05/01/19	10,954	10,954	10,954,593	U.S. Treasury Obligation, 0.00%, due 08/15/43	23,000,000	11,173,783
	2.77		04/30/19	05/01/19	42,375	42,375	42,378,261	U.S. Treasury Obligation, 0.00%, due 05/15/38	75,000,000	43,225,761
	2.77		04/30/19	05/01/19	7,320	7,320	7,320,563	U.S. Treasury Obligation, 0.00%, due 11/15/35	12,000,000	7,466,963
	2.77		04/30/19	05/01/19	13,650	13,650	13,651,050	U.S. Treasury Obligation, 0.00%, due 02/15/38	24,000,000	13,924,170
	2.77		04/30/19	05/01/19	26,494	26,494	26,495,789	U.S. Treasury Obligation, 2.25%, due 03/31/21	27,000,000	27,025,799
	2.77		04/30/19	05/01/19	11,605	11,605	11,605,893	U.S. Treasury Obligation, 0.00%, due 05/15/40	22,000,000	11,837,993
	2.77		04/30/19	05/01/19	12,825	12,825	12,825,987	U.S. Treasury Obligation, 0.00%, due 05/15/34	20,000,000	13,082,387
	2.77		04/30/19	05/01/19	15,400	15,400	15,401,185	U.S. Treasury Obligation, 0.00%, due 11/15/39	28,000,000	15,709,185
	2.77		04/30/19	05/01/19	63,700	63,700	63,704,901	U.S. Treasury Obligation, 2.46%, due 07/31/20	65,000,000	64,978,901
	2.77		04/30/19	05/01/19	13,418	13,418	13,419,783	U.S. Treasury Obligation, 0.00%, due 05/15/31	19,000,000	13,688,062
Total Prudential Insurance Co. of America						$418,241				$426,637,931
Societe Generale SA	2.42		04/25/19	05/02/19	600,000	600,000	600,282,333	U.S. Treasury Obligations, 0.00% to 4.63%, due 05/15/19 to 02/15/49	684,715,084	612,000,008
	2.42		04/11/19	05/16/19	500,000	500,000	501,176,389	U.S. Treasury Obligations, 0.00% to 8.13%, due 05/23/19 to 02/15/48	532,572,958	510,000,087
	2.45	(a)	04/30/19	05/08/19	1,080,000	1,080,000	1,080,588,000	U.S. Treasury Obligations, 0.00% to 8.13%, due 06/20/19 to 08/15/47	1,135,010,569	1,101,600,000
	2.47		04/30/19	05/07/19	203,000	203,000	203,097,496	U.S. Treasury Obligations, 0.00% to 2.75%, due 05/23/19 to 02/29/24	199,455,100	207,060,094
	2.74		04/30/19	05/01/19	86,000	86,000	86,006,546	U.S. Treasury Obligations, 0.00% to 2.63%, due 05/30/19 to 01/15/28	86,890,700	87,720,097
Total Societe Generale SA						$2,469,000				$2,518,380,286

36	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	T-Fund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value

Standard Chartered Bank	2.48%		04/16/19	06/04/19	$96,324	$96,324	$ 96,649,348	U.S. Treasury Obligation, 1.75%, due 03/31/22	$ 100,000,000	$98,576,148
	2.48		04/16/19	06/04/19	229,075	229,075	229,848,255	U.S. Treasury Obligation, 1.50%, due 08/15/26	250,000,000	234,430,755
	2.48		04/16/19	06/04/19	142,737	142,737	143,218,817	U.S. Treasury Obligation, 1.13%, due 09/30/21	150,000,000	146,073,317
	2.49		04/17/19	06/11/19	150,469	150,469	151,041,610	U.S. Treasury Obligation, 2.75%, due 06/30/25	150,000,000	154,050,910
	2.49		04/17/19	06/11/19	232,211	232,211	233,094,369	U.S. Treasury Obligation, 1.63%, due 02/15/26	250,000,000	237,738,369
	2.49		04/17/19	06/11/19	99,333	99,333	99,710,679	U.S. Treasury Obligation, 2.63%, due 11/15/20	100,000,000	101,696,879
	2.50		04/22/19	06/18/19	201,900	201,900	202,698,786	U.S. Treasury Obligation, 2.88%, due 07/31/25	200,000,000	206,737,186
	2.50		04/22/19	06/18/19	48,118	48,118	48,308,467	U.S. Treasury Obligation, 2.25%, due 08/15/27	50,000,000	49,270,967
	2.50		04/22/19	06/18/19	239,757	239,757	240,706,038	U.S. Treasury Obligation, 1.25%, due 10/31/21	250,000,000	245,501,538
Total Standard Chartered Bank						$1,439,924				$1,474,076,069
TD Securities USA LLC.	2.75		04/30/19	05/01/19	3,000	3,000	3,000,229	U.S. Treasury Obligation, 2.63%, due 02/15/29	3,020,900	3,060,009
Wells Fargo Securities LLC	2.75		04/30/19	05/01/19	2,756,000	2,756,000	2,756,210,528	U.S. Treasury Obligations, 0.13% to 3.63%, due 05/15/20 to 02/15/48	2,733,931,500	2,811,120,004
	2.75	(b)	04/30/19	05/01/19	975,000	975,000	975,074,479	U.S. Treasury Obligations, 0.13% to 3.38%, due 07/15/22 to 02/15/46	928,281,901	994,500,068
Total Wells Fargo Securities LLC						$3,731,000				$3,805,620,072
						$36,720,557				$37,461,331,012

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Traded in a joint account.
(c)	Variable rate security. Rate shown is the rate in effect as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$64,723,663,704	$—	$64,723,663,704

(a)	See above Schedule of Investments for values in each security type. Investments categorized as Level 2 are included in security type.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) April 30, 2019	Treasury Trust Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Treasury Obligations — 97.0%
U.S. Treasury Bills(a):
2.06%, 05/07/19	USD 1,522,325	$1,521,718,826
2.14%, 05/09/19	60,885	60,852,636
2.25%, 05/14/19	710,831	710,217,883
2.28%, 05/16/19	41,749	41,707,251
2.32%, 05/21/19	5,853,155	5,845,295,637
2.30%, 05/23/19	150,000	149,780,687
2.34%, 05/28/19	3,438,505	3,432,337,499
2.35%, 05/30/19	941,975	940,128,508
2.35%, 06/04/19	1,182,800	1,180,140,620
2.35%, 06/06/19	919,110	916,883,206
2.36%, 06/11/19	206,340	205,779,943
2.38%, 06/13/19	312,175	311,278,234
2.39%, 06/18/19	1,100,000	1,096,492,813
2.37%, 06/20/19	306,270	305,246,566
2.39%, 06/25/19	4,469,400	4,453,147,925
2.38%, 06/27/19	1,697,460	1,690,985,784
2.39%, 07/05/19	701,840	698,826,299
2.39%, 07/18/19	308,000	306,358,360
2.38%, 07/25/19	950,000	944,505,694
2.41%, 08/15/19	246,000	244,282,305
2.40%, 08/22/19	183,040	181,629,499
2.39%, 08/29/19	550,000	545,499,167
2.40%, 09/05/19	50,705	50,264,965
2.41%, 09/12/19	188,850	187,120,763
2.42%, 10/03/19	227,835	225,499,210
2.42%, 10/17/19	15,035	14,866,311
2.41%, 10/24/19	65,090	64,326,278

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
2.42%, 10/31/19	USD 90,255	$89,168,626
2.37%, 04/23/20	540,710	528,020,137
U.S. Treasury Notes:
3.13%, 05/15/19	30,930	30,937,754
1.38%, 07/31/19	29,410	29,326,478
(US Treasury 3 Month Bill Money Market Yield + 0.06%), 2.47%, 07/31/19(b)	285,895	285,969,538
1.00%, 09/30/19	44,095	43,817,778
1.50%, 10/31/19	31,265	31,105,473
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 2.46%, 10/31/19(b)	1,099,515	1,099,590,268
(US Treasury 3 Month Bill Money Market Yield + 0.01%), 2.41%, 01/31/20(b)	1,878,565	1,878,342,947
(US Treasury 3 Month Bill Money Market Yield + 0.03%), 2.45%, 04/30/20(b)	1,934,975	1,935,253,654
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 2.46%, 07/31/20(b)	150,000	150,000,000
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 2.46%, 10/31/20(b)	450,000	449,339,752
(US Treasury 3 Month Bill Money Market Yield + 0.12%), 2.53%, 01/31/21(b)	249,495	249,357,083
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 2.55%, 04/30/21(b)	262,520	262,520,000

Total U.S. Treasury Obligations — 97.0% (Cost: $33,387,922,357)		33,387,922,357

Total Investments — 97.0% (Cost: $33,387,922,357)(c)		33,387,922,357

Other Assets Less Liabilities — 3.0%		1,048,917,769

Net Assets — 100.0%		$34,436,840,126

(a)	Rates are the current rate or a range of current rates as of period end.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)	Cost for U.S. federal income tax purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$33,387,922,357	$—	$33,387,922,357

(a)	See above Schedule of Investments for values in each security type. Investments categorized as Level 2 are included in security type.

See notes to financial statements.

38	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2019	MuniCash (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 99.3%

Alabama — 0.7%(a)(b)
Alabama Federal Aid Highway Finance, Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XF2373, RB, VRDN (Citibank NA LIQ), 2.33%, 05/07/19(c)	USD 5,000	$5,000,000
Homewood Alabama, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018G-37, GO, VRDN (Royal Bank of Canada LOC), 2.33%, 05/07/19(c)	4,000	4,000,000
Mobile Downtown Redevelopment Authority (Austal USA, LLC Project), Series 2011A, RB, VRDN (Bank of America NA LOC), 2.38%, 05/07/19	17,860	17,860,000

		26,860,000

Alaska — 3.6%(b)
Alaska Housing Finance Corp., Series 2007A, RB, VRDN (Federal Home Loan Bank SBPA), 2.28%, 05/07/19	17,950	17,950,000
Alaska Housing Finance Corp., Series 2007B, RB, VRDN (Federal Home Loan Bank SBPA), 2.28%, 05/07/19	16,200	16,200,000
Alaska Housing Finance Corp., Series 2007D, RB, VRDN (Federal Home Loan Bank SBPA), 2.25%, 05/07/19	57,675	57,675,000
Alaska Housing Finance Corp., Series 2009A, RB, VRDN (Wells Fargo Bank NA SBPA), 2.25%, 05/07/19	25,000	25,000,000
Alaska Housing Finance Corp., Series 2009B, RB, VRDN (Wells Fargo Bank NA SBPA), 2.25%, 05/07/19	11,980	11,980,000
City of Valdez (Exxon Pipeline Company Project), Series 1993-B, RB, VRDN, 2.25%, 05/01/19	13,425	13,425,000

		142,230,000

Arizona — 0.7%
Industrial Development Authority of the County of Yavapai (The) (Skanon Investments, Inc. Drake Cement Project), Series 2010, RB, VRDN (Citibank NA LOC), 2.40%, 05/07/19(b)	26,000	26,000,000

California — 3.7%
Alameda County Joint Powers Authority (MUFG Union Bank NA LOC), 1.60%, 05/02/19	2,000	1,999,956
California Health Facilities Funding Authority, Tender Option Bond Trust Receipts/ Certificates Various States (Lucile Salter- Packard Children’s Hospital), Series 2015- XF0152, RB, VRDN (Bank of America NA LIQ), 2.30%, 05/07/19(a)(b)(c)	2,600	2,600,000
California State University Institute, Series A, 1.70%, 06/05/19	2,800	2,799,574
California Statewide Communities Development Authority (Uptown Newport Apartments), Series 2017BB, RB, VRDN (East West Bank LOC), 2.36%, 05/07/19(b)	28,000	28,000,000
Imperial Irrigation District Electric, Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XM0488, RB, VRDN (Royal Bank of Canada LIQ), 2.35%, 05/07/19(a)(b)(c)	7,300	7,300,000

Security	Par (000)	Value

California (continued)
Los Angeles California Unified School District, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2018- XM0703, GO, VRDN (JP Morgan Chase Bank NA LIQ), 2.30%, 05/07/19(a)(b)(c)	USD 2,225	$2,225,000
Los Angeles County Housing Authority, Series 2019C, 1.50%, 05/09/19	12,500	12,497,991
Los Angeles County Housing Authority, Series D, 1.50%, 05/09/19	9,500	9,498,473
Los Angeles Department of Water & Power System, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2018- XL0096, RB, VRDN (Royal Bank of Canada LIQ), 2.30%, 05/07/19(a)(b)(c)	1,000	1,000,000
Mount San Antonio California Community College District, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019, GO, VRDN (Royal Bank of Canada LIQ), 2.30%, 05/07/19(a)(b)(c)	3,600	3,600,000
Municipal Improvement Corp. of Los Angeles, Series A-4 (U.S. Bank NA LOC), 1.50%, 05/01/19	3,300	3,299,965
Sacramento Municipal Utility District, Series L-1 (Barclays Bank plc LOC), 1.57%, 06/05/19	34,700	34,685,225
San Diego Public Facilities Financing Authority, Series B (Bank of America NA LOC), 1.60%, 05/29/19	6,000	5,998,559
San Francisco City & County Airport Commission San Francisco International Airport, Series 2018B, RB, VRDN (Barclays Bank plc LOC), 2.10%, 05/07/19(b)	8,000	8,000,000
San Francisco City & County Public Utilities Commission, Series A-1 (Bank of America NA LOC), 1.68%, 06/04/19	6,000	5,998,828
State of California, Series 2003A-1, GO, VRDN (Barclays Bank plc LOC), 2.05%, 05/01/19(b)	1,400	1,400,000
State of California Department of Water Resources, 1.53%, 05/22/19	4,000	3,998,960
University of California, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XM0704, RB, VRDN (Citibank NA LIQ), 2.25%, 05/07/19(a)(b)(c)	5,000	5,000,000
University of California, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-YX1098, RB, VRDN (Barclays Bank plc LIQ), 2.28%, 05/07/19(a)(b)(c)	3,500	3,500,000
University of California, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019, RB, VRDN (Citibank NA LIQ), 2.25%, 05/07/19(a)(b)(c)	2,165	2,165,000

		145,567,531

Colorado — 3.4%
Boulder Larimer & Weld Cos., Tender Option Bond Trust Receipts/Certificates Various States, Inc. Trust, Series G-57, GO, VRDN (Royal Bank of Canada LOC), 2.33%, 05/07/19(a)(b)(c)	5,670	5,670,000
Boulder Valley Colony School District, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018G-16, GO, VRDN (Royal Bank of Canada LOC), 2.33%, 05/07/19(a)(b)(c)	5,000	5,000,000
City of Colorado Springs Utilities System, Series 2009C, RB, VRDN (Sumitomo Mitsui Banking SBPA), 2.34%, 05/07/19(b)	19,490	19,490,000

S C H E D U L E S O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) April 30, 2019	MuniCash (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
City of Colorado Springs Utilities System, Series 2010C, RB, VRDN (Barclays Bank plc SBPA), 2.30%, 05/07/19(b)	USD 2,730	$2,730,000
Colorado Health Facilities Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0667, RB, VRDN (JP Morgan Chase Bank NA LIQ), 2.33%, 05/07/19(a)(b)(c)	5,345	5,345,000
Colorado Health Facilities Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0668, RB, VRDN (Royal Bank of Canada LIQ), 2.33%, 05/07/19(a)(b)(c)	1,875	1,875,000
Colorado State Education Loan Program, Series 2018A, TAN, 5.00%, 06/27/19	24,905	25,029,007
Colorado State Education Loan Program, Series 2018B, TAN, 5.00%, 06/27/19	23,000	23,114,522
Colorado State Education Loan Program, Series 2018B, TAN, 3.00%, 06/27/19	30,000	30,056,862
County of Arapahoe, Series 2001, RB, VRDN (Freddie Mac LOC), 2.36%, 05/07/19(b)	6,150	6,150,000
Denver Colorado City & County, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2686, RB, VRDN (Citibank NA LIQ), 2.33%, 05/07/19(a)(b)(c)	3,000	3,000,000
Sheridan Redevelopment Agency (South Santa Fe Drive Corridor Redevelopment Project), Series 2011A-1, VRDN (JP Morgan Chase Bank NA LOC), 2.40%, 05/07/19(b)	3,330	3,330,000
State of Colorado, Series 2018, TAN, 5.00%, 06/26/19	1,100	1,105,379

		131,895,770

Connecticut — 2.1%
Connecticut Housing Finance Authority, Series 2015C, Sub-Series C-3, RB, VRDN (Royal Bank of Canada SBPA), 2.33%, 05/07/19(b)	22,930	22,930,000
Connecticut Housing Finance Authority, Series 2016A, Sub-Series A-3, RB, VRDN (Royal Bank of Canada SBPA), 2.33%, 05/07/19(b)	14,650	14,650,000
Connecticut Housing Finance Authority, Series 2017F, Sub-Series F-3, RB, VRDN (Barclays Bank plc SBPA), 2.30%, 05/07/19(b)	17,725	17,725,000
Connecticut State Health & Educational Facilities Authority, Series 2000A, RB, VRDN (TD Bank NA SBPA), 2.30%, 05/07/19(b)	12,630	12,630,000
Connecticut State Health & Educational Facilities Authority (Ascension Health Credit Group), Series 1999B, RB, VRDN, 2.35%, 05/07/19(b)	9,000	9,000,000
Connecticut State, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018G-3, GO, VRDN (Royal Bank of Canada LOC), 2.33%, 05/07/19(a)(b)(c)	4,000	4,000,000
Town of Colchester, Series 2018, BAN, GO, 3.00%, 10/16/19	2,000	2,012,447

		82,947,447

Delaware — 0.0%
Delaware State Economic Development Authority (Kentmere Nursing Care Center Project), Series 1997, RB, VRDN (M&T Bank LOC), 2.35%, 05/07/19(b)	780	780,000

Security	Par (000)	Value

District of Columbia — 0.1%
District of Columbia (AARP Foundation Issue), Series 2004, RB, VRDN (Bank of America NA LOC), 2.39%, 05/07/19(b)	USD 5,110	$5,110,000

Florida — 5.4%
Cape Coral Water & Sewer, Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-YX1071, RB, VRDN (Barclays Bank plc LOC), 2.34%, 05/07/19(a)(b)(c)	9,480	9,480,000
City of Gainesville Utilities System, Series 2007A, RB, VRDN (State Street Bank & Trust Co. SBPA), 2.15%, 05/07/19(b)	32,925	32,925,000
City of Gainesville Utilities System, Series 2012B, RB, VRDN (Citibank NA SBPA), 2.15%, 05/07/19(b)	41,100	41,100,000
City of Gainesville Utilities System, Series 2019C, RB, VRDN (Bank of America NA LOC), 2.33%, 05/01/19(b)(d)	10,000	10,000,000
County of Miami-Dade, Series 2019B-1, 1.63%, 05/16/19	5,000	4,999,995
County of Miami-Dade Water & Sewer System, Series 2019B-1 (Sumitomo Mitsui Banking LOC), 1.70%, 05/16/19	17,000	16,996,659
Escambia County Health Facilities Authority (Azalea Trace, Inc.), Series 2003B, RB, VRDN (TD Bank NA SBPA), 2.34%, 05/01/19(b)	5,725	5,725,000
Florida Housing Finance Corp. (Grand Reserve at Maitland Park), Series 2004M, RB, VRDN (Freddie Mac LIQ), 2.36%, 05/07/19(b)	10,775	10,775,000
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group), Series 2008, RB, VRDN (JP Morgan Chase Bank NA LOC), 2.30%, 05/07/19(b)	21,395	21,395,000
Highlands County Health Facilities Authority (Adventist Health System/Sunbelt obligated Group), Series 2012I, RB, VRDN, 2.37%, 05/07/19(b)	4,220	4,220,000
Highlands County Health Facilities Authority (Adventist Health System/Sunbelt obligated Group), Series 2012I, RB, VRDN, 2.25%, 05/07/19(b)	20,780	20,780,000
Miami-Dade Water & Sewer Department, Series A-1 (Barclays Bank plc LOC), 1.65%, 05/02/19	13,000	12,999,488
Miami-Dade Water & Sewer Department, Series A-1 (Barclays Bank plc LOC), 1.65%, 05/16/19	2,000	1,999,717
Orlando Utilities Commission, Series 2008-2, RB, VRDN (TD Bank NA SBPA), 2.38%, 05/07/19(b)	2,650	2,650,000
Orlando-Orange County Expressway Authority, Series 2007, RB, VRDN (Citibank NA LIQ), 2.33%, 05/07/19(a)(b)	14,100	14,100,000

		210,145,859

Georgia — 0.7%
Atlanta Water & Waste Water, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2649, RB, VRDN (Citibank NA LIQ), 2.33%, 05/07/19(a)(b)(c)	3,000	3,000,000
Burke County Development Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2017E-107, RB, VRDN (Royal Bank of Canada LOC), 2.36%, 05/07/19(a)(b)(c)	5,000	5,000,000

40	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	MuniCash (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Gainesville & Hall County Development Authority (Lanier Village Estates, Inc.), Series 2003B, RB, VRDN (TD Bank NA SBPA), 2.34%, 05/01/19(b)	USD 2,000	$2,000,000
Heard County Development Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2017E-105, RB, VRDN (Royal Bank of Canada LOC), 2.36%, 05/07/19(a)(b)(c)	2,075	2,075,000
Metropolitan Atlanta Rapid Transit Authority, Series 2005A, RB, 5.00%, 07/01/19	1,000	1,005,581
Monroe County Development Authority (Oglethorpe Power Corporation Projects), Series 2009B, RB, VRDN (JP Morgan Chase Bank NA LOC), 2.15%, 05/07/19(b)	11,245	11,245,000
Monroe County Development Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2017E-106, RB, VRDN (Royal Bank of Canada LOC), 2.36%, 05/07/19(a)(b)(c)	5,000	5,000,000

		29,325,581

Illinois — 3.3%(b)
Illinois Development Finance Authority (YMCA Met Chicago Project), Series 2001, RB, VRDN (BMO Harris Bank NA LOC), 2.15%, 05/07/19	23,100	23,100,000
Illinois Finance Authority (Advocate Health Care Network), Series 2008C-1, RB, VRDN (JP Morgan Chase Bank NA SBPA), 2.15%, 05/07/19	1,340	1,340,000
Illinois Finance Authority (Advocate Health Care Network Obligated Group), Series 2008C, Sub-Series C-2B, RB, VRDN (JP Morgan Chase Bank NA SBPA), 2.15%, 05/07/19	6,695	6,695,000
Illinois Finance Authority (Carle Foundation Obligated Group (The)), Series 2009E, RB, VRDN (JP Morgan Chase Bank NA LOC), 2.31%, 05/07/19	6,000	6,000,000
Illinois Finance Authority (Elmhurst Memorial Healthcare), Series 2008D, RB, VRDN (Bank of America NA LOC), 2.46%, 05/07/19	600	600,000
Illinois Finance Authority (Young Men’s Christian Association of Metropolitan Chicago), Series 2004, RB, VRDN (BMO Harris Bank NA LOC), 2.15%, 05/07/19	9,025	9,025,000
Illinois Finance Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XG0133, RB, VRDN (JP Morgan Chase Bank NA LIQ), 2.34%, 05/07/19(a)(c)	24,910	24,910,000
Illinois Finance Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XL0072, RB, VRDN (JP Morgan Chase Bank NA LIQ), 2.33%, 05/07/19(a)(c)	7,500	7,500,000
Illinois Finance Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XL0086, RB, VRDN (JP Morgan Chase Bank NA LIQ), 2.33%, 05/07/19(a)(c)	11,750	11,750,000
Illinois Health Facilities Authority (Evanston Hospital Corporation), Series 1996, RB, VRDN (JP Morgan Chase Bank NA SBPA), 2.29%, 05/07/19	2,670	2,670,000

Security	Par (000)	Value

Illinois (continued)
Illinois Housing Development Authority, Series 2019B, RB, VRDN (Federal Home Loan Bank SBPA), 2.42%, 05/07/19(d)	USD 6,000	$6,000,000
Illinois State Toll Highway Authority, Series 2007A-1A, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 2.40%, 05/07/19	15,000	15,000,000
Illinois State Toll Highway Authority, Series 2007A-2D, RB, VRDN (Bank of America NA LOC), 2.38%, 05/07/19	9,000	9,000,000
Illinois State Toll Highway Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2015-XF2202, RB, VRDN (Citibank NA LIQ), 2.33%, 05/07/19(a)(c)	1,140	1,140,000
University of Illinois, Series 1997B, RB, VRDN (Wells Fargo Bank NA LOC), 2.15%, 05/07/19	700	700,000
Will County Ill, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018G-36, GO, VRDN (Royal Bank of Canada LOC), 2.33%, 05/07/19(a)(c)	3,000	3,000,000

		128,430,000

Indiana — 0.5%
City of Rockport (AEP Generating Co. Project), Series 1995A, RB, VRDN (Bank of Tokyo- Mitsubishi UFJ Ltd. LOC), 2.42%, 05/07/19(b)	3,830	3,830,000
County of Elkhart (Ashton Pines Apartments Project), Series 2008A, RB, VRDN (Federal Home Loan Bank LOC), 2.35%, 05/07/19(b)	2,900	2,900,000
Trustees of Indiana University, Series A/2, 1.80%, 05/21/19	12,800	12,797,661

		19,527,661

Iowa — 4.2%(b)
Iowa Finance Authority (CJ Bio America, lnc.), Series 2012, RB, VRDN (Korea Development Bank LOC), 2.79%, 05/07/19(a)	83,025	83,025,000
Iowa Finance Authority (MidAmerican Energy Co.), Series 2016A, RB, VRDN, 2.30%, 05/07/19	17,050	17,050,000
Iowa Finance Authority (MidAmerican Energy Project), Series 2008B, RB, VRDN, 2.30%, 05/07/19	53,625	53,625,000
Iowa Finance Authority (Wesley Retirement Services, Inc.), Series 2003B, RB, VRDN (Bank of America NA LOC), 2.31%, 05/07/19	9,550	9,550,000

		163,250,000

Kansas — 0.4%(a)(b)(c)
Topeka Kansas Utility, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0696, RB, VRDN (JP Morgan Chase Bank NA LIQ), 2.35%, 05/07/19	8,580	8,580,000
Wyandotte County Kansas USD, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018G-23, GO, VRDN (Royal Bank of Canada LOC), 2.33%, 05/07/19	6,500	6,500,000

		15,080,000

S C H E D U L E S O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) April 30, 2019	MuniCash (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kentucky — 0.3%
Kentucky Economic Development Financing Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XG0161, RB, VRDN (Bank of America NA LIQ), 2.33%, 05/07/19(a)(b)(c)	USD 4,460	$4,460,000
Louisville & Jefferson County Metropolitan Sewer District, 1.70%, 06/20/19	9,000	8,997,448

		13,457,448

Louisiana — 2.9%(b)
Ascension Parish Industrial Development Board, Inc. (BASF Corp. Project), Series 2009, RB, VRDN, 2.44%, 05/07/19	8,000	8,000,000
Louisiana Local Government Environmental Facilities & Community Development Authority (BASF Corp. Project), Series 2000B, RB, VRDN, 2.44%, 05/07/19	7,500	7,500,000
Louisiana Offshore Terminal Authority (Loop LLC Project), Series 2013B, RB, VRDN (JP Morgan Chase Bank NA LOC), 2.15%, 05/07/19	17,525	17,525,000
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc. Project), Series 2004, RB, VRDN, 2.43%, 05/07/19	17,550	17,550,000
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc. Project), Series 2009A, RB, VRDN, 2.43%, 05/07/19	64,140	64,140,000

		114,715,000

Maine — 0.1%
Town of Yarmouth, Series 2019A, BAN, GO, 3.00%, 10/16/19(d)	2,040	2,052,322

Maryland — 5.6%
Baltimore County, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0642, BAN, GO, VRDN (JP Morgan Chase Bank NA LIQ), 2.33%, 05/07/19(a)(b)(c)	1,900	1,900,000
County of Baltimore (Paths at Loveton Farms LP (The)), Series 1996, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 2.09%, 05/07/19(b)	1,485	1,485,000
County of Montgomery, Series 2009A (JP Morgan Chase Bank NA LIQ), 1.56%, 05/03/19	78,000	77,995,757
County of Montgomery, Series 2009B (JP Morgan Chase Bank NA LIQ), 1.80%, 05/09/19	77,100	77,087,271
County of Washington (Homewood Williamsport Facility), Series 2007, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 2.35%, 05/07/19(b)	8,690	8,690,000
Maryland Economic Development Corp. (Howard Hughes Medical Institute Project), Series 2008A, RB, VRDN, 2.47%, 05/07/19(b)	750	750,000
Maryland Health & Higher Educational Facilities Authority, Series 2000, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 2.30%, 05/07/19(b)	13,550	13,550,000
Maryland Health & Higher Educational Facilities Authority, Series 2008D, RB, VRDN (TD Bank NA LOC), 2.27%, 05/01/19(b)	13,000	13,000,000
Maryland Health & Higher Educational Facilities Authority, Series 2018, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 2.30%, 05/07/19(a)(b)	19,000	19,000,000

Security	Par (000)	Value

Maryland (continued)
Maryland Health & Higher Educational Facilities Authority (Anne Arundel Health System Obligated Group), Series 2009B, RB, VRDN (Bank of America NA LOC), 2.35%, 05/07/19(b)	USD 5,500	$5,500,000

		218,958,028

Massachusetts — 4.2%
City of Pittsfield, BAN, GO, 2.50%, 06/27/19	9,563	9,573,423
City of Quincy, BAN, GO, 3.25%, 01/17/20	17,226	17,432,042
Massachusetts Bay Transportation Authority, Series 2010A-7, RB, VRDN, 2.60%, 11/26/19(b)	13,650	13,650,000
Massachusetts Bay Transportation Authority, Series 2018A, Sub-Series A-2, RB, VRDN (State Street Bank & Trust Co. SBPA), 2.40%, 05/07/19(b)	9,020	9,020,000
Massachusetts State Transporting Fund, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2018- XF0610, RB, VRDN (JP Morgan Chase Bank NA LIQ), 2.33%, 05/07/19(a)(b)(c)	4,500	4,500,000
Massachusetts Water Resources Authority, Series 2008A-3, RB, VRDN (Wells Fargo Bank NA SBPA), 2.33%, 05/07/19(b)	9,390	9,390,000
Massachusetts Water Resources Authority, Series 2008C-2, RB, VRDN (Barclays Bank plc SBPA), 2.11%, 05/07/19(b)	13,010	13,010,000
University of Massachusetts Building Authority, Series 2011-1, RB, VRDN (Wells Fargo Bank NA SBPA), 2.23%, 05/07/19(b)	13,190	13,190,000
University of Massachusetts Building Authority, Series 2011-2, RB, VRDN, 2.60%, 11/26/19(b)	11,100	11,100,000
University of Massachusetts Building Authority, Series A1, 1.75%, 06/25/19	6,627	6,624,488
University of Massachusetts Building Authority, Series A1, 1.80%, 06/25/19	57,130	57,118,237

		164,608,190

Michigan — 4.0%
Board of Trustees of Michigan State University, Series F, 1.93%, 06/03/19	17,585	17,582,439
Board of Trustees of Michigan State University, Series F, 1.93%, 06/04/19	22,390	22,386,653
Kent Hospital Finance Authority (Spectrum Health System Obligated Group), Series 2008C, RB, VRDN (Bank of New York Mellon LOC), 2.40%, 05/07/19(b)	5,785	5,785,000
Michigan State Building Authority (Facilities Program), Series 2017I, RB, VRDN (Citibank NA LOC), 2.33%, 05/07/19(b)	43,685	43,685,000
Michigan State Building Authority (Facilities Program), Series II-B, RB, VRDN (Citibank NA LOC), 2.30%, 05/07/19(b)	15,620	15,620,000
Michigan State Housing Development Authority, Series 2006C, RB, VRDN (Barclays Bank plc SBPA), 2.30%, 05/07/19(b)	25,590	25,590,000
Michigan State University, Series 2000A-1, RB, VRDN (Royal Bank of Canada SBPA), 2.13%, 05/07/19(b)	8,950	8,950,000
Michigan State University, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018E-127, RB, VRDN (Royal Bank of Canada LOC), 2.30%, 05/01/19(a)(b)(c)	9,660	9,660,000

42	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	MuniCash (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Michigan (continued)
Oakland University, Series 2008, RB, VRDN (JP Morgan Chase Bank NA LOC), 2.30%, 05/07/19(b)	USD	7,945	$7,945,000

			157,204,092

Minnesota — 2.2%
City of Minneapolis, Series 2018B, RB, VRDN (JP Morgan Chase Bank NA LOC), 2.15%, 05/07/19(b)		15,000	15,000,000
City of Minneapolis (University Gateway Project), Series 2009, RB, VRDN (Wells Fargo Bank NA SBPA), 2.33%, 05/07/19(b)		5,300	5,300,000
County of Hennepin, Series 2018B, GO, VRDN (TD Bank NA SBPA), 2.33%, 05/07/19(b) .		5,715	5,715,000
Housing & Redevelopment Authority of The City of St Paul Minnesota (Allina Health Obligated Group), Series 2009C, RB, VRDN (Wells Fargo Bank NA LOC), 2.27%, 05/07/19(b)		11,300	11,300,000
Regents of the University of Minnesota, Series F, 1.60%, 06/11/19		46,100	46,084,529
University of Minnesota, Series C, 1.87%, 06/04/19		3,750	3,749,440

			87,148,969

Mississippi — 2.5%(b)
County of Jackson (Chevron Corp.), Series 1993, RB, VRDN, 2.25%, 05/01/19		20,175	20,175,000
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series 2007C, RB, VRDN, 2.25%, 05/01/19		31,505	31,505,000
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series 2009C, RB, VRDN, 2.25%, 05/01/19		14,145	14,145,000
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series 2010A, RB, VRDN, 2.44%, 05/07/19		2,700	2,700,000
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series 2010F, RB, VRDN, 2.30%, 05/07/19		6,515	6,515,000
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series 2010I, RB, VRDN, 2.25%, 05/01/19		21,450	21,450,000

			96,490,000

Missouri — 1.2%(a)(b)(c)
Missouri State Health & Education Facilities Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0678, RB, VRDN (Royal Bank of Canada LIQ), 2.33%, 05/07/19		5,000	5,000,000
Missouri State Health & Education Facilities Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XG0184, RB, VRDN (Citibank NA LOC), 2.35%, 05/07/19		5,000	5,000,000
Missouri State Health & Education Facilities Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XL0080, RB, VRDN (JP Morgan Chase Bank NA LIQ), 2.33%, 05/07/19		4,165	4,165,000
Missouri State Health & Education Facilities Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XM0575, RB, VRDN (Royal Bank of Canada LIQ), 2.33%, 05/07/19		8,000	8,000,000

Security	Par (000)		Value

Missouri (continued)
Missouri State Health & Education Facilities Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series C-16, RB, VRDN (Royal Bank of Canada LOC), 2.36%, 05/07/19	USD	26,500	$26,500,000

			48,665,000

Nebraska — 1.2%
Lincoln Nebraska Electric, Series 1995, 1.70%, 05/01/19		25,750	25,749,529
Omaha Public Power District, Series A, 1.64%, 08/06/19		15,000	14,989,906
Omaha Public Power District Electric, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2685, RB, VRDN (Citibank NA LIQ), 2.33%, 05/07/19(a)(b)(c)		5,400	5,400,000

			46,139,435

Nevada — 1.8%(b)
City of Reno, Series 2009A, RB, VRDN (Wells Fargo Bank NA LOC), 2.25%, 05/07/19		33,035	33,035,000
City of Reno (Renown Regional Medical Center Project), Series 2008B, RB, VRDN (Wells Fargo Bank NA LOC), 2.25%, 05/07/19		16,925	16,925,000
City of Reno (Renown Regional Medical Center Project), Series 2009B, RB, VRDN (Wells Fargo Bank NA LOC), 2.25%, 05/07/19		20,110	20,110,000
County of Clark Department of Aviation (Nevada Airport System), Series 2008D-3, RB, VRDN (Bank of America NA LOC), 2.40%, 05/07/19		1,105	1,105,000

			71,175,000

New Jersey — 0.7%
New Jersey Economic Development Authority, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2018- XX1091, RB, VRDN (Barclays Bank plc LOC), 2.32%, 05/07/19(a)(b)(c)		9,000	9,000,000
New Jersey Housing & Mortgage Finance Agency (Camden Townhouses Project), Series 2017F, RB, VRDN, 1.90%, 08/01/19(b)		4,000	4,000,405
New Jersey State Housing & Mortgage Finance Agency, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2019, RB, VRDN (Royal Bank of Canada LIQ), 2.31%, 05/07/19(a)(b)(c)		3,000	3,000,000
Somerset County Improvement Authority (Township of Hillsborough Project), Series 2018, 3.00%, 06/06/19		4,000	4,004,634
Somerset County Improvement Authority (Township of Montgomery Project), Series 2018, 3.50%, 09/13/19		7,200	7,245,956

			27,250,995

New York — 11.1%
City of New York, Series 2003A-5, GO, VRDN (Bank of Montreal LOC), 2.36%, 05/07/19(b)		1,450	1,450,000
City of New York, Series 2008, Sub-Series J-6, GO, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 2.32%, 05/01/19(b)		11,000	11,000,000
City of New York, Series 2008J, Sub-Series J-8, GO, VRDN (Sumitomo Mitsui Banking LOC), 2.45%, 05/07/19(b)(d)		3,160	3,160,000
City of New York, Series 2012A, Sub-Series A-4, GO, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 2.30%, 05/07/19(b)		9,025	9,025,000

S C H E D U L E S O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) April 30, 2019	MuniCash (Percentages shown are based on Net Assets)

Security	Par (000)		Value

New York (continued)
City of New York, Series 2012G, Sub-Series G-6, GO, VRDN (Mizuho Bank Ltd. LOC), 2.32%, 05/01/19(b)	USD	1,300	$1,300,000
City of New York, Series 2012G, Sub-Series G-7, GO, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 2.30%, 05/01/19(b)		18,250	18,250,000
City of New York, Series 2017, Sub-Series A-6, GO, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 2.32%, 05/01/19(b)		1,525	1,525,000
City of New York, Series 2018B, GO, VRDN (Barclays Bank plc SBPA), 2.30%, 05/01/19(b)		2,200	2,200,000
Hudson YDS Infrastructure Corp., Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0550, RB, VRDN (Toronto-Dominion Bank LIQ), 2.35%, 05/07/19(a)(b)(c)		10,050	10,050,000
Hudson YDS Infrastructure Corp., Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0677, RB, VRDN (Toronto-Dominion Bank LIQ), 2.35%, 05/07/19(a)(b)(c)		4,595	4,595,000
Metropolitan Transportation Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0572, RB, VRDN (JP Morgan Chase Bank NA LIQ), 2.33%, 05/07/19(a)(b)(c)		3,000	3,000,000
Metropolitan Transportation Authority, Tender Option Bond Trust Receipts/ Certificates Various States, Series E-126, RB, VRDN (Royal Bank of Canada LOC), 2.33%, 05/07/19(a)(b)(c)		30,500	30,500,000
Nassau Health Care Corp. (Nassau County Guaranteed), Series 2009C, Sub-Series C-2, RB, VRDN (Wells Fargo Bank NA LOC), 2.25%, 05/07/19(b)		6,315	6,315,000
New York City Health & Hospital Corp., Series 2008B, RB, VRDN (TD Bank NA LOC), 2.35%, 05/07/19(b)		100	100,000
New York City Housing Development Corp., Series 2006A, RB, VRDN (Fannie Mae LOC), 2.13%, 05/07/19(b)		17,585	17,585,000
New York City Housing Development Corp., Series 2017C-4, RB, VRDN (Wells Fargo Bank NA SBPA), 2.25%, 05/07/19(b)		7,840	7,840,000
New York City Housing Development Corp., Series 2019A-4, RB, VRDN (RBC Capital Markets LIQ), 2.38%, 05/07/19(b)		2,000	2,000,000
New York City Housing Development Corp. (Sustainable Neighborhood Bonds), Series 2017G-3, RB, VRDN (Wells Fargo Bank NA SBPA), 2.35%, 05/07/19(b)		10,000	10,000,000
New York City Industrial Development Agency, Series 2004B, RB, VRDN (Bank of America NA LOC), 2.31%, 05/01/19(b)		2,150	2,150,000
New York City Municipal Water Finance, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2019, RB, VRDN (Royal Bank of Canada LIQ), 2.33%, 05/07/19(a)(b)(c)		4,100	4,100,000
New York City Transitional Finance Authority Future Tax Secured, Series 1999A, Sub- Series A-1, RB, VRDN (TD Bank NA SBPA), 2.30%, 05/07/19(b)		27,700	27,700,000

Security	Par (000)		Value

New York (continued)
New York City Transitional Finance Authority Future Tax Secured, Series 2002, Sub- Series C-2, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 2.31%, 05/01/19(b)	USD	100	$100,000
New York City Transitional Finance Authority Future Tax Secured (Multi-Modal Bonds), Series 2003, Sub-series A-4, RB, VRDN (TD Bank NA SBPA), 2.27%, 05/01/19(b)		4,300	4,300,000
New York City Transitional Finance Authority, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2017- XF0566, RB, VRDN (Toronto-Dominion Bank LIQ), 2.32%, 05/07/19(a)(b)(c)		2,000	2,000,000
New York City Transitional Finance Authority, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2017- XG0156, RB, VRDN (Citibank NA LIQ), 2.33%, 05/07/19(a)(b)(c)		2,020	2,020,000
New York City Transitional Finance Authority, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2018- XF2529, RB, VRDN (Citibank NA LIQ), 2.33%, 05/07/19(a)(b)(c)		4,625	4,625,000
New York City Trust for Cultural Resources, Series 2009A, RB, VRDN (JP Morgan Chase Bank NA LOC), 2.33%, 05/07/19(b)		1,000	1,000,000
New York City Water & Sewer System, Series 2000C, RB, VRDN (Sumitomo Mitsui Banking SBPA), 2.47%, 05/07/19(b)		15,000	15,000,000
New York City Water & Sewer System, Series 2001F, Sub-Series F-1, RB, VRDN (Mizuho Bank Ltd. SBPA), 2.35%, 05/01/19(b)		13,800	13,800,000
New York City Water & Sewer System, Series 2008B, Sub-Series B-1A, RB, VRDN (Sumitomo Mitsui Banking SBPA), 2.33%, 05/07/19(b)		1,025	1,025,000
New York City Water & Sewer System, Series 2008-BB-1, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 2.25%, 05/07/19(b)		7,100	7,100,000
New York City Water & Sewer System, Series 2009BB, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 2.31%, 05/01/19(b)		37,100	37,100,000
New York City Water & Sewer System, Series 2013AA, Sub-Series AA-2, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 2.30%, 05/07/19(b)		20,405	20,405,000
New York City Water & Sewer System, Series 2015BB, Sub-Series BB-2, RB, VRDN (Mizuho Bank Ltd. SBPA), 2.30%, 05/01/19(b)		2,500	2,500,000
New York Environmental Facilities Corp., Tender Option Bond Trust Receipts/ Certificates Various States, Series 2018- XF2586, RB, VRDN (Citibank NA LIQ), 2.31%, 05/07/19(a)(b)(c)		3,750	3,750,000
New York Local Government Assistance Corp., Series 2008B-7V, RB, VRDN (JP Morgan Chase Bank NA SBPA), 2.13%, 05/07/19(b)		810	810,000
New York Power Authority, 1.81%, 05/09/19		18,949	18,946,203
New York Power Authority, 1.81%, 05/14/19		35,466	35,461,219
New York State Dormitory Authority, Series 2002A2, RB, VRDN (JP Morgan Chase Bank NA SBPA), 2.40%, 05/07/19(b)		10,275	10,275,000

44	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	MuniCash (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York State Dormitory Authority (City University System, Consolidated Fifth), Series 2008C, RB, VRDN (Bank of America NA LOC), 2.34%, 05/07/19(b)	USD 275	$275,000
New York State Dormitory Authority (City University System, Consolidated Fifth), Series 2008D, RB, VRDN (TD Bank NA LOC), 2.40%, 05/07/19(b)	1,380	1,380,000
New York State Dormitory Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2647, RB, VRDN (Citibank NA LIQ), 2.32%, 05/07/19(a)(b)(c)	3,000	3,000,000
New York State Environmental Facilities Corp., Tender Option Bond Trust Receipts/ Certificates Various States, Series 2016- XF2344, RB, VRDN (Citibank NA LIQ), 2.33%, 05/07/19(a)(b)(c)	3,600	3,600,000
New York State Housing Finance Agency, Series 2013A, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 2.31%, 05/01/19(b)	1,725	1,725,000
New York State Housing Finance Agency (42nd and 10th Associates LLC), Series 2008A, RB, VRDN (Freddie Mac LOC), 2.22%, 05/07/19(b)	1,000	1,000,000
New York State Housing Finance Agency (42nd and 10th Associates LLC), Series 2010A, RB, VRDN (Freddie Mac LOC), 2.22%, 05/07/19(b)	2,350	2,350,000
New York State Thruway Authority, Series 2019A, 4.00%, 02/01/20(d)	24,000	24,202,771
New York State Urban Development Corp., Series 2004A-3-B, RB, VRDN (JP Morgan Chase Bank NA SBPA), 2.31%, 05/07/19(b)	2,775	2,775,000
New York State Urban Development Corp., Series 2008A-1, RB, VRDN (Wells Fargo Bank NA LOC), 2.25%, 05/07/19(b)	7,190	7,190,000
New York State Urban Development Corp., Tender Option Bond Trust Receipts/ Certificates Various States, Series 2018- XM0580, RB, VRDN (JP Morgan Chase Bank NA LIQ), 2.33%, 05/07/19(a)(b)(c)	3,750	3,750,000
New York, Tender Option Bond Trust Receipts/ Certificates Various States, Series G-55, GO, VRDN (Royal Bank of Canada LOC), 2.33%, 05/07/19(a)(b)(c)	7,865	7,865,000
Oneida County Industrial Development Agency (Mohawk Valley Community College Dormitory Corp. Project), Series 2004A, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 2.35%, 05/07/19(b)	1,215	1,215,000
Onondaga County Trust for Cultural Resources (Syracuse University Project), Series 2010A, RB, VRDN (Wells Fargo Bank NA LOC), 2.19%, 05/07/19(b)	7,400	7,400,000
Port Authority of New York & New Jersey, Series 2010A, 1.80%, 06/06/19	9,200	9,198,187
Triborough Bridge & Tunnel Authority (MTA Bridge & Tunnel Authority), Series 2005A, RB, VRDN (TD Bank NA LOC), 2.25%, 05/07/19(b)	2,900	2,900,000

		433,888,380

Security	Par (000)	Value

North Carolina — 2.1%(b)
Bay Area Toll Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XG0019, RB, VRDN (Bank of America NA LIQ), 2.30%, 05/07/19(a)(c)	USD 5,250	$5,250,000
Charlotte-Mecklenburg Hospital Authority (The), Series 2007E, RB, VRDN (TD Bank NA LOC), 2.27%, 05/01/19	24,195	24,195,000
City of Charlotte (Government Facilities), Series 2003F, COP, VRDN (Bank of America NA SBPA), 2.35%, 05/07/19	7,385	7,385,000
City of Charlotte (Governmental Facilities Project), Series 2013G, COP, VRDN (Wells Fargo Bank NA LIQ), 2.25%, 05/07/19(d) .	12,265	12,265,000
City of Charlotte Water & Sewer System, Series 2006B, RB, VRDN (Wells Fargo Bank NA SBPA), 2.25%, 05/07/19	23,430	23,430,000
North Carolina Medical Care Commission (Moses Cone Health System), Series 2001A, RB, VRDN (BMO Harris Bank NA SBPA), 2.30%, 05/07/19	10,445	10,445,000

		82,970,000

Ohio — 2.2%
Akron Bath Copley Joint Township Hospital District, Series 2018B, RB, VRDN (BMO Harris Bank NA LOC), 2.32%, 05/07/19(b) .	5,250	5,250,000
American Municipal Power, Inc. (Village of Carey Project), Series 2018, BAN, 3.00%, 12/05/19	1,435	1,443,846
American Municipal Power, Inc. (Village of Genoa Project), Series 2018, BAN, RB, 3.00%, 12/12/19	2,089	2,102,294
Batavia Local School District, BAN, GO, 3.00%, 09/01/19	1,875	1,881,710
Berea Ohio City School District, Tender Option Bond Trust Receipts/Certificates Various States, Series G-54, GO, VRDN (Royal Bank of Canada LOC), 2.33%, 05/07/19(a)(b)(c)	3,050	3,050,000
City of Harrison, Series 2018, BAN, GO, 3.50%, 10/29/19	1,350	1,361,913
City of Kirtland, Series 2018, BAN, GO, 3.00%, 06/20/19	3,305	3,309,116
Cleveland Ohio Water, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018E-119, RB, VRDN (Royal Bank of Canada LOC), 2.33%, 05/07/19(a)(b)(c)	10,000	10,000,000
Cleveland-Cuyahoga County Port Authority (Carnegie/89th Garage and Service Center LLC Project), Series 2007, RB, VRDN (JP Morgan Chase Bank NA LOC), 2.26%, 05/07/19(b)	1,030	1,030,000
County of Franklin, Series 2018C, RB, VRDN, 2.35%, 05/07/19(b)	10,800	10,800,000
County of Franklin (Nationwide Children’s Hospital, Inc. Project), Series 2015B, RB, VRDN, 2.27%, 05/07/19(b)	13,500	13,500,000
County of Franklin (Ohio health Corporation), Series 2018D, RB, VRDN, 2.45%, 05/07/19(b)	300	300,000
Forest Hills Ohio Local School District, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018G-30, GO, VRDN (Royal Bank of Canada LOC), 2.33%, 05/07/19(a)(b)(c)	2,300	2,300,000

S C H E D U L E S O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) April 30, 2019	MuniCash (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Miami County Ohio Hospital Facilities, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2019, RB, VRDN (Royal Bank of Canada LOC), 2.33%, 05/07/19(a)(b)(c)	USD 3,000	$3,000,000
Ohio State University (The), Series 2014B-1, RB, VRDN, 2.10%, 05/07/19(b)	8,100	8,100,000
Ohio Water Development Authority Water Pollution Control Loan Fund, Series 2016A, RB, VRDN (Toronto-Dominion Bank SBPA), 2.44%, 05/07/19(b)	16,840	16,840,000
Village of Cuyahoga Heights, Series 2019, BAN, GO, 3.25%, 06/19/19	1,400	1,402,566
Village of North Randall, Series 2018, GO, 3.25%, 09/12/19	1,010	1,015,597

		86,687,042

Oregon — 0.2%
Oregon State Facilities Authority (Quatama Housing LP Project), Series 2005A, RB, VRDN (Fannie Mae LOC), 2.46%, 05/07/19(b)	9,575	9,575,000

Pennsylvania — 2.5%(b)
Allegheny County Hospital Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2017E-111, RB, VRDN (Royal Bank of Canada LOC), 2.30%, 05/01/19(a)(c)	13,000	13,000,000
Beaver County Industrial Development Authority, Series 2018A, RB, VRDN (BMO Harris Bank NA LOC), 2.32%, 05/07/19	3,500	3,500,000
Blair County Industrial Development Authority (Homewood Retirement Centers Obligated Group), Series 2004, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 2.35%, 05/07/19	4,400	4,400,000
Geisinger Authority Pennsylvania Health System, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2017- XF0543, RB, VRDN (Royal Bank of Canada LIQ), 2.33%, 05/07/19(a)(c)	4,000	4,000,000
Geisinger Authority Pennsylvania Health System, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2018- XM0613, RB, VRDN (JP Morgan Chase Bank NA LIQ), 2.33%, 05/07/19(a)(c)	4,325	4,325,000
General Authority of Southcentral Pennsylvania (Homewood Retirement Centers Obligated Group), Series 2003, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 2.35%, 05/07/19	3,445	3,445,000
General Authority of Southcentral Pennsylvania (WellSpan health Obligated Group), Series 2019C, RB, VRDN (Bank of America NA LIQ), 2.35%, 05/07/19	14,690	14,690,000
General Authority of Southcentral Pennsylvania (WellSpan health Obligated Group), Series 2019D, RB, VRDN (Bank of America NA LIQ), 2.35%, 05/07/19	13,685	13,685,000
Lycoming County Authority (Lycoming College Project), Series 2013-S1, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 2.35%, 05/07/19	4,175	4,175,000

Security	Par (000)	Value

Pennsylvania (continued)
Montgomery County Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2002, RB, VRDN (TD Bank NA SBPA), 2.34%, 05/01/19	USD 4,815	$4,815,000
Pennsylvania State Housing Finance Agency, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2018- XF0721, RB, VRDN (JP Morgan Chase Bank NA LIQ), 2.33%, 05/07/19(a)(c)	3,210	3,210,000
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Series 2007A, RB, VRDN (PNC Bank N.A. SBPA), 2.39%, 05/07/19	18,000	18,000,000
Westmoreland County Muni Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-YX1075, RB, VRDN (Barclays Bank plc LOC), 2.33%, 05/07/19(a)(c)	7,595	7,595,000

		98,840,000

Rhode Island — 0.2%
Rhode Island Health & Education Building Corp., Tender Option Bond Trust Receipts/ Certificates Various States, Series 2019- XM0721, RB, VRDN (Wells Fargo Bank NA LIQ), 2.33%, 05/07/19(a)(b)(c)	7,000	7,000,000

South Carolina — 0.8%
City of Columbia Waterworks & Sewer System, Series 2009, RB, VRDN (Sumitomo Mitsui Banking LOC), 2.30%, 05/07/19(b)	20,825	20,825,000
County of Richland, Series 2019A, BAN, GO, 3.00%, 02/27/20	12,000	12,134,550

		32,959,550

Tennessee — 0.8%
City of Memphis, Series 2012A (State Street Guaranty), 1.78%, 06/06/19	15,750	15,747,529
Clarksville Public Building Authority (Tennessee Municipal Bond), Series 1999, RB, VRDN (Bank of America NA LOC), 2.39%, 05/07/19(b)	4,605	4,605,000
Tennessee Housing Development Agency Resident, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-YX1087, RB, VRDN (Barclays Bank plc LIQ), 2.33%, 05/07/19(a)(b)(c)	10,610	10,610,000

		30,962,529

Texas — 18.0%
Abilene Texas, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018G-31, GO, VRDN (Royal Bank of Canada LOC), 2.33%, 05/07/19(a)(b)(c)	3,000	3,000,000
Austin Electric Utility System, Tender Option Bond Trust Receipts/Certificates Various States, Series 2015-XF0220, RB, VRDN (JP Morgan Chase Bank NA LIQ), 2.40%, 05/07/19(a)(b)(c)	27,745	27,745,000
Bexar County Housing Finance Corp. (AAMHA LLC Project), Series 2000, RB, VRDN (Fannie Mae LOC), 2.34%, 05/07/19(b)	2,705	2,705,000
City of Austin, Series 2008, Sub-Series A, RB, VRDN (Citibank NA LOC), 2.30%, 05/07/19(b)	11,635	11,635,000
City of Austin, Series 2008B, RB, VRDN (Sumitomo Mitsui Banking LOC), 2.39%, 05/07/19(b)	4,300	4,300,000

46	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	MuniCash (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Texas (continued)
City of Garland (Sumitomo Mitsui Banking LOC), 1.75%, 05/22/19	USD	5,000	$4,999,145
City of Garland (Sumitomo Mitsui Banking LOC), 1.60%, 06/13/19		4,000	3,998,259
City of Garland, Series 2018 (Bank of America NA LOC), 1.88%, 05/09/19		9,000	8,998,829
City of Garland, Series 2018 (Bank of America NA LOC), 1.59%, 06/05/19		5,000	4,998,463
City of Houston Combined Utility System, Series 2004B-5, RB, VRDN (Wells Fargo Bank NA LOC), 2.32%, 05/07/19(b)		29,550	29,550,000
City of San Antonio, Series 2019A2, Sub-Series A-1 (JP Morgan Chase Bank NA LIQ), 1.84%, 09/05/19		13,000	12,997,533
City of San Antonio, Series A (JP Morgan Guaranty), 1.62%, 06/21/19		8,000	7,997,246
County of Harris, Series 2019C (Bank of America NA LIQ), 1.78%, 06/06/19		23,500	23,496,179
County of Harris, Series 2019E-1 (Landesbank Hessen-Thuringen Girozentrale LOC), 1.80%, 05/16/19		22,950	22,947,439
Dallas Texas Water Works & Swear System, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2018- XF2697, RB, VRDN (Citibank NA LIQ), 2.32%, 05/07/19(a)(b)(c)		6,000	6,000,000
Denton Texas Independent School District, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2018- XF0648, GO, VRDN (Toronto-Dominion Bank LIQ), 2.33%, 05/07/19(a)(b)(c)		3,745	3,745,000
Fort Bend Independent School District, Series A (JP Morgan Chase Bank NA LIQ), 1.62%, 05/24/19		5,000	4,998,646
Fort Bend Independent School District, Series A (JP Morgan Chase Bank NA LIQ), 1.86%, 05/24/19		63,500	63,489,268
Fort Bend Independent School District, Series A (JP Morgan Chase Bank NA LIQ), 1.75%, 05/24/19		2,500	2,499,534
Fort Bend Independent School District, Series A (JP Morgan Chase Bank NA LIQ), 1.85%, 05/24/19		7,500	7,498,933
Harris County Cultural Education Facilities Finance Corp., Series 2019C-1 (Methodist Health System), 1.65%, 05/13/19		56,600	56,583,677
Harris County Cultural Education Facilities Finance Corp., Series C-2 (Methodist Health System), 1.75%, 06/04/19		2,140	2,139,349
Lamar Texas Cons Independent School District, Tender Option Bond Trust Receipts/ Certificates Various States, Series G-18, GO, VRDN (Royal Bank of Canada LOC), 2.33%, 05/07/19(a)(b)(c)		7,740	7,740,000
Laredo Texas, Tender Option Bond Trust Receipts/Certificates Various States, Series G-60, GO, VRDN (Royal Bank of Canada LOC), 2.33%, 05/07/19(a)(b)(c)		3,000	3,000,000
Leander Texas Independent School District, Tender Option Bond Trust Receipts/ Certificates Various States, Series G-34, GO, VRDN (Royal Bank of Canada LOC), 2.33%, 05/07/19(a)(b)(c)		2,000	2,000,000

Security	Par (000)		Value

Texas (continued)
Port of Arthur Navigation District Industrial Development Corp. (Total Petrochemicals & Refining USA, Inc.), Series 2012, RB, VRDN, 2.44%, 05/07/19(b)	USD	6,000	$6,000,000
Port of Arthur Navigation District Industrial Development Corp. (Total Petrochemicals USA, Inc. Project), Series 2010 A, RB, VRDN, 2.44%, 05/07/19(b)		3,000	3,000,000
San Antonio Electric & Gas, Series B, 1.81%, 06/06/19		17,300	17,297,457
San Antonio Water System, Series 2019A-1, 1.87%, 08/02/19		19,000	18,998,767
South Texas Community College District, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2018G- 35, GO, VRDN (Royal Bank of Canada LOC), 2.33%, 05/07/19(a)(b)(c)		7,135	7,135,000
State of Texas, Series 2011A, GO, VRDN (State Street Bank & Trust Co. SBPA), 2.30%, 05/07/19(b)		39,425	39,425,000
State of Texas, Series 2011B, GO, VRDN (State Street Bank & Trust Co. SBPA), 2.30%, 05/07/19(b)		5,830	5,830,000
State of Texas, Series 2012B, GO, VRDN (State Street Bank & Trust Co. SBPA), 2.30%, 05/07/19(b)		9,500	9,500,000
State of Texas, Series 2013B, GO, VRDN (State Street Bank & Trust Co. SBPA), 2.30%, 05/07/19(b)		9,750	9,750,000
State of Texas, Series 2014A, GO, VRDN (State Street Bank & Trust Co. SBPA), 2.30%, 05/07/19(b)		9,710	9,710,000
State of Texas, Series 2015A, GO, VRDN (State Street Bank & Trust Co. SBPA), 2.30%, 05/07/19(b)		9,710	9,710,000
State of Texas, Series 2016, GO, VRDN (Helaba SBPA SBPA), 2.43%, 05/07/19(b).		6,235	6,235,000
State of Texas, Series 2018, TAN, 4.00%, 08/29/19		89,000	89,643,247
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas Obligated Group), Series 2008- A, RB, VRDN (TD Bank NA LOC), 2.27%, 05/01/19(b)		15,050	15,050,000
Texas Water Development Board, Tender Option Bond Trust Receipts/Certificates Various States, Series 2015-XF2201, RB, VRDN (Citibank NA LIQ), 2.33%, 05/07/19(a)(b)(c)		300	300,000
Texas Water Development Board, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0714, RB, VRDN (Toronto-Dominion Bank LIQ), 2.33%, 05/07/19(a)(b)(c)		3,750	3,750,000
University of Texas System (The), Series 2019A, 1.59%, 06/04/19		25,000	24,990,695
University of Texas System (The), Series A, 1.66%, 05/06/19		25,000	24,996,962
University of Texas System (The), Series A, 1.80%, 06/05/19		25,000	24,996,175
University of Texas System (The), Series A, 1.81%, 06/07/19		25,000	24,996,225
University of Texas System (The), Series A, 1.62%, 08/06/19		25,000	24,983,487

			705,360,515

S C H E D U L E S O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) April 30, 2019	MuniCash (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah — 0.5%(b)
City of Murray (IHC Health Services, Inc.), Series 2003A, RB, VRDN, 2.27%, 05/07/19	USD 105	$105,000
City of Murray (IHC Health Services, Inc.), Series 2003B, RB, VRDN, 2.27%, 05/07/19	315	315,000
City of West Jordan (Broadmoor Village Apartments LLC), Series 2004, RB, VRDN (Freddie Mac LIQ), 2.45%, 05/07/19	9,675	9,675,000
County of Utah (IHC Health Services, Inc.), Series 2016E, RB, VRDN (JP Morgan Chase Bank NA SBPA), 2.15%, 05/07/19	5,850	5,850,000
Utah County Utah Hospital, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019, RB, VRDN (Wells Fargo Bank NA LIQ), 2.33%, 05/07/19(a)(c)	1,910	1,910,000

		17,855,000

Virginia — 2.4%
Alexandria Industrial Development Authority (Young Men’s Christian Association of Metropolitan Washington Facility), Series 1998, RB, VRDN (First National Bank of MD LOC), 2.40%, 05/07/19(b)	1,315	1,315,000
Fairfax County Industrial Development Authority (Inova Health System Project), Series 2018C, RB, VRDN, 2.35%, 05/07/19(b)	35,725	35,725,000
Hampton Roads Transport Accountant, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0606, RB, VRDN (Bank of America NA LIQ), 2.32%, 05/07/19(a)(b)(c)	4,400	4,400,000
Metropolitan Washington Airports Authority, Series 2019-1 (JP Morgan Chase Bank NA LOC), 1.62%, 05/24/19	18,000	17,995,480
Metropolitan Washington Airports Authority, Series 2019-1 (JP Morgan Chase Bank NA LOC), 1.62%, 06/26/19	10,000	9,995,917
Norfolk Economic Development Authority, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2018- XG0183, RB, VRDN (Barclays Bank plc LIQ), 2.33%, 05/07/19(a)(b)(c)	12,860	12,860,000
University of Virginia, Series A, 1.72%, 05/02/19	4,800	4,799,875
University of Virginia, Series A, 2.15%, 05/09/19	2,200	2,199,777
Virginia Commonwealth Transportation Board Trust, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2018- XF0659, RB, VRDN (Royal Bank of Canada LIQ), 2.33%, 05/07/19(a)(b)(c)	6,000	6,000,000

		95,291,049

Washington — 1.2%(b)
Washington State Health Care Facilities Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2527, RB, VRDN (Citibank NA LIQ), 2.33%, 05/07/19(a)(c)	1,875	1,875,000
Washington State Housing Finance Commission (Panorama Project), Series 2008, RB, VRDN (Wells Fargo Bank NA LOC), 2.30%, 05/07/19	4,000	4,000,000
Washington State Housing Finance Commission (Reserve at Renton Apartments Project), Series 2014, RB, VRDN (East West Bank LOC), 2.45%, 05/07/19	11,800	11,800,000

Security	Par (000)	Value

Washington (continued)
Washington State Housing Finance Commission (Traditions at South Hill Apartments Project), Series 2011A-B, RB, VRDN (Freddie Mac LOC), 2.42%, 05/07/19	USD 2,730	$2,730,000
Washington State War Veterans, VRDN, 5.00%, 02/01/20	14,000	14,359,234
Washington State, Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XL0007, RB, VRDN (Barclays Bank plc LIQ), 2.45%, 05/07/19(a)(c)	13,870	13,870,000

		48,634,234

Wisconsin — 1.2%(b)
Wisconsin Housing & Economic Development Authority, Series 2015C, RB, VRDN (Royal Bank of Canada SBPA), 2.33%, 05/07/19	6,555	6,555,000
Wisconsin Housing & Economic Development Authority, Series 2016C, RB, VRDN (Royal Bank of Canada SBPA), 2.33%, 05/07/19	1,650	1,650,000
Wisconsin Housing & Economic Development Authority, Series 2017D, RB, VRDN (Royal Bank of Canada SBPA), 2.33%, 05/07/19	19,800	19,800,000
Wisconsin Housing & Economic Development Authority, Series 2018C, RB, VRDN (Royal Bank of Canada SBPA), 2.33%, 05/07/19	12,840	12,840,000
Wisconsin Housing & Economic Development Authority (Wisconsin Housing & Economic Development Authority), Series 2019B, RB, VRDN (Federal Home Loan Bank SBPA), 2.33%, 05/07/19	7,000	7,000,000

		47,845,000

Wyoming — 0.6%(b)
County of Uinta (Chevron USA, Inc. Project), Series 1993, RB, VRDN, 2.25%, 05/01/19	15,200	15,200,000
Wyoming Community Development Authority, Series 2018-2, RB, VRDN (Royal Bank of Canada SBPA), 2.33%, 05/07/19	9,750	9,750,000

		24,950,000

Total Municipal Bonds — 99.3% (Cost: $3,897,914,120)		3,897,832,627

Closed-End Investment Companies — 3.3%

California — 0.9%(b)
Nuveen California AMT-Free Quality Municipal Income Fund, Series 2013, VRDP, (Citibank NA LIQ), 2.31%, 05/07/19	12,000	12,000,000
Nuveen California AMT-Free Quality Municipal Income Fund, Series 2016, VRDP, (Sumitomo Mitsui Banking LIQ), 2.31%, 05/07/19(a)	25,000	25,000,000

		37,000,000

New York — 2.3%(b)
Nuveen AMT-Free Quality Municipal Income Fund, Series 2016, VRDP, 2.39%, 05/07/19	14,300	14,300,000
Nuveen New York AMT-Free Quality Municipal Income Fund, Series 2010, VRDP, 2.36%, 05/07/19	49,500	49,500,000
Nuveen New York AMT-Free Quality Municipal Income Fund, Series 2016, VRDP, (Toronto- Dominion Bank LIQ), 2.34%, 05/07/19(a) .	27,000	27,000,000

		90,800,000

48	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	MuniCash (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Other — 0.1%
Nuveen AMT-Free Quality Municipal Income Fund, Series 2013, VRDP, (Citibank NA LIQ), 2.38%, 05/07/19(a)(b)	USD 2,900	$2,900,000

Security	Par (000)	Value

Other (continued)

Total Closed-End Investment Companies — 3.3% (Cost: $130,700,000)		$130,700,000

Total Investments — 102.6% (Cost: $4,028,614,120)(e)		4,028,532,627

Liabilities in Excess of Other Assets — (2.6)%		(103,363,904)

Net Assets — 100.0%		$3,925,168,723

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)	When-issued security.
(e)	Cost for U.S. federal income tax purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$4,028,532,627	$—	$4,028,532,627

(a)	See above Schedule of Investments for values in each state.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) April 30, 2019	MuniFund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 96.0%

Alaska — 2.0%(a)
Alaska Housing Finance Corp., Series 2001A, RB, VRDN, 2.20%, 05/07/19	USD 1,020	$1,020,000
Alaska Housing Finance Corp., Series 2007D, RB, VRDN (Federal Home Loan Bank SBPA), 2.25%, 05/07/19	4,165	4,165,000

		5,185,000

Colorado — 5.8%
City of Colorado Springs Utilities System, Series 2006B, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 2.33%, 05/07/19(a)	500	500,000
City of Colorado Springs Utilities System, Series 2009C, RB, VRDN (Sumitomo Mitsui Banking SBPA), 2.34%, 05/07/19(a)	2,300	2,300,000
Colorado Health Facilities Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0667, RB, VRDN (JP Morgan Chase Bank NA LIQ), 2.33%, 05/07/19(a)(b)(c)	1,000	1,000,000
Colorado State Education Loan Program, Series 2018B, TAN, 5.00%, 06/27/19	7,000	7,037,166
County of Arapahoe, Series 2001, RB, VRDN (Freddie Mac LOC), 2.36%, 05/07/19(a)	1,975	1,975,000
Sheridan Redevelopment Agency (South Santa Fe Drive Corridor Redevelopment Project), Series 2011A-1, VRDN (JP Morgan Chase Bank NA LOC), 2.40%, 05/07/19(a)	1,980	1,980,000

		14,792,166

Connecticut — 3.0%
Town of Colchester, Series 2018, BAN, GO, 3.00%, 10/16/19	2,430	2,440,957
Town of Greenwich, BAN, GO, 3.00%, 01/16/20	3,000	3,028,364
Town of Stratford, BAN, GO, 3.00%, 12/19/19	2,175	2,189,965

		7,659,286

District of Columbia — 0.3%
District of Columbia (Community Connections Real Estate Foundation), Series 2007A, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 2.35%, 05/07/19(a)	900	900,000

Florida — 8.0%
Cape Coral Water & Sewer, Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-YX1071, RB, VRDN (Barclays Bank plc LOC), 2.34%, 05/07/19(a)(b)(c)	1,000	1,000,000
City of Gainesville Utilities System, Series 2007A, RB, VRDN (State Street Bank & Trust Co. SBPA), 2.15%, 05/07/19(a)	4,565	4,565,000
City of Gainesville Utilities System, Series 2012B, RB, VRDN (Citibank NA SBPA), 2.15%, 05/07/19(a)	2,555	2,555,000
County of Miami-Dade, Series 2019B-1, 1.63%, 05/16/19	1,000	1,000,000
County of Palm Beach (The Raymond F. Kravis Center for the Performing Arts, Inc. Project), Series 2002, RB, VRDN (Northern Trust Co. LOC), 2.32%, 05/07/19(a)	2,200	2,200,000
Escambia County Health Facilities Authority (Azalea Trace, Inc.), Series 2003B, RB, VRDN (TD Bank NA SBPA), 2.34%, 05/01/19(a)	8,070	8,070,000

Security	Par (000)	Value

Florida (continued)
Miami-Dade Water & Sewer Department, Series A-1, 1.65%, 05/02/19	USD 1,000	$1,000,000

		20,390,000

Georgia — 0.1%
DeKalb County Housing Authority, RB, VRDN (Fannie Mae LIQ), 2.10%, 05/07/19(a)	200	200,000

Illinois — 4.1%(a)
City of Galesburg (Knox College Project), Series 1999, RB, VRDN (PNC Bank N.A. LOC), 2.37%, 05/07/19	2,550	2,550,000
Illinois Finance Authority (Advocate Health Care Network), Series 2008C, Sub-Series 3-A, RB, VRDN (Northern Trust Co. SBPA), 2.45%, 05/07/19	900	900,000
Illinois Finance Authority (Advocate Health Care Network), Series 2008C-1, RB, VRDN (JP Morgan Chase Bank NA SBPA), 2.15%, 05/07/19	5,300	5,300,000
Illinois Finance Authority (Young Men’s Christian Association of Metropolitan Chicago), Series 2004, RB, VRDN (BMO Harris Bank NA LOC), 2.15%, 05/07/19	225	225,000
Illinois Finance Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XG0133, RB, VRDN (JP Morgan Chase Bank NA LIQ), 2.34%, 05/07/19(b)(c)	1,280	1,280,000
University of Illinois, Series 1997B, RB, VRDN (Wells Fargo Bank NA LOC), 2.15%, 05/07/19	300	300,000

		10,555,000

Indiana — 3.3%
Indiana Finance Authority (Ascension Health Credit Group), Series 2008E-7, RB, VRDN, 2.10%, 05/07/19(a)	1,350	1,350,000
Indiana Finance Authority (Convention Center Expansion Project), Series 2008, RB, VRDN (BMO Harris Bank NA SBPA), 2.25%, 05/07/19(a)	4,980	4,980,000
Trustees of Indiana University, Series A/2, 1.80%, 05/21/19	2,000	2,000,000

		8,330,000

Iowa — 3.6%(a)
Iowa Finance Authority (CJ Bio America, lnc.), Series 2012, RB, VRDN (Korea Development Bank LOC), 2.79%, 05/07/19(c)	7,300	7,300,000
Iowa Finance Authority (MidAmerican Energy Co.), Series 2016A, RB, VRDN, 2.30%, 05/07/19	1,950	1,950,000

		9,250,000

Kansas — 0.4%
Wyandotte County Kansas USD, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018G-23, GO, VRDN (Royal Bank of Canada LOC), 2.33%, 05/07/19(a)(b)(c)	1,000	1,000,000

Kentucky — 0.2%
Kentucky Economic Development Financing Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XG0161, RB, VRDN (Bank of America NA LIQ), 2.33%, 05/07/19(a)(b)(c)	500	500,000

50	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	MuniFund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana — 2.6%(a)
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc. Project), Series 2008B, RB, VRDN, 2.12%, 05/07/19	USD 1,510	$1,510,000
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc. Project), Series 2010, RB, VRDN, 2.12%, 05/07/19	5,100	5,100,000

		6,610,000

Maine — 0.8%
Town of Yarmouth, Series 2019A, BAN, GO, 3.00%, 10/16/19(d)	2,000	2,012,286

Maryland — 3.2%
County of Baltimore (Odyssey School Facility (The)), Series 2001, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 2.35%, 05/07/19(a)	1,065	1,065,000
County of Montgomery, Series 2009A, 1.56%, 05/03/19	2,000	2,000,000
County of Montgomery, Series 2009B, 1.80%, 05/09/19	3,000	3,000,000
Maryland Health & Higher Educational Facilities Authority, Series 2018, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 2.30%, 05/07/19(a)(c)	2,000	2,000,000

		8,065,000

Massachusetts — 4.1%
City of Pittsfield, BAN, GO, 2.50%, 06/27/19	500	500,684
City of Quincy, BAN, GO, 3.25%, 01/17/20	4,000	4,042,735
Massachusetts Bay Transportation Authority, Series 2000A-1, RB, VRDN (Barclays Bank plc SBPA), 2.25%, 05/07/19(a)	4,980	4,980,000
University of Massachusetts Building Authority, Series A1, 1.80%, 06/25/19	1,000	1,000,000

		10,523,419

Michigan — 2.5%
Board of Trustees of Michigan State University, Series F, 1.93%, 06/03/19	3,000	3,000,000
Michigan State Building Authority (Facilities Program), Series II-B, RB, VRDN (Citibank NA LOC), 2.30%, 05/07/19(a)	1,255	1,255,000
Michigan State University, Series 2000A-1, RB, VRDN (Royal Bank of Canada SBPA), 2.13%, 05/07/19(a)	2,025	2,025,000

		6,280,000

Minnesota — 0.5%(a)
City of Minneapolis (University Gateway Project), Series 1997B, RB, VRDN (Wells Fargo Bank NA SBPA), 2.30%, 05/07/19	400	400,000
Housing & Redevelopment Authority of The City of St Paul Minnesota (Allina Health Obligated Group), Series 2009C, RB, VRDN (Wells Fargo Bank NA LOC), 2.27%, 05/07/19	885	885,000

		1,285,000

Mississippi — 3.6%(a)
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series 2007C, RB, VRDN, 2.25%, 05/01/19	400	400,000
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series 2009G, RB, VRDN, 2.25%, 05/01/19	100	100,000
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series 2010A, RB, VRDN, 2.44%, 05/07/19	5,950	5,950,000

Security	Par (000)	Value

Mississippi (continued)
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series 2010F, RB, VRDN, 2.30%, 05/07/19	USD 2,720	$2,720,000

		9,170,000

Missouri — 1.3%(a)
City of Kansas City (H. Roe Bartle Convention Center Project), Series 2008E, RB, VRDN (Sumitomo Mitsui Banking LOC), 2.40%, 05/07/19	330	330,000
Missouri State Health & Education Facilities Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series C-16, RB, VRDN (Royal Bank of Canada LOC), 2.36%, 05/07/19(b)(c)	3,000	3,000,000

		3,330,000

Nebraska — 2.0%
Lincoln Nebraska Electric, Series 1995, 1.70%, 05/01/19	2,000	2,000,000
Omaha Public Power District Electric, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2551, RB, VRDN (Citibank NA LIQ), 2.35%, 05/07/19(a)(b)(c)	3,000	3,000,000

		5,000,000

Nevada — 1.3%(a)
City of Reno (Renown Regional Medical Center Obligated Group), Series 2008A, RB, VRDN (Wells Fargo Bank NA LOC), 2.25%, 05/07/19	2,345	2,345,000
City of Reno (Renown Regional Medical Center Project), Series 2008B, RB, VRDN (Wells Fargo Bank NA LOC), 2.25%, 05/07/19	1,100	1,100,000

		3,445,000

New Jersey — 0.5%
New Jersey Housing & Mortgage Finance Agency (Camden Townhouses Project), Series 2017F, RB, VRDN, 1.90%, 08/01/19(a)	500	500,000
Somerset County Improvement Authority (Township of Hillsborough Project), Series 2018, 3.00%, 06/06/19	900	900,967

		1,400,967

New York — 9.4%
City of New York, Series 2013A, Sub-Series A-2, GO, VRDN (Mizuho Bank Ltd. SBPA), 2.35%, 05/01/19(a)	200	200,000
City of New York, Series 2017, Sub-Series A-6, GO, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 2.32%, 05/01/19(a)	1,475	1,475,000
City of New York, Series 2017A, Sub- Series A-5, GO, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 2.32%, 05/01/19(a)	900	900,000
City of New York, Series 2018B, GO, VRDN (Barclays Bank plc SBPA), 2.30%, 05/01/19(a)	500	500,000
City of New York, Series 2018D, Sub-Series D-4, GO, VRDN (Barclays Bank plc SBPA), 2.30%, 05/01/19(a)	1,500	1,500,000
Metropolitan Transportation Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0572, RB, VRDN (JP Morgan Chase Bank NA LIQ), 2.33%, 05/07/19(a)(b)(c)	2,555	2,555,000

S C H E D U L E S O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) April 30, 2019	MuniFund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Metropolitan Transportation Authority, Tender Option Bond Trust Receipts/ Certificates Various States, Series E-126, RB, VRDN (Royal Bank of Canada LOC), 2.33%, 05/07/19(a)(b)(c)	USD 2,000	$2,000,000
New York City Housing Development Corp., Series 2017C-4, RB, VRDN (Wells Fargo Bank NA SBPA), 2.25%, 05/07/19(a)	1,100	1,100,000
New York City Transitional Finance Authority Future Tax Secured, Series 2010 Sub-Series G-6, RB, VRDN (Barclays Bank plc SBPA), 2.30%, 05/01/19(a)(d)	1,400	1,400,000
New York City Transitional Finance Authority Future Tax Secured, Series 2014 Sub-Series B-3, RB, VRDN (Barclays Bank plc SBPA), 2.30%, 05/01/19(a)	1,650	1,650,000
New York City Transitional Finance Authority Future Tax Secured, Series 2014, Sub- Series D-3, RB, VRDN (Mizuho Bank Ltd. SBPA), 2.35%, 05/01/19(a)	600	600,000
New York City Transitional Finance Authority Future Tax Secured, Series 2018, Sub- Series C-6, RB, VRDN (Sumitomo Mitsui Banking LOC), 2.38%, 05/07/19(a)	560	560,000
New York City Transitional Finance Authority, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2017- XF0566, RB, VRDN (Toronto-Dominion Bank LIQ), 2.32%, 05/07/19(a)(b)(c)	800	800,000
New York City Transitional Finance Authority, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2018- XF2529, RB, VRDN (Citibank NA LIQ), 2.33%, 05/07/19(a)(b)(c)	1,000	1,000,000
New York City Water & Sewer System, Series 2011F, Sub-Series FF-2, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 2.30%, 05/01/19(a)	1,500	1,500,000
New York City Water & Sewer System, Series 2012A, Sub-Series A-1, RB, VRDN (Mizuho Bank Ltd. SBPA), 2.30%, 05/01/19(a)	600	600,000
New York City Water & Sewer System, Series 2013AA, Sub-Series AA-2, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 2.30%, 05/07/19(a)	200	200,000
New York City Water & Sewer System, Series 2014AA, Sub-Series AA-1, RB, VRDN (Mizuho Bank Ltd. SBPA), 2.35%, 05/01/19(a)	1,635	1,635,000
New York City Water & Sewer System, Series 2015 Sub-Series BB-4, RB, VRDN (Barclays Bank plc SBPA), 2.30%, 05/01/19(a)	500	500,000
New York City Water & Sewer System, Series 2016 Sub-Series AA-2, RB, VRDN (PNC Bank N.A. SBPA), 2.30%, 05/01/19(a)	1,300	1,300,000
New York Power Authority, 1.81%, 05/09/19	1,000	1,000,000
New York State Thruway Authority, Series 2019A, 4.00%, 02/01/20(d)	1,000	1,008,499

		23,983,499

Security	Par (000)	Value

North Carolina — 2.3%(a)
City of Raleigh (Downtown Improvement Projects), Series 2004A, VRDN (Wells Fargo Bank NA SBPA), 2.24%, 05/07/19	USD 2,250	$2,250,000
County of New Hanover, Series 2006, GO, VRDN (Wells Fargo Bank NA SBPA), 2.30%, 05/07/19	1,015	1,015,000
North Carolina Medical Care Commission (Moses Cone Health System), Series 2001A, RB, VRDN (BMO Harris Bank NA SBPA), 2.30%, 05/07/19	2,625	2,625,000

		5,890,000

Ohio — 2.7%
American Municipal Power, Inc., Series 2018, BAN, 3.00%, 06/27/19	1,500	1,502,563
American Municipal Power, Inc. (Village of Genoa Project), Series 2018, BAN, RB, 3.00%, 12/12/19	120	120,624
American Municipal Power, Inc. (Village of Jackson Center Project), Series 2018, BAN, 3.00%, 08/15/19	240	240,692
American Municipal Power, Inc. (Village of WoodField Project), Series 2019, BAN, 3.00%, 01/23/20	704	708,601
Berea Ohio City School District, Tender Option Bond Trust Receipts/Certificates Various States, Series G-54, GO, VRDN (Royal Bank of Canada LOC), 2.33%, 05/07/19(a)(b)(c)	1,000	1,000,000
City of Uhrichsville, Series 2018, BAN, GO, 3.00%, 06/26/19	855	856,481
Ohio Air Quality Development Authority (Ohio Valley Electric Corp. Project), Series 2009D, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 2.38%, 05/07/19(a)	550	550,000
Ohio State Hospital Facility, Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0573, RB, VRDN (Toronto-Dominion Bank LIQ), 2.33%, 05/07/19(a)(b)(c)	350	350,000
Village of Cuyahoga Heights, Series 2019, BAN, GO, 3.25%, 06/19/19	100	100,194
Village of Oakwood, Series 2018, BAN, GO, 3.13%, 09/19/19	1,000	1,004,450
Village of Woodmere, Series 2018, BAN, GO, 3.00%, 10/02/19	580	582,398

		7,016,003

Pennsylvania — 3.8%(a)
Allegheny County Hospital Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2017E-111, RB, VRDN (Royal Bank of Canada LOC), 2.30%, 05/01/19(b)(c)	2,000	2,000,000
Montgomery County Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2002, RB, VRDN (TD Bank NA SBPA), 2.34%, 05/01/19	3,855	3,855,000
Pennsylvania State Housing Finance Agency, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2018- XF0721, RB, VRDN (JP Morgan Chase Bank NA LIQ), 2.33%, 05/07/19(b)(c)	800	800,000
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Series 2007A, RB, VRDN (PNC Bank N.A. SBPA), 2.39%, 05/07/19	2,000	2,000,000

52	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	MuniFund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Westmoreland County Muni Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-YX1075, RB, VRDN (Barclays Bank plc LOC), 2.33%, 05/07/19(b)(c)	USD 1,000	$1,000,000

		9,655,000

Rhode Island — 0.5%
Rhode Island Health & Education Building Corp., Tender Option Bond Trust Receipts/ Certificates Various States, Series 2019- XM0721, RB, VRDN (Wells Fargo Bank NA LIQ), 2.33%, 05/07/19(a)(b)(c)	1,250	1,250,000

South Carolina — 1.2%
County of Richland, Series 2019A, BAN, GO, 3.00%, 02/27/20	3,000	3,030,481

Tennessee — 0.4%
City of Memphis, Series 2012A, 1.78%, 06/06/19	1,000	1,000,000

Texas — 15.4%
City of Austin, Series 2008, Sub-Series A, RB, VRDN (Citibank NA LOC), 2.30%, 05/07/19(a)	1,865	1,865,000
City of Garland, 1.60%, 06/13/19	1,000	1,000,000
City of Garland, Series 2018, 1.88%, 05/09/19	500	500,000
City of Garland, Series 2018, 1.59%, 06/05/19	1,000	1,000,000
City of San Antonio, 1.80%, 08/01/19	2,000	2,000,000
City of San Antonio, Series 2019A2, Sub-Series A-1, 1.84%, 09/05/19	2,000	2,000,000
County of Harris, Series 2019E-1, 1.80%, 05/16/19	2,000	2,000,000
Fort Bend Independent School District, Series A, 1.86%, 05/24/19	2,500	2,500,000
Gulf Coast Industrial Development Authority (Exxon Mobil Corp. Project), Series 2012, RB, VRDN, 2.30%, 05/01/19(a)	2,600	2,600,000
Harris County Cultural Education Facilities Finance Corp., Series 2019C-1, 1.65%, 05/13/19	2,000	2,000,000
Leander Texas Independent School District, Tender Option Bond Trust Receipts/ Certificates Various States, Series G-62, GO, VRDN (Royal Bank of Canada LOC), 2.33%, 05/07/19(a)(b)(c)	2,000	2,000,000
Port of Arthur Navigation District Industrial Development Corp. (Total Petrochemicals USA, Inc. Project), Series 2010 A, RB, VRDN, 2.44%, 05/07/19(a)	1,000	1,000,000
Port of Port Arthur Navigation District (ATOFINA Petrochemicals, Inc.), Series 2002C, RB, VRDN, 2.44%, 05/07/19(a)	1,500	1,500,000
San Antonio Electric & Gas, Series B, 1.81%, 06/06/19	1,000	1,000,000
San Antonio Water System, Series 2019A-1, 1.87%, 08/02/19	1,000	1,000,000
State of Texas, Series 2012B, GO, VRDN (State Street Bank & Trust Co. SBPA), 2.30%, 05/07/19(a)	1,200	1,200,000
State of Texas, Series 2018, TAN, 4.00%, 08/29/19	7,000	7,044,676
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas Obligated Group), Series 2008- A, RB, VRDN (TD Bank NA LOC), 2.27%, 05/01/19(a)	4,000	4,000,000

Security	Par (000)	Value

Texas (continued)
Texas A&M University, Series B, 1.68%, 05/03/19	USD 3,000	$3,000,000

		39,209,676

Utah — 0.2%
County of Utah (IHC Health Services, Inc.), Series 2018C, RB, VRDN (TD Bank NA SBPA), 2.20%, 05/01/19(a)	500	500,000

Virginia — 0.3%
Hampton Roads Transport Accountant, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0606, RB, VRDN (Bank of America NA LIQ), 2.32%, 05/07/19(a)(b)(c)	700	700,000

Washington — 3.6%(a)
Vancouver Housing Authority, RB, VRDN (Freddie Mac LIQ), 2.30%, 05/07/19	2,330	2,330,000
Washington State Housing Finance Commission, Series 2016VR-1N, RB, VRDN (State Street Bank & Trust Co. SBPA), 2.31%, 05/07/19	3,000	3,000,000
Washington State Housing Finance Commission (Living Care Center Project), Series 2000, RB, VRDN (Wells Fargo Bank NA LOC), 2.38%, 05/07/19	660	660,000
Washington State Housing Finance Commission (Panorama Project), Series 2008, RB, VRDN (Wells Fargo Bank NA LOC), 2.30%, 05/07/19	200	200,000
Washington State War Veterans, VRDN, 5.00%, 02/01/20	1,000	1,024,567
Washington State, Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XL0007, RB, VRDN (Barclays Bank plc LIQ), 2.45%, 05/07/19(b)(c)	2,000	2,000,000

		9,214,567

Wisconsin — 3.0%(a)
Wisconsin Housing & Economic Development Authority, Series 2015C, RB, VRDN (Royal Bank of Canada SBPA), 2.33%, 05/07/19	360	360,000
Wisconsin Housing & Economic Development Authority, Series 2017C-4, RB, VRDN (Federal Home Loan Bank SBPA), 2.30%, 05/07/19	7,355	7,355,000

		7,715,000

Total Municipal Bonds — 96.0% (Cost: $245,047,350)		245,047,350

Closed-End Investment Companies — 3.6%

New York — 2.0%(a)
Nuveen AMT-Free Quality Municipal Income Fund, Series 2016, VRDP, 2.39%, 05/07/19	700	700,000
Nuveen New York AMT-Free Quality Municipal Income Fund, Series 2010, VRDP, 2.36%, 05/07/19	1,500	1,500,000
Nuveen New York AMT-Free Quality Municipal Income Fund, Series 2016, VRDP, (Toronto- Dominion Bank LIQ), 2.34%, 05/07/19(c)	3,000	3,000,000

		5,200,000

S C H E D U L E S O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) April 30, 2019	MuniFund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Other — 1.6%
Nuveen AMT-Free Quality Municipal Income Fund, Series 2013, VRDP, (Citibank NA LIQ), 2.38%, 05/07/19(a)(c)	USD 4,000	$4,000,000

Security	Par (000)	Value

Total Closed-End Investment Companies — 3.6% (Cost: $9,200,000)		$9,200,000

Total Investments — 99.6% (Cost: $254,247,350)(e)		254,247,350

Other Assets Less Liabilities — 0.4%		995,108

Net Assets — 100.0%		$255,242,458

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	When-issued security.
(e)	Cost for U.S. federal income tax purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$254,247,350	$—	$254,247,350

(a)	See above Schedule of Investments for values in each state. Investments:

See notes to financial statements.

54	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2019	California Money Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 98.9%

California — 98.9%
Abag Finance Authority for Nonprofit Corp., Series 2009C, RB, VRDN (Citibank NA LOC), 2.25%, 05/07/19(a)	USD 1,740	$1,740,000
Abag Finance Authority for Nonprofit Corp., Series 2011A, RB, VRDN (Freddie Mac LOC), 2.25%, 05/07/19(a)	4,715	4,715,000
Bay Area Toll Authority, Series 2007C-2, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 2.08%, 05/07/19(a)	3,600	3,600,000
Bay Area Toll Authority, Series 2008E-1, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 2.15%, 05/07/19(a)	8,670	8,670,000
Bay Area Toll Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019, RB, VRDN (Wells Fargo Bank NA LIQ), 2.28%, 05/07/19(a)(b)(c)	3,000	3,000,000
California Educational Facilities Authority (California Institute of Technology), Series 2006B, RB, VRDN, 2.18%, 05/07/19(a)	16,290	16,290,000
California Health Facilities Financing Authority, Series 2009C, RB, VRDN (US Bank NA LOC), 2.15%, 05/07/19(a)	8,375	8,375,000
California Health Facilities Financing Authority, Series 2009D, RB, VRDN (US Bank NA LOC), 2.15%, 05/07/19(a)	6,360	6,360,000
California Health Facilities Financing Authority (Catholic Healthcare West), Series 2011C, RB, VRDN (Bank of Montreal LOC), 2.23%, 05/07/19(a)	8,930	8,930,000
California Health Facilities Financing Authority (Children’s Hospital of Orange County), Series 2009B, RB, VRDN (US Bank NA LOC), 2.15%, 05/07/19(a)	1,000	1,000,000
California Health Facilities Financing Authority (Scripps Health), Series 2012B, RB, VRDN, 1.95%, 05/07/19(a)	6,160	6,160,000
California Health Facilities Financing Authority (Scripps Health Obligated Group), Series 2012C, RB, VRDN, 2.10%, 05/07/19(a)	5,695	5,695,000
California Health Facilities Financing Authority (Stanford Health Care Obligated Group), Series 2008, RB, VRDN, 2.03%, 05/07/19(a)	13,465	13,465,000
California Health Facilities Funding Authority, Tender Option Bond Trust Receipts/ Certificates Various States (Lucile Salter- Packard Children’s Hospital), Series 2015- XF0152, RB, VRDN (Bank of America NA LIQ), 2.30%, 05/07/19(a)(b)(c)	1,090	1,090,000
California Health Facilities Funding Authority, Tender Option Bond Trust Receipts/ Certificates Various States (Sutter Health), Series 2019, RB, VRDN (JP Morgan Chase Bank NA LIQ), 2.28%, 05/07/19(a)(b)(c)	2,300	2,300,000
California Municipal Finance Authority (Chevron USA, Inc. Project), Series 2010A, RB, VRDN, 2.00%, 05/01/19(a)	13,790	13,790,000
California Public Finance Authority (Sharp HealthCare), Series 2017C, RB, VRDN (Barclays Bank plc LOC), 2.08%, 05/01/19(a)	10,700	10,700,000
California Statewide Communities Development Authority, Series 2008B, RB, VRDN (Wells Fargo Bank NA LOC), 1.97%, 05/01/19(a) .	7,050	7,050,000
California Statewide Communities Development Authority (Chevron USA, Inc. Project), RB, VRDN, 2.09%, 05/01/19(a)	3,000	3,000,000

Security	Par (000)	Value

California (continued)
California Statewide Communities Development Authority (Uptown Newport Apartments), Series 2017BB, RB, VRDN (East West Bank LOC), 2.36%, 05/07/19(a)	USD 2,000	$2,000,000
Chaffey Joint Union High School District, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2017- XF0548, GO, VRDN (Royal Bank of Canada LIQ), 2.33%, 05/07/19(a)(b)(c)	1,700	1,700,000
City & County of San Francisco (1601 Mariposa Apartments), Series 2017B-1, RB, VRDN (Bank of America NA LOC), 2.25%, 05/07/19(a)	3,850	3,850,000
City & County of San Francisco (1601 Mariposa Apartments), Series 2017B-2, RB, VRDN (Bank of America NA LOC), 2.25%, 05/07/19(a)	6,180	6,180,000
City of Irvine, VRDN (Sumitomo Mitsui Banking LOC), 2.24%, 05/07/19(a)	4,040	4,040,000
City of Los Angeles Department of Airports, Series B3, 1.67%, 05/13/19	3,000	2,999,412
City of Modesto, Series 2008A, COP, VRDN (JP Morgan Chase Bank NA LOC), 2.05%, 05/07/19(a)	1,850	1,850,000
City of Riverside, VRDN (Bank of America NA LOC), 2.22%, 05/07/19(a)	7,045	7,045,000
County of Riverside (2009 Public Safety Communication And Woodcrest Library Project), Series 2009, COP, VRDN (Bank of America NA LOC), 2.22%, 05/07/19(a)	1,500	1,500,000
East Bay Municipal Utility District Water System, Series 2008A, Sub-Series A-1, RB, VRDN (Wells Fargo Bank NA SBPA), 2.00%, 05/07/19(a)	2,545	2,545,000
Eastern Municipal Water District, Series 2017B, RB, VRDN (Sumitomo Mitsui Banking SBPA), 2.25%, 05/07/19(a)	5,015	5,015,000
Eastern Municipal Water District, Series 2018A, RB, VRDN (Bank of America NA SBPA), 2.06%, 05/01/19(a)	10,000	10,000,000
Hartnell Community College District, Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0587, GO, VRDN (Toronto-Dominion Bank LIQ), 2.32%, 05/07/19(a)(b)(c)	1,150	1,150,000
Imperial Irrigation District Electric, Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XM0488, RB, VRDN (Royal Bank of Canada LIQ), 2.35%, 05/07/19(a)(b)(c)	200	200,000
Imperial Irrigation District Electric, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XM0611, RB, VRDN (JP Morgan Chase Bank NA LIQ), 2.30%, 05/07/19(a)(b)(c)	3,600	3,600,000
Irvine Ranch Water District, Series 1993, VRDN (US Bank NA LOC), 2.12%, 05/01/19(a)	3,700	3,700,000
Los Angeles California Unified School District, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2019, RB, VRDN (JP Morgan Chase Bank NA LIQ), 2.28%, 05/07/19(a)(b)(c)	1,875	1,875,000
Los Angeles County Housing Authority, Series D, 1.50%, 05/09/19	3,000	2,999,518

S C H E D U L E S O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) April 30, 2019	California Money Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Los Angeles Department of Water, Series 2001B, Sub-Series B-3, RB, VRDN (Royal Bank of Canada SBPA), 2.04%, 05/07/19(a)	USD 2,150	$2,150,000
Los Angeles Department of Water (Water System Revenue Bonds), Series 2001B, Sub-Series B-4, RB, VRDN (Citibank NA SBPA), 2.15%, 05/07/19(a)	100	100,000
Los Angeles Department of Water & Power System, Series 2001, Sub-Series B-3, RB, VRDN (Barclays Bank plc SBPA), 2.00%, 05/01/19(a)	5,200	5,200,000
Los Angeles Department of Water & Power System, Series 2002A, Sub-Series A-7, RB, VRDN (Bank of America NA SBPA), 2.05%, 05/01/19(a)	3,700	3,700,000
Metropolitan Water District of Southern California, Series 2015A-2, RB, VRDN, 2.18%, 05/07/19(a)	1,800	1,800,000
Metropolitan Water District of Southern California, Series 2017A, RB, VRDN (Citibank NA SBPA), 2.05%, 05/01/19(a)	5,430	5,430,000
Metropolitan Water District of Southern California, Series A-1, RB, VRDN (Toronto- Dominion Bank SBPA), 2.07%, 05/01/19(a)	5,665	5,665,000
Metropolitan Water District of Southern California, Series A-2, RB, VRDN (Toronto- Dominion Bank SBPA), 2.07%, 05/01/19(a)	11,700	11,700,000
Northern California Power Agency (Hydroelectric Project), Series 2008A, RB, VRDN (Bank of Montreal LOC), 2.26%, 05/07/19(a)	6,060	6,060,000
Oakland Joint Powers Financing Authority (Fruitvale Development Corp., Inc.), Series 2001A, RB, VRDN (Citibank NA LOC), 2.25%, 05/07/19(a)	685	685,000
Orange County Water District, Series 2003A, COP, VRDN (Citibank NA LOC), 2.25%, 05/07/19(a)	5,000	5,000,000
Regents of the University of California Medical Center Pooled, Series 2007B, Sub-Series B-2, RB, VRDN, 2.05%, 05/01/19(a)	1,400	1,400,000
Riverside County Asset Leasing Corp., Series 2008A, RB, VRDN (Wells Fargo Bank NA LOC), 2.26%, 05/07/19(a)	4,625	4,625,000
Sacramento County Sanitation Districts Financing Authority, Series C, RB, VRDN (Bank of America NA LOC), 2.25%, 05/07/19(a)	600	600,000
Sacramento Municipal Utility District, Series L-1 (Barclays Bank plc LOC), 1.57%, 06/05/19	2,000	1,999,148
Sacramento Transportation Authority, Series 2015A, RB, VRDN (Sumitomo Mitsui Banking LOC), 2.05%, 05/07/19(a)	9,875	9,875,000
San Bernardino Community College District, Tender Option Bond Trust Receipts/ Certificates Various States, Series G-78, GO, VRDN (Royal Bank of Canada LOC), 2.30%, 05/07/19(a)(b)(c)	2,000	2,000,000
San Diego California Unified School District, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2019, GO, VRDN (Royal Bank of Canada LIQ), 2.30%, 05/07/19(a)(b)(c)	2,425	2,425,000
San Diego County Regional Transportation Commission, RB, VRDN (JP Morgan Chase Bank NA SBPA), 2.18%, 05/07/19(a)	4,100	4,100,000

Security	Par (000)	Value

California (continued)
San Diego County Regional Transportation Commission, Series 2008A, RB, VRDN (JP Morgan Chase Bank NA SBPA), 2.10%, 05/07/19(a)	USD 8,375	$8,375,000
San Diego County Regional Transportation Commission, Series 2008C, RB, VRDN (Bank of America NA SBPA), 2.05%, 05/07/19(a)	6,300	6,300,000
San Diego Housing Authority (Park & Market Apartments Obligated Group), Series 2017A, RB, VRDN (Bank of Tokyo- Mitsubishi UFJ Ltd. LOC), 2.27%, 05/07/19(a)	5,000	5,000,000
San Diego Public Facilities Financing Authority, Series 2016B, RB, 5.00%, 08/01/19	1,200	1,210,651
San Diego Public Facilities Financing Authority, Series B (Bank of America NA LOC), 1.60%, 05/29/19	2,000	1,999,519
San Francisco California Bay Area Rapid Transit District, Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF2449, GO, VRDN (Citibank NA LIQ), 2.26%, 05/07/19(a)(b)(c)	200	200,000
San Francisco City & County Airport Commission San Francisco International Airport, Series 2018B, RB, VRDN (Barclays Bank plc LOC), 2.10%, 05/07/19(a)	1,665	1,665,000
San Francisco City & County Airport Commission San Francisco International Airport, Series 2018C, RB, VRDN (Sumitomo Mitsui Banking LOC), 2.23%, 05/07/19(a)	15,300	15,300,000
San Francisco City & County Public Utilities Commission, Series A-1 (Bank of America NA LOC), 1.70%, 06/04/19	2,000	1,999,666
San Francisco City & County Redevelopment Agency Successor Agency (Mission Bay North Public Improvements), Series 2002, VRDN (Bank of America NA LOC), 2.26%, 05/07/19(a)	1,775	1,775,000
San Jose California Unified School District, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2018- XF2534, GO, VRDN (Citibank NA LIQ), 2.26%, 05/07/19(a)(b)(c)	900	900,000
San Mateo California Unified School District, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2019, GO, VRDN (JP Morgan Chase Bank NA LIQ), 2.30%, 05/07/19(a)(b)(c)	3,905	3,905,000
San Rafael Redevelopment Agency (Fairfax Street Apartments), Series 2001A, RB, VRDN (Citibank NA LOC), 2.23%, 05/07/19(a)	350	350,000
Santa Clara Valley Transportation Authority, Series 2008A, RB, VRDN (TD Bank NA LOC), 2.20%, 05/07/19(a)	595	595,000
Santa Clara Valley Transportation Authority (Silicon Valley Rapid Transit Project), Series 2008C, RB, VRDN (TD Bank NA SBPA), 2.05%, 05/01/19(a)	5,200	5,200,000
State of California, Series 2003A-2, GO, VRDN (Bank of Montreal LOC), 1.90%, 05/01/19(a)	200	200,000
State of California, Series 2004-A2, GO, VRDN (State Street Bank & Trust Co. LOC), 2.05%, 05/01/19(a)	16,300	16,300,000

56	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	California Money Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
State of California, Series 2004-A3, GO, VRDN (State Street Bank & Trust Co. LOC), 2.03%, 05/01/19(a)	USD 200	$200,000
State of California, Series 2004B-5, GO, VRDN (US Bank NA LOC), 2.05%, 05/01/19(a)	8,285	8,285,000
State of California, Series 2005A, Sub-Series A-2-2, GO, VRDN (Royal Bank of Canada LOC), 2.05%, 05/07/19(a)	245	245,000
State of California, Series 2005A3, GO, VRDN (Mizuho Bank Ltd. LOC), 2.20%, 05/07/19(a)	3,635	3,635,000
State of California, Series 2005B, Sub-Series B-1, GO, VRDN (Wells Fargo Bank NA LOC), 2.27%, 05/07/19(a)	5,000	5,000,000

Security	Par (000)	Value

California (continued)
State of California Department of Water Resources (Wells Fargo Bank NA LIQ), 1.53%, 05/22/19	USD 1,000	$999,740
University of California, Series 2013AL-1, RB, VRDN, 2.07%, 05/01/19(a)	1,500	1,500,000
University of California, Series 2013AL-3, RB, VRDN, 2.07%, 05/01/19(a)	1,100	1,100,000
University of California, Series A, 1.50%, 05/22/19	1,500	1,499,551

Total Municipal Bonds — 98.9% (Cost: $356,435,477)		356,432,205

Total Investments — 98.9% (Cost: $356,435,477)(d)		356,432,205

Other Assets Less Liabilities — 1.1%		3,996,270

Net Assets — 100.0%		$360,428,475

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Cost for U.S. federal income tax purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$356,432,205	$—	$356,432,205

(a)	See above Schedule of Investments for values in the state.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) April 30, 2019	New York Money Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 103.1%

New York — 103.1%
Albany Industrial Development Agency (Corning Preserve/Hudson Riverfront Development Project), Series 2002, RB, VRDN (Keybank NA LOC), 2.50%, 05/07/19(a)	USD 635	$635,000
Amherst Development Corp. (Asbury Pointe, Inc. Project), Series 2011A, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 2.35%, 05/07/19(a)	4,200	4,200,000
City of New York, Series 2003A-5, GO, VRDN (Bank of Montreal LOC), 2.36%, 05/07/19(a)	1,050	1,050,000
City of New York, Series 2012A, Sub-Series A-4, GO, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 2.30%, 05/07/19(a)	500	500,000
City of New York, Series 2012G, Sub-Series G-4, GO, VRDN (Citibank NA LOC), 2.30%, 05/07/19(a)	200	200,000
East Rochester Housing Authority (Park Ridge Nursing Home, Inc. Project), Series 2008, RB, VRDN (M&T Bank LOC), 2.35%, 05/07/19(a)	3,665	3,665,000
Franklin County Civic Development Corp. (Alice Hyde Medical Center Project), Series 2013A, RB, VRDN (HSBC Bank USA NA LOC), 2.39%, 05/07/19(a)	1,130	1,130,000
Hudson YDS Infrastructure Corp., Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0550, RB, VRDN (Toronto-Dominion Bank LIQ), 2.35%, 05/07/19(a)(b)(c)	1,200	1,200,000
Metropolitan Transportation Authority, Series 2005D, Sub-Series D-2, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 2.30%, 05/01/19(a)	1,345	1,345,000
Metropolitan Transportation Authority, Series 2012G, Sub-Series G-2, RB, VRDN (TD Bank NA LOC), 2.40%, 05/07/19(a)	1,500	1,500,000
Metropolitan Transportation Authority, Series Sub-Series 2002B-1, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 2.25%, 05/07/19(a)	700	700,000
Nassau County, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018G-5, GO, VRDN (Royal Bank of Canada LOC), 2.33%, 05/07/19(a)(b)(c)	2,100	2,100,000
Nassau Health Care Corp. (Nassau County Guaranteed), Series 2009C, Sub-Series C-2, RB, VRDN (Wells Fargo Bank NA LOC), 2.25%, 05/07/19(a)	5,505	5,505,000
New York City Health & Hospital Corp., Series 2008B, RB, VRDN (TD Bank NA LOC), 2.35%, 05/07/19(a)	1,850	1,850,000
New York City Health & Hospital Corp. (HHC Capital Corp.), Series 2008C, RB, VRDN (TD Bank NA LOC), 2.30%, 05/07/19(a)	1,000	1,000,000
New York City Housing Development Corp., Series 2006A, RB, VRDN (Fannie Mae LOC), 2.13%, 05/07/19(a)	3,025	3,025,000
New York City Housing Development Corp., Series 2008A, RB, VRDN (Freddie Mac LOC), 2.25%, 05/07/19(a)	100	100,000
New York City Housing Development Corp., Series 2009A, RB, VRDN (Freddie Mac LOC), 2.42%, 05/07/19(a)	1,400	1,400,000

Security	Par (000)	Value

New York (continued)
New York City Housing Development Corp., Series 2015D-3, RB, VRDN (Citibank NA LIQ), 2.25%, 05/07/19(a)	USD 1,000	$1,000,000
New York City Housing Development Corp., Series 2017C-4, RB, VRDN (Wells Fargo Bank NA SBPA), 2.25%, 05/07/19(a)	300	300,000
New York City Housing Development Corp., Series 2019A-4, RB, VRDN (Royal Bank of Canada LIQ), 2.38%, 05/07/19(a)	1,000	1,000,000
New York City Housing Development Corp., Series A, RB, VRDN (Fannie Mae LOC), 2.38%, 05/07/19(a)	2,400	2,400,000
New York City Housing Development Corp. (Sustainable Neighborhood Bonds), Series 2017G-3, RB, VRDN (Wells Fargo Bank NA SBPA), 2.35%, 05/07/19(a)	2,500	2,500,000
New York City Industrial Development Agency, Series 2004B, RB, VRDN (Bank of America NA LOC), 2.31%, 05/01/19(a)	5,300	5,300,000
New York City Transitional Finance Authority Future Tax Secured, Series 2014, Sub- Series D-3, RB, VRDN (Mizuho Bank Ltd. SBPA), 2.35%, 05/01/19(a)	700	700,000
New York City Transitional Finance Authority Future Tax Secured, Series 2016 Sub- Series A-4, RB, VRDN (Bank of America NA SBPA), 2.31%, 05/01/19(a)	800	800,000
New York City Transitional Finance Authority Future Tax Secured, Series 2018, Sub- Series C-6, RB, VRDN (Sumitomo Mitsui Banking LOC), 2.38%, 05/07/19(a)	1,000	1,000,000
New York City Water & Sewer System, Series 2003F, Sub-series F-1, RB, VRDN (Barclays Bank plc SBPA), 2.40%, 05/07/19(a)	795	795,000
New York City Water & Sewer System, Series 2008-BB-1, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 2.25%, 05/07/19(a)	365	365,000
New York City Water & Sewer System, Series 2012A-2, RB, VRDN (Mizuho Bank Ltd. SBPA), 2.22%, 05/01/19(a)	300	300,000
New York City Water & Sewer System, Series 2014AA, Sub-Series AA-1, RB, VRDN (Mizuho Bank Ltd. SBPA), 2.35%, 05/01/19(a)	400	400,000
New York City Water & Sewer System, Series 2014AA, Sub-Series AA-1, RB, VRDN (Mizuho Bank Ltd. SBPA), 2.30%, 05/01/19(a)	200	200,000
New York City Water & Sewer System, Series 2017BB, RB, VRDN (Bank of Montreal SBPA), 2.25%, 05/01/19(a)	4,250	4,250,000
New York Local Government Assistance Corp., Series 2008B-3V, RB, VRDN (JP Morgan Chase Bank NA SBPA), 2.13%, 05/07/19(a)	905	905,000
New York Local Government Assistance Corp., Series 2008B-7V, RB, VRDN (JP Morgan Chase Bank NA SBPA), 2.13%, 05/07/19(a)	370	370,000
New York Power Authority, 1.60%, 05/08/19	1,900	1,899,704
New York State Dormitory Authority, Series 2002A2, RB, VRDN (JP Morgan Chase Bank NA SBPA), 2.40%, 05/07/19(a)	3,900	3,900,000
New York State Dormitory Authority, Series 2005B, RB, VRDN (Mizuho Bank Ltd. LOC), 2.45%, 05/07/19(a)	1,550	1,550,000

58	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	New York Money Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York State Dormitory Authority, Series 2006, RB, VRDN (Fannie Mae LOC), 2.39%, 05/07/19(a)	USD 1,540	$1,540,000
New York State Dormitory Authority, Series 2006B-1, RB, VRDN (Barclays Bank plc LOC), 2.27%, 05/07/19(a)	225	225,000
New York State Dormitory Authority, Series 2008A-1, RB, VRDN (Bank of America NA LOC), 2.32%, 05/07/19(a)	625	625,000
New York State Dormitory Authority, Series 2012, RB, VRDN (HSBC Bank USA NA LOC), 2.34%, 05/07/19(a)	5,500	5,500,000
New York State Dormitory Authority (City University System, Consolidated Fifth), Series 2008C, RB, VRDN (Bank of America NA LOC), 2.34%, 05/07/19(a)	2,200	2,200,000
New York State Dormitory Authority (City University System, Consolidated Fifth), Series 2008D, RB, VRDN (TD Bank NA LOC), 2.40%, 05/07/19(a)	2,380	2,380,000
New York State Dormitory Authority (Northern Westchester Hospital Association), Series 2009, RB, VRDN (TD Bank NA LOC), 2.40%, 05/07/19(a)	360	360,000
New York State Dormitory Authority (St John’s University), Series 2008B-1, RB, VRDN (Bank of America NA LOC), 2.33%, 05/07/19(a)	1,645	1,645,000
New York State Dormitory Authority (University of Rochester), Series 2003A, RB, VRDN (JP Morgan Chase Bank NA LOC), 2.30%, 05/01/19(a)	1,535	1,535,000
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.), Series 2005A, Sub- Series A-1, RB, VRDN (Mizuho Bank Ltd. LOC), 2.33%, 05/07/19(a)	600	600,000
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.), Series 2005A, Sub- Series A-2, RB, VRDN (Mizuho Bank Ltd. LOC), 2.11%, 05/07/19(a)	300	300,000
New York State Energy Research & Development Authority (Consolidated Edison Company of New York, Inc. Project), Series 2005A, RB, VRDN (Mizuho Bank Ltd. LOC), 2.40%, 05/07/19(a)	1,000	1,000,000
New York State Housing Finance Agency, Series 2009A, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 2.31%, 05/01/19(a)	2,700	2,700,000
New York State Housing Finance Agency, Series 2009A, RB, VRDN (Fannie Mae LOC), 2.39%, 05/07/19(a)	1,500	1,500,000
New York State Housing Finance Agency, Series 2010A, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 2.23%, 05/07/19(a)	1,000	1,000,000
New York State Housing Finance Agency, Series 2013A, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 2.31%, 05/01/19(a)	500	500,000
New York State Housing Finance Agency, Series 2014A, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 2.31%, 05/01/19(a)	3,700	3,700,000

Security	Par (000)	Value

New York (continued)
New York State Housing Finance Agency (42nd and 10th Associates LLC), Series 2008A, RB, VRDN (Freddie Mac LOC), 2.22%, 05/07/19(a)	USD 3,300	$3,300,000
New York State Housing Finance Agency (42nd and 10th Associates LLC), Series 2010A, RB, VRDN (Freddie Mac LOC), 2.22%, 05/07/19(a)	2,600	2,600,000
New York State Housing Finance Agency (Barclay Street Realty LLC), Series 2004A, RB, VRDN (Fannie Mae LOC), 2.30%, 05/07/19(a)	2,200	2,200,000
New York State Housing Finance Agency (Clinton Park Development LLC), Series 2010A, RB, VRDN (Freddie Mac LIQ), 2.46%, 05/07/19(a)	300	300,000
New York State Housing Finance Agency (Historic Front Street Housing), Series 2003A, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 2.35%, 05/07/19(a)	950	950,000
New York State Housing Finance Agency (New York State Housing Finance Agency), Series 2005C, RB, VRDN (JP Morgan Chase Bank NA SBPA), 2.13%, 05/07/19(a)	250	250,000
New York State Housing Finance Agency (River Terrace Associates LLC), Series 2004A, RB, VRDN (Fannie Mae LOC), 2.13%, 05/07/19(a)	400	400,000
New York State Urban Development Corp., Series 2004A-3-B, RB, VRDN (JP Morgan Chase Bank NA SBPA), 2.31%, 05/07/19(a)	740	740,000
New York State Urban Development Corp., Series 2008A-1, RB, VRDN (Wells Fargo Bank NA LOC), 2.25%, 05/07/19(a)	2,500	2,500,000
New York State Urban Development Corp. (State Facilities & Equipment), Series 2004A-3-D, RB, VRDN (JP Morgan Chase Bank NA SBPA), 2.33%, 05/07/19(a)	2,000	2,000,000
New York, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2018E- 118, GO, VRDN (Royal Bank of Canada LOC), 2.30%, 05/01/19(a)(b)(c)	2,000	2,000,000
Oneida County Industrial Development Agency (Mohawk Valley Community College Dormitory Corp. Project), Series 2004A, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 2.35%, 05/07/19(a)	3,575	3,575,000
Rensselaer County Industrial Development Agency (Sage Colleges (The)), Series 2002A, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 2.35%, 05/07/19(a)	4,105	4,105,000
Syracuse Industrial Development Agency (Syracuse University Project), Series 2005B, RB, VRDN (US Bank NA LOC), 2.37%, 05/07/19(a)	1,555	1,555,000
Syracuse Industrial Development Agency (Syracuse University Project), Series 2008A- 2, RB, VRDN (JP Morgan Chase Bank NA LOC), 2.28%, 05/01/19(a)	900	900,000
Triborough Bridge & Tunnel Authority (MTA Bridge & Tunnel Authority), Series 2005A, RB, VRDN (TD Bank NA LOC), 2.25%, 05/07/19(a)	470	470,000

S C H E D U L E S O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) April 30, 2019	New York Money Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2005B-3, RB, VRDN (State Street Bank & Trust Co. LOC), 2.27%, 05/01/19(a)	USD 600	$600,000
Westchester County Industrial Development Agency (Mercy College Project), Series 2005B, RB, VRDN (TD Bank NA LOC), 2.45%, 05/07/19(a)	400	400,000
Westchester County Industrial Development Agency (Northern Westchester Hospital Association), Series 2004, RB, VRDN (TD Bank NA LOC), 2.40%, 05/07/19(a)	1,585	1,585,000

Total Municipal Bonds — 103.1% (Cost: $118,780,000)		118,779,704

Security	Par (000)	Value

Closed-End Investment Companies — 0.4%

New York — 0.4%
Nuveen New York AMT-Free Quality Municipal Income Fund, Series 2010, VRDP, (Citibank NA LIQ), 2.36%, 05/07/19(a)	USD 500	$500,000

Total Closed-End Investment Companies — 0.4% (Cost: $500,000)		500,000

Total Investments — 103.5% (Cost: $119,280,000)(d)		119,279,704

Liabilities in Excess of Other Assets — (3.5)%		(4,088,906)

Net Assets — 100.0%		$115,190,798

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Cost for U.S. federal income tax purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$119,279,704	$—	$119,279,704

(a)	See above Schedule of Investments for values in the state.

See notes to financial statements.

60	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

April 30, 2019

	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

ASSETS
Investments at value — unaffiliated(a)	$2,794,849,873	$48,331,250,931	$5,870,313,034	$7,653,212,945	$28,003,106,860
Cash	99,818,373	2,873,627,732	225,283,942	334,235,329	1,820,047,036
Cash pledged:
Collateral — repurchase agreements	—	—	—	—	5,901,000
Repurchase agreements at value — unaffiliated(b)	—	39,862,671,966	2,042,500,702	3,105,000,456	36,720,556,844
Receivables:
Investments sold	—	220,123,602	—	19,958,667	157,213,203
Capital shares sold	9,395,128	1,463,352,425	—	70,286,016	984,885,186
Interest — unaffiliated	1,410,068	45,927,761	9,012,940	14,298,873	15,046,787
Prepaid expenses	120,053	1,227,660	415,677	199,518	1,267,786
Other assets	—	—	20,613	23,036	31,001

Total assets	2,905,593,495	92,798,182,077	8,147,546,908	11,197,214,840	67,708,055,703

LIABILITIES
Payables:
Investments purchased	11,981,964	1,220,739,251	30,000,000	41,000,000	930,931,712
Capital shares redeemed	2,734,643	1,194,099,369	—	14,368,468	411,709,019
Custodian fees	29,821	517,078	48,059	71,784	448,754
Income dividend distributions	4,208,339	100,695,656	15,177,210	8,300,046	68,107,422
Management fees	369,333	12,674,734	1,060,931	1,740,681	9,009,859
Trustees’ and Officer’s fees	17,048	15,245	—	—	—
Professional fees	58,797	550,682	52,483	145,866	425,890
Service and distribution fees	17,206	2,675,267	41	288,274	1,017,596
Transfer agent fees	27,296	303,380	7,127	224,282	187,507
Other accrued expenses	165,398	1,233,954	761,832	649,010	993,232

Total liabilities	19,609,845	2,533,504,616	47,107,683	66,788,411	1,422,830,991

NET ASSETS	$2,885,983,650	$90,264,677,461	$8,100,439,225	$11,130,426,429	$66,285,224,712

NET ASSETS CONSIST OF
Paid-in capital	$2,885,793,580	$90,263,108,583	$8,098,677,646	$11,125,336,201	$66,282,605,558
Accumulated earnings	190,070	1,568,878	1,761,579	5,090,228	2,619,154

NET ASSETS	$2,885,983,650	$90,264,677,461	$8,100,439,225	$11,130,426,429	$66,285,224,712

(a) Investments at cost — unaffiliated	$2,794,849,873	$48,331,250,931	$5,868,762,218	$7,649,996,964	$28,003,106,860
(b) Repurchase agreements at cost — unaffiliated	$—	$39,862,671,966	$2,042,500,702	$3,105,000,456	$36,720,556,844

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	61

Statements of Assets and Liabilities  (unaudited) (continued)

April 30, 2019

	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

NET ASSET VALUE

Institutional
Net assets	$2,754,386,253	$73,342,577,694	$8,100,421,584	$10,377,082,164	$52,565,880,646

Share outstanding(c)	2,754,197,625	73,341,289,830	8,096,236,004	10,371,133,767	52,563,759,700

Net asset value	$1.00	$1.00	$1.0005	$1.0006	$1.00

Dollar
Net assets	$9,763,647	$1,908,468,625	$17,641	$86,918,314	$662,774,069

Share outstanding(c)	9,762,979	1,908,435,094	17,632	86,865,364	662,747,328

Net asset value	$1.00	$1.00	$1.0005	$1.0006	$1.00

Cash Management
Net assets	$12,733,081	$225,911,783	$—	$635,515,900	$760,381,083

Share outstanding(c)	12,732,208	225,907,819	—	635,144,095	760,350,405

Net asset value	$1.00	$1.00	$—	$1.0006	$1.00

Cash Reserve
Net assets	$379,728	$4,803,380,472	$—	$3,806,865	$373,458,959

Share outstanding(c)	379,702	4,803,296,063	—	3,804,632	373,443,897

Net asset value	$1.00	$1.00	$—	$1.0006	$1.00

Administration
Net assets	$108,720,941	$2,359,366,890	$—	$25,191,070	$1,051,382,877

Share outstanding(c)	108,713,505	2,359,325,439	—	25,175,662	1,051,340,453

Net asset value	$1.00	$1.00	$—	$1.0006	$1.00

Select
Net assets	$—	$186,670,799	$—	$—	$20,669,369

Share outstanding(c)	—	186,667,523	—	—	20,668,535

Net asset value	$—	$1.00	$—	$—	$1.00

Private Client
Net assets	$—	$230,145	$—	$1,912,116	$—

Share outstanding(c)	—	230,141	—	1,910,923	—

Net asset value	$—	$1.00	$—	$1.0006	$—

Capital
Net assets	$—	$7,438,071,053	$—	$—	$10,850,677,709

Share outstanding(c)	—	7,437,940,589	—	—	10,850,240,487

Net asset value	$—	$1.00	$—	$—	$1.00

(c)	Unlimited number of shares authorized, no par value.

See notes to financial statements.

62	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited) (continued)

April 30, 2019

	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

ASSETS
Investments at value — unaffiliated(a)	$33,387,922,357	$4,028,532,627	$254,247,350	$356,432,205	$119,279,704
Cash	1,105,423,233	—	34,145	—	66,813
Receivables:
Investments sold	89,332,923	31,377,597	—	3,500,000	—
Capital shares sold	104,227,923	24,302,235	—	9,192,282	—
Interest — unaffiliated	1,097,485	14,810,034	1,124,684	571,072	165,535
From the Manager	—	—	—	15,370	22,491
Prepaid expenses	625,515	277,048	85,985	23,157	26,917
Other assets	70,615	5,894	2,472	10,416	1,985

Total assets	34,688,700,051	4,099,305,435	255,494,636	369,744,502	119,563,445

LIABILITIES
Bank overdraft	—	35,379,518	—	9,187,587	—
Payables:
Investments purchased	89,168,626	117,884,870	—	—	4,254,065
Board realignment and consolidation	—	—	1,437	—	—
Capital shares redeemed	101,818,611	15,538,504	—	—	—
Custodian fees	222,422	47,507	9,064	5,801	3,610
Income dividend distributions	53,548,812	4,431,442	180,586	62,999	75,022
Management fees	4,761,516	701,441	8,213	35,189	3,296
Trustees’ and Officer’s fees	—	—	—	292	114
Printing fees	29,810	13,032	12,610	7,198	7,103
Professional fees	196,912	58,709	28,716	15,292	27,926
Service and distribution fees	278,049	485	5,490	—	94
Transfer agent fees	174,136	24,929	5,552	1,598	907
Other accrued expenses	1,661,031	56,275	510	71	510

Total liabilities	251,859,925	174,136,712	252,178	9,316,027	4,372,647

NET ASSETS	$34,436,840,126	$3,925,168,723	$255,242,458	$360,428,475	$115,190,798

NET ASSETS CONSIST OF
Paid-in capital	$34,434,906,529	$3,925,248,647	$255,244,345	$360,431,432	$115,191,094
Accumulated earnings (loss)	1,933,597	(79,924)	(1,887)	(2,957)	(296)

NET ASSETS	$34,436,840,126	$3,925,168,723	$255,242,458	$360,428,475	$115,190,798

(a) Investments at cost — unaffiliated	$33,387,922,357	$4,028,614,120	$254,247,350	$356,435,477	$119,280,000

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	63

Statements of Assets and Liabilities  (unaudited) (continued)

April 30, 2019

	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

NET ASSET VALUE

Institutional
Net assets	$33,252,003,629	$3,922,695,897	$229,869,775	$360,428,475	$115,190,798

Share outstanding(b)	33,250,136,569	3,922,363,529	229,708,845	360,359,896	115,191,085

Net asset value	$1.00	$1.0001	$1.00	$1.0002	$1.0000

Dollar
Net assets	$610,088,274	$2,472,826	$4,568,911	$—	$—

Share outstanding(b)	610,054,011	2,472,643	4,565,710	—	—

Net asset value	$1.00	$1.0001	$1.00	$—	$—

Cash Management
Net assets	$15,369,118	$—	$—	$—	$—

Share outstanding(b)	15,368,255	—	—	—	—

Net asset value	$1.00	$—	$—	$—	$—

Cash Reserve
Net assets	$70,509,394	$—	$—	$—	$—

Share outstanding(b)	70,505,433	—	—	—	—

Net asset value	$1.00	$—	$—	$—	$—

Administration
Net assets	$467,192,729	$—	$16,480,439	$—	$—

Share outstanding(b)	467,166,494	—	16,468,909	—	—

Net asset value	$1.00	$—	$1.00	$—	$—

Select
Net assets	$21,676,982	$—	$4,028,263	$—	$—

Share outstanding(b)	21,675,767	—	4,025,444	—	—

Net asset value	$1.00	$—	$1.00	$—	$—

Private Client
Net assets	$—	$—	$295,070	$—	$—

Share outstanding(b)	—	—	294,863	—	—

Net asset value	$—	$—	$1.00	$—	$—

(b)	Unlimited number of shares authorized, no par value.

See notes to financial statements.

64	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited)

Six Months Ended April 30, 2019

	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

INVESTMENT INCOME
Interest — unaffiliated	$37,100,181	$1,088,979,514	$84,219,060	$166,113,733	$824,362,541
Other income — affiliated	4,204	455,803	2,075	149,112	56,184

Total investment income	37,104,385	1,089,435,317	84,221,135	166,262,845	824,418,725

EXPENSES
Management	3,552,829	82,243,867	7,739,665	13,082,616	62,837,633
Registration	134,847	360,370	1,161,173	447,278	1,721,675
Service and distribution — class specific	99,583	15,807,985	21	1,713,773	6,406,692
Professional	45,111	266,912	47,651	73,568	218,603
Transfer agent	34,945	390,637	14,996	238,348	241,159
Custodian	21,876	368,517	38,947	101,900	370,860
Printing	13,092	25,888	14,882	21,214	23,659
Trustees and Officer	9,380	282,732	21,577	49,702	223,927
Board realignment and consolidation	1,098	13,450	1,249	8,594	15,414
Miscellaneous	14,861	190,715	20,716	33,103	141,402

Total expenses	3,927,622	99,951,073	9,060,877	15,770,096	72,201,024

Less:
Fees waived and/or reimbursed by the Manager	(1,191,091)	(7,714,751)	(3,321,456)	(2,718,847)	(7,561,609)
Service and distribution fees waived — class specific	(346)	(382,498)	—	(5,019)	(545,486)

Total expenses after fees waived and/or reimbursed	2,736,185	91,853,824	5,739,421	13,046,230	64,093,929

Net investment income	34,368,200	997,581,493	78,481,714	153,216,615	760,324,796

REALIZED AND UNREALIZED GAIN
Net realized gain from investments	60,730	1,139,608	147,694	440,354	1,292,185
Net change in unrealized appreciation on investments	—	—	1,240,488	2,505,429	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,428,930	$998,721,101	$79,869,896	$156,162,398	$761,616,981

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	65

Statements of Operations  (unaudited) (continued)

Six Months Ended April 30, 2019

	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

INVESTMENT INCOME
Interest — unaffiliated	$416,171,325	$37,019,760	$2,089,659	$1,619,478	$694,216
Other income — affiliated	469,513	2,079	2,317	—	—

Total investment income	416,640,838	37,021,839	2,091,976	1,619,478	694,216

EXPENSES
Management	32,268,338	5,971,789	432,305	434,706	160,442
Registration	1,829,199	194,506	80,018	19,217	30,028
Service and distribution — class specific	1,378,708	2,515	31,937	—	—
Custodian	169,953	38,158	6,795	5,871	3,348
Transfer agent	134,510	23,044	6,054	2,208	2,330
Professional	119,698	47,587	34,903	43,485	39,367
Trustees and Officer	119,428	24,049	5,215	4,984	4,597
Printing	18,029	14,537	14,830	16,174	16,072
Board realignment and consolidation	4,828	2,069	285	432	456
Miscellaneous	65,155	21,672	12,904	5,043	4,729

Total expenses	36,107,846	6,339,926	625,246	532,120	261,369

Less:
Fees waived and/or reimbursed by the Manager	(5,168,777)	(1,837,676)	(345,934)	(300,220)	(175,743)
Service and distribution fees waived — class specific	(57,406)	—	(1,520)	—	—

Total expenses after fees waived and/or reimbursed	30,881,663	4,502,250	277,792	231,900	85,626

Net investment income	385,759,175	32,519,589	1,814,184	1,387,578	608,590

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from investments	1,101,176	1,625	—	—	—
Net change in unrealized depreciation on investments	—	(32,208)	—	(3,329)	(316)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$386,860,351	$32,489,006	$1,814,184	$1,384,249	$608,274

See notes to financial statements.

66	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	Federal Trust Fund		FedFund
	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$34,368,200	$46,339,203	$997,581,493	$1,422,005,287
Net realized gain (loss)	60,730	74,901	1,139,608	(324,147)
Net increase in net assets resulting from operations	34,428,930	46,414,104	998,721,101	1,421,681,140

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(33,053,037)	(43,996,371)	(826,138,337)	(1,282,113,083)
Dollar	(129,223)	(1,422,466)	(21,063,734)	(25,008,532)
Cash Management	(110,817)	(142,592)	(1,722,435)	(1,503,317)
Cash Reserve	(7,938)	(4,289)	(41,392,141)	(13,481,301)
Administration	(1,067,185)	(773,485)	(26,265,892)	(37,629,570)
Select	—	—	(1,458,491)	(1,435,611)
Private Client	—	—	(3,854)	(10,072)
Capital	—	—	(79,919,957)	(60,823,801)
Decrease in net assets resulting from distributions to shareholders	(34,368,200)	(46,339,203)	(997,964,841)	(1,422,005,287)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(213,938,206)	125,540,726	2,570,660,302	4,273,387,986

NET ASSETS
Total increase (decrease) in net assets	(213,877,476)	125,615,627	2,571,416,562	4,273,063,839
Beginning of period	3,099,861,126	2,974,245,499	87,693,260,899	83,420,197,060
End of period	$2,885,983,650	$3,099,861,126	$90,264,677,461	$87,693,260,899

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	67

Statements of Changes in Net Assets  (continued)

	TempCash		TempFund
	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$78,481,714	$54,819,558	$153,216,615	$229,498,154
Net realized gain	147,694	56,322	440,354	513,167
Net change in unrealized appreciation (depreciation)	1,240,488	277,742	2,505,429	(666,436)
Net increase in net assets resulting from operations	79,869,896	55,153,622	156,162,398	229,344,885

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(78,479,454)	(54,717,165)	(145,531,900)	(218,556,948)
Dollar	(2,260)	(102,393)	(1,033,684)	(1,465,259)
Cash Management	—	—	(6,253,024)	(8,252,427)
Cash Reserve	—	—	(60,186)	(83,993)
Administration	—	—	(317,045)	(1,109,072)
Select	—	—	(5)	(6)
Private Client	—	—	(20,771)	(30,449)
Decrease in net assets resulting from distributions to shareholders	(78,481,714)	(54,819,558)	(153,216,615)	(229,498,154)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	3,223,722,511	3,139,076,426	(1,941,491,504)	(757,532,931)

NET ASSETS
Total increase (decrease) in net assets	3,225,110,693	3,139,410,490	(1,938,545,721)	(757,686,200)
Beginning of period	4,875,328,532	1,735,918,042	13,068,972,150	13,826,658,350
End of period	$8,100,439,225	$4,875,328,532	$11,130,426,429	$13,068,972,150

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

68	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	T-Fund		Treasury Trust Fund
	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$760,324,796	$1,060,292,256	$385,759,175	$435,593,903
Net realized gain (loss)	1,292,185	5,295	1,101,176	(88,322)
Net increase in net assets resulting from operations	761,616,981	1,060,297,551	386,860,351	435,505,581

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(614,468,447)	(912,159,149)	(373,365,199)	(421,055,133)
Dollar	(10,120,854)	(31,739,633)	(6,863,434)	(6,579,025)
Cash Management	(5,513,118)	(6,288,336)	(132,450)	(193,012)
Cash Reserve	(1,421,236)	(1,195,553)	(686,522)	(38,612)
Administration	(9,432,043)	(11,280,729)	(4,416,105)	(7,548,903)
Select	(172,340)	(232,846)	(295,465)	(239,883)
Capital	(119,472,239)	(97,666,553)	—	—
Decrease in net assets resulting from distributions to shareholders	(760,600,277)	(1,060,562,799)	(385,759,175)	(435,654,568)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(5,381,189,702)	14,250,488,838	2,948,422,403	6,147,765,367

NET ASSETS
Total increase (decrease) in net assets	(5,380,172,998)	14,250,223,590	2,949,523,579	6,147,616,380
Beginning of period	71,665,397,710	57,415,174,120	31,487,316,547	25,339,700,167
End of period	$66,285,224,712	$71,665,397,710	$34,436,840,126	$31,487,316,547

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	69

Statements of Changes in Net Assets  (continued)

	MuniCash		MuniFund
	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$32,519,589	$48,953,654	$1,814,184	$1,796,803
Net realized gain (loss)	1,625	176,934	—	(4,181)
Net change in unrealized appreciation (depreciation)	(32,208)	16,412	—	—
Net increase in net assets resulting from operations	32,489,006	49,147,000	1,814,184	1,792,622

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(32,682,207)	(49,792,285)	(1,646,724)	(1,574,090)
Dollar	(14,368)	(14,868)	(27,478)	(41,462)
Cash Management	—	—	—	(195)
Administration	—	—	(124,917)	(174,338)
Select	—	—	(13,540)	(9,657)
Private Client	—	—	(1,525)	(2,220)
Decrease in net assets resulting from distributions to shareholders	(32,696,575)	(49,807,153)	(1,814,184)	(1,801,962)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(69,068,317)	(103,418,477)	40,089,775	42,399,577

NET ASSETS
Total increase (decrease) in net assets	(69,275,886)	(104,078,630)	40,089,775	42,390,237
Beginning of period	3,994,444,609	4,098,523,239	215,152,683	172,762,446
End of period	$3,925,168,723	$3,994,444,609	$255,242,458	$215,152,683

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

70	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	California Money Fund		New York Money Fund
	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,387,578	$511,980	$608,590	$248,428
Net realized loss	—	(41)	—	—
Net change in unrealized appreciation (depreciation)	(3,329)	57	(316)	20
Net increase in net assets resulting from operations	1,384,249	511,996	608,274	248,448

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(1,387,578)	(505,832)	(608,590)	(246,035)
Select	—	(3,671)	—	(794)
Private Client	—	(2,477)	—	(1,599)
Decrease in net assets resulting from distributions to shareholders	(1,387,578)	(511,980)	(608,590)	(248,428)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	191,139,180	135,966,409	69,124,745	28,632,282

NET ASSETS
Total increase in net assets	191,135,851	135,966,425	69,124,429	28,632,302
Beginning of period	169,292,624	33,326,199	46,066,369	17,434,067
End of period	$360,428,475	$169,292,624	$115,190,798	$46,066,369

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	71

Financial Highlights

(For a share outstanding throughout each period)

	Federal Trust Fund
	Institutional
	Six Months Ended 04/30/19 (unaudited)		Year Ended October 31,
			2018	2017		2016		2015		2014

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Net investment income	0.0110		0.0151	0.0059		0.0016		0.0001		0.0001
Net realized gain (loss)	0.0000	(a)	(0.0001)	0.0001		0.0000	(a)	0.0000	(a)	0.0000	(a)
Net increase from investment operations	0.0110		0.0150	0.0060		0.0016		0.0001		0.0001

Distributions(b)
From net investment income	(0.0110)		(0.0150)	(0.0060)		(0.0016)		(0.0001)		(0.0001)
From net realized gain	—		—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
Total distributions	(0.0110)		(0.0150)	(0.0060)		(0.0016)		(0.0001)		(0.0001)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	1.11	%(e)	1.51%	0.61%		0.16%		0.01%		0.01%

Ratios to Average Net Assets
Total expenses	0.25	%(f)	0.24%	0.24%		0.28%		0.33%		0.33%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.17	%(f)	0.17%	0.17%		0.18%		0.08%		0.07%
Net investment income	2.22	%(f)	1.51%	0.59%		0.19%		0.01%		0.01%

Supplemental Data
Net assets, end of period (000)	$2,754,386		$2,996,754	$2,756,560		$3,142,077		$331,549		$236,113

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

72	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Federal Trust Fund (continued)
	Dollar
	Six Months Ended 04/30/19 (unaudited)		Year Ended October 31,
			2018	2017		2016		2015		2014

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Net investment income	0.0098		0.0116	0.0035		0.0000	(a)	0.0001		0.0001
Net realized gain	0.0000	(a)	0.0009	0.0001		0.0000	(a)	0.0000	(a)	0.0000	(a)
Net increase from investment operations	0.0098		0.0125	0.0036		0.0000		0.0001		0.0001

Distributions(b)
From net investment income	(0.0098)		(0.0125)	(0.0036)		(0.0000	)(c)	(0.0001)		(0.0001)
From net realized gain	—		—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
Total distributions	(0.0098)		(0.0125)	(0.0036)		(0.0000)		(0.0001)		(0.0001)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	0.98	%(e)	1.26%	0.36%		0.00%		0.01%		0.01%

Ratios to Average Net Assets
Total expenses	0.50	%(f)	0.49%	0.49%		0.52%		0.58%		0.58%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.42	%(f)	0.42%	0.42%		0.38%		0.08%		0.07%
Net investment income	1.97	%(f)	1.16%	0.35%		0.00%		0.01%		0.01%

Supplemental Data
Net assets, end of period (000)	$9,764		$13,751	$133,962		$242,959		$2,105		$3,683

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	73

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Federal Trust Fund (continued)

	Cash Management
	Six Months Ended 04/30/19 (unaudited)		Year Ended October 31,			Period from 04/18/16 (a) to 10/31/16
			2018	2017

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00
Net investment income	0.0085		0.0099	0.0012		0.0000	(b)
Net realized gain	0.0000	(b)	0.0001	0.0004		—
Net increase from investment operations	0.0085		0.0100	0.0016		0.0000

Distributions(c)
From net investment income	(0.0085)		(0.0100)	(0.0016)		(0.0000	)(d)
From net realized gain	—		—	(0.0000	)(d)	—
Total distributions	(0.0085)		(0.0100)	(0.0016)		(0.0000)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00

Total Return(e)
Based on net asset value	0.86	%(f)	1.01%	0.16%		0.00	%(f)

Ratios to Average Net Assets
Total expenses	0.75	%(g)	0.74%	0.74%		0.69	%(g)
Total expenses after fees waived and/or reimbursed and paid indirectly	0.67	%(g)	0.67%	0.59%		0.34	%(g)
Net investment income	1.72	%(g)	0.99%	0.12%		0.00	%(g)

Supplemental Data
Net assets, end of period (000)	$12,733		$13,175	$15,174		$31,560

(a)	Commencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.

See notes to financial statements.

74	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Federal Trust Fund (continued)

	Cash Reserve
	Six Months Ended 04/30/19 (unaudited)		Year Ended October 31,			Period from 04/18/16 (a) to 10/31/16
			2018	2017

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00
Net investment income	0.0202		0.0108	0.0022		0.0000	(b)
Net realized gain	0.0009		0.0002	0.0001		—
Net increase from investment operations	0.0211		0.0110	0.0023		0.0000

Distributions(c)
From net investment income	(0.0211)		(0.0110)	(0.0023)		(0.0000	)(d)
From net realized gain	—		—	(0.0000	)(d)	—
Total distributions	(0.0211)		(0.0110)	(0.0023)		(0.0000)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00

Total Return(e)
Based on net asset value	2.13	%(f)	1.11%	0.23%		0.00	%(f)

Ratios to Average Net Assets
Total expenses	0.65	%(g)	0.64%	0.64%		0.61	%(g)
Total expenses after fees waived and/or reimbursed and paid indirectly	0.57	%(g)	0.57%	0.54%		0.35	%(g)
Net investment income	4.07	%(g)	1.08%	0.22%		0.00	%(g)

Supplemental Data
Net assets, end of period (000)	$380		$374	$447		$499

(a)	Commencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.

(g) Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	75

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Federal Trust Fund (continued)

	Administration
	Six Months Ended 04/30/19 (unaudited)		Year Ended October 31,
			2018	2017		2016	2015		2014

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Net investment income	0.0105		0.0140	0.0056		0.0007	0.0001		0.0001
Net realized gain (loss)	0.0000	(a)	0.0000 (a)	(0.0006)		—	0.0000	(a)	0.0000	(a)
Net increase from investment operations	0.0105		0.0140	0.0050		0.0007	0.0001		0.0001

Distributions(b)
From net investment income	(0.0105)		(0.0140)	(0.0050)		(0.0007)	(0.0001)		(0.0001)
From net realized gain	—		—	(0.0000	)(c)	—	(0.0000	)(c)	(0.0000	)(c)
Total distributions	(0.0105)		(0.0140)	(0.0050)		(0.0007)	(0.0001)		(0.0001)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00

Total Return(d)
Based on net asset value	1.06	%(e)	1.41%	0.51%		0.06%	0.01%		0.01%

Ratios to Average Net Assets
Total expenses	0.35	%(f)	0.34%	0.34%		0.37%	0.43%		0.43%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.27	%(f)	0.27%	0.27%		0.28%	0.08%		0.07%
Net investment income	2.12	%(f)	1.40%	0.56%		0.11%	0.01%		0.01%

Supplemental Data
Net assets, end of period (000)	$108,721		$75,807	$68,102		$42,205	$—	(g)	$2,183

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Net assets are less than $1,000.

See notes to financial statements.

76	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	FedFund

	Institutional
	Six Months Ended 04/30/19 (unaudited)		Year Ended October 31,
			2018	2017	2016		2015		2014

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Net investment income	0.0112		0.0152	0.0065	0.0023		0.0002		0.0001
Net realized gain	0.0000	(a)	0.0001	0.0001	0.0000	(a)	0.0000	(a)	0.0000	(a)
Net increase from investment operations	0.0112		0.0153	0.0066	0.0023		0.0002		0.0001

Distributions(b)
From net investment income	(0.0112)		(0.0153)	(0.0066)	(0.0023)		(0.0002)		(0.0001)
From net realized gain	—		—	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
Total distributions	(0.0112)		(0.0153)	(0.0066)	(0.0023)		(0.0002)		(0.0001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	1.12	%(e)	1.54%	0.66%	0.23%		0.02%		0.01%

Ratios to Average Net Assets
Total expenses	0.19	%(f)	0.19%	0.19%	0.21%		0.21%		0.21%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.17	%(f)	0.17%	0.15%	0.12%		0.12%		0.09%
Net investment income	2.25	%(f)	1.52%	0.65%	0.28%		0.02%		0.01%

Supplemental Data
Net assets, end of period (000)	$73,342,578		$74,278,100	$78,004,801	$84,001,937		$11,361,624		$10,689,737

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	77

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	FedFund (continued)

	Dollar
	Six Months Ended 04/30/19 (unaudited)		Year Ended October 31,
			2018	2017	2016		2015		2014

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Net investment income	0.0102		0.0129	0.0039	0.0004		0.0002		0.0001
Net realized gain (loss)	0.0000	(a)	(0.0001)	0.0002	0.0000	(a)	0.0000	(a)	0.0000	(a)
Net increase from investment operations	0.0102		0.0128	0.0041	0.0004		0.0002		0.0001

Distributions(b)
From net investment income	(0.0102)		(0.0128)	(0.0041)	(0.0004)		(0.0002)		(0.0001)
From net realized gain	—		—	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
Total distributions	(0.0102)		(0.0128)	(0.0041)	(0.0004)		(0.0002)		(0.0001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	1.02	%(e)	1.29%	0.41%	0.04%		0.02%		0.01%

Ratios to Average Net Assets
Total expenses	0.44	%(f)	0.44%	0.44%	0.46%		0.46%		0.46%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.42	%(f)	0.42%	0.40%	0.34%		0.13%		0.09%
Net investment income	2.05	%(f)	1.29%	0.39%	0.04%		0.01%		0.01%

Supplemental Data
Net assets, end of period (000)	$1,908,469		$1,776,032	$1,714,598	$2,029,496		$917,631		$748,382

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

78	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	FedFund (continued)
	Cash Management
	Six Months Ended 04/30/19 (unaudited)		Year Ended October 31,
			2018	2017	2016		2015		2014

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Net investment income	0.0087		0.0100	0.0020	0.0003		0.0001		0.0001
Net realized gain	0.0000	(a)	0.0003	0.0001	0.0000	(a)	0.0000	(a)	0.0000	(a)
Net increase from investment operations	0.0087		0.0103	0.0021	0.0003		0.0001		0.0001

Distributions(b)
From net investment income	(0.0087)		(0.0103)	(0.0021)	(0.0003)		(0.0001)		(0.0001)
From net realized gain	—		—	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
Total distributions	(0.0087)		(0.0103)	(0.0021)	(0.0003)		(0.0001)		(0.0001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	0.87	%(e)	1.04%	0.21%	0.04%		0.02%		0.01%

Ratios to Average Net Assets
Total expenses	0.69	%(f)	0.69%	0.69%	0.71%		0.71%		0.71%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.67	%(f)	0.67%	0.61%	0.36%		0.13%		0.09%
Net investment income	1.76	%(f)	1.00%	0.20%	0.03%		0.01%		0.01%

Supplemental Data
Net assets, end of period (000)	$225,912		$154,607	$106,798	$90,565		$64,483		$3,547

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	79

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	FedFund (continued)
	Cash Reserve
	Six Months Ended 04/30/19 (unaudited)		Year Ended October 31,
			2018	2017	2016		2015		2014

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Net investment income	0.0092		0.0115	0.0032	0.0003		0.0001		0.0001
Net realized gain (loss)	0.0000	(a)	(0.0002)	(0.0004)	0.0000	(a)	0.0000	(a)	0.0000	(a)
Net increase from investment operations	0.0092		0.0113	0.0028	0.0003		0.0001		0.0001

Distributions(b)
From net investment income	(0.0092)		(0.0113)	(0.0028)	(0.0003)		(0.0001)		(0.0001)
From net realized gain	—		—	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
Total distributions	(0.0092)		(0.0113)	(0.0028)	(0.0003)		(0.0001)		(0.0001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	0.92	%(e)	1.14%	0.28%	0.04%		0.02%		0.01%

Ratios to Average Net Assets
Total expenses	0.59	%(f)	0.59%	0.59%	0.62%		0.61%		0.61%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.57	%(f)	0.57%	0.55%	0.31%		0.13%		0.09%
Net investment income	1.87	%(f)	1.15%	0.32%	0.09%		0.01%		0.01%

Supplemental Data
Net assets, end of period (000)	$4,803,380		$1,649,400	$814,974	$220,572		$5,442		$4,561

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

80	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	FedFund (continued)
	Administration
	Six Months Ended 04/30/19 (unaudited)		Year Ended October 31,
			2018	2017	2016		2015		2014

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Net investment income	0.0107		0.0145	0.0057	0.0014		0.0001		0.0001
Net realized gain (loss)	0.0000	(a)	(0.0002)	(0.0001)	0.0000	(a)	0.0000	(a)	0.0000	(a)
Net increase from investment operations	0.0107		0.0143	0.0056	0.0014		0.0001		0.0001

Distributions(b)
From net investment income	(0.0107)		(0.0143)	(0.0056)	(0.0014)		(0.0001)		(0.0001)
From net realized gain	—		—	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
Total distributions	(0.0107)		(0.0143)	(0.0056)	(0.0014)		(0.0001)		(0.0001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	1.07	%(e)	1.44%	0.56%	0.14%		0.02%		0.01%

Ratios to Average Net Assets
Total expenses	0.29	%(f)	0.29%	0.29%	0.31%		0.31%		0.31%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.27	%(f)	0.27%	0.26%	0.21%		0.13%		0.09%
Net investment income	2.15	%(f)	1.45%	0.57%	0.17%		0.02%		0.01%

Supplemental Data
Net assets, end of period (000)	$2,359,367		$2,500,290	$2,436,503	$1,693,932		$346,593		$233,421

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	81

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	FedFund (continued)
	Select
	Six Months Ended 04/30/19 (unaudited)		Year Ended October 31,
			2018	2017	2016		2015		2014

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Net investment income	0.0071		0.0066	0.0005	0.0003		0.0001		0.0001
Net realized gain (loss)	0.0000	(a)	0.0004	(0.0001)	0.0000	(a)	0.0000	(a)	0.0000	(a)
Net increase from investment operations	0.0071		0.0070	0.0004	0.0003		0.0001		0.0001

Distributions(b)
From net investment income	(0.0071)		(0.0070)	(0.0004)	(0.0003)		(0.0001)		(0.0001)
From net realized gain	—		—	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
Total distributions	(0.0071)		(0.0070)	(0.0004)	(0.0003)		(0.0001)		(0.0001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	0.71	%(e)	0.71%	0.04%	0.04%		0.02%		0.01%

Ratios to Average Net Assets
Total expenses	1.04	%(f)	1.04%	1.04%	1.06%		1.06%		1.06%
Total expenses after fees waived and/or reimbursed and paid indirectly	1.00	%(f)	1.00%	0.77%	0.34%		0.13%		0.09%
Net investment income	1.42	%(f)	0.66%	0.05%	0.04%		0.01%		0.01%

Supplemental Data
Net assets, end of period (000)	$186,671		$195,297	$340,742	$241,781		$205,658		$92,940

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

82	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	FedFund (continued)
	Private Client
	Six Months Ended 04/30/19 (unaudited)		Year Ended October 31,
			2018	2017	2016		2015		2014

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Net investment income	0.0084		0.0090	0.0020	0.0003		0.0001		0.0001
Net realized gain	0.0002		0.0012	0.0001	0.0000	(a)	0.0000	(a)	0.0000	(a)
Net increase from investment operations	0.0086		0.0102	0.0021	0.0003		0.0001		0.0001

Distributions(b)
From net investment income	(0.0086)		(0.0102)	(0.0021)	(0.0003)		(0.0001)		(0.0001)
From net realized gain	—		—	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
Total distributions	(0.0086)		(0.0102)	(0.0021)	(0.0003)		(0.0001)		(0.0001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	0.87	%(e)	1.02%	0.21%	0.04%		0.02%		0.01%

Ratios to Average Net Assets
Total expenses	1.04	%(f)	1.04%	1.04%	1.06%		1.06%		1.06%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.68	%(f)	0.68%	0.60%	0.35%		0.13%		0.09%
Net investment income	1.70	%(f)	0.90%	0.20%	0.03%		0.01%		0.01%

Supplemental Data
Net assets, end of period (000)	$230		$768	$1,782	$1,945		$3,777		$6,385

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	83

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	FedFund (continued)

	Capital
	Six Months Ended 04/30/19 (unaudited)		Period from 11/10/17 (a) to 10/31/18

Net asset value, beginning of period	$1.00		$1.00

Net investment income	0.0110		0.0172
Net realized gain (loss)	0.0000	(b)	(0.0026)

Net increase from investment operations	0.0110		0.0146

Distributions(c)
From net investment income	(0.0110)		(0.0146)
From net realized gain	—		—

Total distributions	(0.0110)		(0.0146)

Net asset value, end of period	$1.00		$1.00

Total Return(d)
Based on net asset value	1.10	%(e)	1.47	%(e)

Ratios to Average Net Assets
Total expenses	0.24	%(f)	0.24	%(f)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.21	%(f)	0.21	%(f)

Net investment income	2.21	%(f)	1.77	%(f)

Supplemental Data
Net assets, end of period (000)	$7,438,071		$7,138,766

(a)	Commencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

84	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	TempCash
	Institutional
	Six Months Ended 04/30/19 (unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014

Net asset value, beginning of period	$1.0003		$1.0002	$1.0000	$1.00	$1.00	$1.00
Net investment income	0.0122		0.0188	0.0108	0.0027	0.0006	0.0004
Net realized and unrealized gain (loss)	0.0002		(0.0010)	(0.0022)	0.0002	0.0002	0.0002
Net increase from investment operations	0.0124		0.0178	0.0086	0.0029	0.0008	0.0006

Distributions(a)
From net investment income	(0.0122)		(0.0177)	(0.0084)	(0.0027)	(0.0006)	(0.0004)
From net realized gain	—		—	—	(0.0002)	(0.0002)	(0.0002)
Total distributions	(0.0122)		(0.0177)	(0.0084)	(0.0029)	(0.0008)	(0.0006)

Net asset value, end of period	$1.0005		$1.0003	$1.0002	$1.0000	$1.00	$1.00

Total Return(b)
Based on net asset value	1.24	%(c)	1.79%	0.87%	0.29%	0.08%	0.06%

Ratios to Average Net Assets
Total expenses	0.28	%(d)	0.33%	0.39%	0.39%	0.35%	0.33%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.18	%(d)	0.18%	0.18%	0.13%	0.18%	0.18%
Net investment income	2.46	%(d)	1.88%	1.08%	0.26%	0.06%	0.05%

Supplemental Data
Net assets, end of period (000)	$8,100,422		$4,875,313	$1,713,352	$72,311	$1,142,790	$1,489,543

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Where applicable, assumes the reinvestment of distributions.
(c)	Aggregate total return.
(d)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	85

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	TempCash (continued)
	Dollar
	Six Months Ended 04/30/19 (unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014

Net asset value, beginning of period	$1.0003		$1.0002	$1.0000	$1.00	$1.00	$1.00
Net investment income	0.1327		0.0122	0.0058	0.0006	0.0001	0.0000	(a)
Net realized and unrealized gain	0.0132		0.0031	0.0004	0.0002	0.0002	0.0002
Net increase from investment operations	0.1459		0.0153	0.0062	0.0008	0.0003	0.0002

Distributions(b)
From net investment income	(0.1457)		(0.0152)	(0.0060)	(0.0006)	(0.0001)	(0.0000	)(c)
From net realized gain	—		—	—	(0.0002)	(0.0002)	(0.0002)
Total distributions	(0.1457)		(0.0152)	(0.0060)	(0.0008)	(0.0003)	(0.0002)

Net asset value, end of period	$1.0005		$1.0003	$1.0002	$1.0000	$1.00	$1.00

Total Return(d)
Based on net asset value	14.73	%(e)	1.54%	0.62%	0.08%	0.03%	0.02%

Ratios to Average Net Assets
Total expenses	0.54	%(f)	0.61%	0.71%	0.64%	0.59%	0.58%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.43	%(f)	0.43%	0.42%	0.34%	0.23%	0.22%
Net investment income	26.76	%(f)	1.22%	0.58%	0.06%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$18		$15	$22,566	$25,994	$83,662	$213,086

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

86	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	TempFund
	Institutional
	Six Months Ended 04/30/19 (unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014

Net asset value, beginning of period	$1.0003		$1.0003	$1.0002	$1.0000	$1.0000	$1.0000
Net investment income	0.0122		0.0177	0.0100	0.0036	0.0008	0.0003
Net realized and unrealized gain	0.0003		0.0001	0.0001	0.0004	0.0001	0.0001
Net increase from investment operations	0.0125		0.0178	0.0101	0.0040	0.0009	0.0004

Distributions(a)
From net investment income	(0.0122)		(0.0178)	(0.0100)	(0.0036)	(0.0008)	(0.0003)
From net realized gain	—		—	—	(0.0002)	(0.0001)	(0.0001)
Total distributions	(0.0122)		(0.0178)	(0.0100)	(0.0038)	(0.0009)	(0.0004)

Net asset value, end of period	$1.0006		$1.0003	$1.0003	$1.0002	$1.0000	$1.0000

Total Return(b)
Based on net asset value	1.26	%(c)	1.79%	1.01%	0.41%	0.09%	0.04%

Ratios to Average Net Assets
Total expenses	0.22	%(d)	0.22%	0.22%	0.19%	0.19%	0.19%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.18	%(d)	0.18%	0.18%	0.18%	0.16%	0.17%
Net investment income	2.46	%(d)	1.77%	1.03%	0.35%	0.08%	0.03%

Supplemental Data
Net assets, end of period (000)	$10,377,082		$12,325,770	$12,940,766	$8,183,070	$62,215,214	$46,327,088

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Where applicable, assumes the reinvestment of distributions.
(c)	Aggregate total return.
(d)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	87

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	TempFund (continued)
	Dollar
	Six Months Ended 04/30/19 (unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014

Net asset value, beginning of period	$1.0004		$1.0004	$1.0002	$1.0000	$1.0000	$1.0000
Net investment income	0.0118		0.0151	0.0075	0.0013	0.0002	0.0002
Net realized and unrealized gain	0.0002		0.0002	0.0002	0.0004	0.0001	0.0001
Net increase from investment operations	0.0120		0.0153	0.0077	0.0017	0.0003	0.0003

Distributions(a)
From net investment income	(0.0118)		(0.0153)	(0.0075)	(0.0013)	(0.0002)	(0.0002)
From net realized gain	—		—	—	(0.0002)	(0.0001)	(0.0001)
Total distributions	(0.0118)		(0.0153)	(0.0075)	(0.0015)	(0.0003)	(0.0003)

Net asset value, end of period	$1.0006		$1.0004	$1.0004	$1.0002	$1.0000	$1.0000

Total Return(b)
Based on net asset value	1.21	%(c)	1.54%	0.77%	0.17%	0.03%	0.03%

Ratios to Average Net Assets
Total expenses	0.47	%(d)	0.47%	0.47%	0.44%	0.44%	0.44%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.43	%(d)	0.43%	0.43%	0.42%	0.22%	0.18%
Net investment income	2.37	%(d)	1.51%	0.78%	0.13%	0.02%	0.02%

Supplemental Data
Net assets, end of period (000)	$86,918		$80,471	$86,362	$91,943	$1,511,529	$2,673,968

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Where applicable, assumes the reinvestment of distributions.
(c)	Aggregate total return.
(d)	Annualized.

See notes to financial statements.

88	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	TempFund (continued)
	Cash Management
	Six Months Ended 04/30/19 (unaudited)		Year Ended October 31,
			2018	2017	2016		2015	2014

Net asset value, beginning of period	$1.0003		$1.0003	$1.0002	$1.0000		$1.0000	$1.0000
Net investment income	0.0098		0.0127	0.0050	0.0000	(a)	0.0002	0.0002
Net realized and unrealized gain	0.0003		0.0001	0.0001	0.0004		0.0001	0.0001
Net increase from investment operations	0.0101		0.0128	0.0051	0.0004		0.0003	0.0003

Distributions(b)
From net investment income	(0.0098)		(0.0128)	(0.0050)	(0.0000	)(c)	(0.0002)	(0.0002)
From net realized gain	—		—	—	(0.0002)		(0.0001)	(0.0001)
Total distributions	(0.0098)		(0.0128)	(0.0050)	(0.0002)		(0.0003)	(0.0003)

Net asset value, end of period	$1.0006		$1.0003	$1.0003	$1.0002		$1.0000	$1.0000

Total Return(d)
Based on net asset value	1.02	%(e)	1.28%	0.51%	0.04%		0.03%	0.03%

Ratios to Average Net Assets
Total expenses	0.72	%(f)	0.72%	0.72%	0.68%		0.69%	0.69%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.68	%(f)	0.68%	0.68%	0.56%		0.23%	0.18%
Net investment income	1.98	%(f)	1.27%	0.49%	0.01%		0.02%	0.02%

Supplemental Data
Net assets, end of period (000)	$635,516		$632,405	$688,373	$831,483		$403,371	$278,181

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	89

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	TempFund (continued)
	Cash Reserve
	Six Months Ended 04/30/19 (unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014

Net asset value, beginning of period	$1.0004		$1.0003	$1.0002	$1.0000	$1.0000	$1.0000
Net investment income	0.0128		0.0143	0.0060	0.0004	0.0002	0.0002
Net realized and unrealized gain (loss)	0.0003		(0.0004)	0.0001	0.0002	0.0001	0.0001
Net increase from investment operations	0.0131		0.0139	0.0061	0.0006	0.0003	0.0003

Distributions(a)
From net investment income	(0.0129)		(0.0138)	(0.0060)	(0.0002)	(0.0002)	(0.0002)
From net realized gain	—		—	—	(0.0002)	(0.0001)	(0.0001)
Total distributions	(0.0129)		(0.0138)	(0.0060)	(0.0004)	(0.0003)	(0.0003)

Net asset value, end of period	$1.0006		$1.0004	$1.0003	$1.0002	$1.0000	$1.0000

Total Return(b)
Based on net asset value	1.31	%(c)	1.39%	0.61%	0.06%	0.03%	0.03%

Ratios to Average Net Assets
Total expenses	0.62	%(d)	0.62%	0.62%	0.59%	0.59%	0.59%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.58	%(d)	0.58%	0.58%	0.51%	0.23%	0.18%
Net investment income	2.57	%(d)	1.43%	0.59%	0.01%	0.02%	0.02%

Supplemental Data
Net assets, end of period (000)	$3,807		$4,320	$3,341	$5,630	$16,693	$19,977

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Where applicable, assumes the reinvestment of distributions.
(c)	Aggregate total return.
(d)	Annualized.

See notes to financial statements.

90	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	TempFund (continued)
	Administration
	Six Months Ended 04/30/19 (unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014

Net asset value, beginning of period	$1.0004		$1.0004	$1.0002	$1.0000	$1.0000	$1.0000
Net investment income	0.0118		0.0153	0.0090	0.0026	0.0002	0.0002
Net realized and unrealized gain	0.0002		0.0015	0.0002	0.0004	0.0001	0.0001
Net increase from investment operations	0.0120		0.0168	0.0092	0.0030	0.0003	0.0003

Distributions(a)
From net investment income	(0.0118)		(0.0168)	(0.0090)	(0.0026)	(0.0002)	(0.0002)
From net realized gain	—		—	—	(0.0002)	(0.0001)	(0.0001)
Total distributions	(0.0118)		(0.0168)	(0.0090)	(0.0028)	(0.0003)	(0.0003)

Net asset value, end of period	$1.0006		$1.0004	$1.0004	$1.0002	$1.0000	$1.0000

Total Return(b)
Based on net asset value	1.20	%(c)	1.69%	0.93%	0.31%	0.03%	0.03%

Ratios to Average Net Assets
Total expenses	0.32	%(d)	0.32%	0.31%	0.29%	0.29%	0.29%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.28	%(d)	0.28%	0.28%	0.28%	0.23%	0.18%
Net investment income	2.37	%(d)	1.53%	1.01%	0.24%	0.02%	0.02%

Supplemental Data
Net assets, end of period (000)	$25,191		$23,965	$106,520	$15,197	$2,843,390	$2,542,670

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Where applicable, assumes the reinvestment of distributions.
(c)	Aggregate total return.
(d)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	91

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	TempFund (continued)
	Private Client
	Six Months Ended 04/30/19 (unaudited)		Year Ended October 31,
			2018	2017	2016		2015	2014

Net asset value, beginning of period	$1.0004		$1.0003	$1.0002	$1.0000		$1.0000	$1.0000
Net investment income	0.0098		0.0136	0.0050	0.0000	(a)	0.0002	0.0000	(a)
Net realized and unrealized gain (loss)	0.0001		(0.0007)	0.0001	0.0004		0.0001	0.0001
Net increase from investment operations	0.0099		0.0129	0.0051	0.0004		0.0003	0.0001

Distributions(b)
From net investment income	(0.0097)		(0.0128)	(0.0050)	(0.0000	)(c)	(0.0002)	(0.0000	)(c)
From net realized gain	—		—	—	(0.0002)		(0.0001)	(0.0001)
Total distributions	(0.0097)		(0.0128)	(0.0050)	(0.0002)		(0.0003)	(0.0001)

Net asset value, end of period	$1.0006		$1.0004	$1.0003	$1.0002		$1.0000	$1.0000

Total Return(d)
Based on net asset value	1.00	%(e)	1.29%	0.52%	0.04%		0.03%	0.01%

Ratios to Average Net Assets
Total expenses	1.07	%(f)	1.07%	1.07%	1.04%		1.04%	1.04%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.68	%(f)	0.68%	0.68%	0.53%		0.23%	0.19%
Net investment income	1.97	%(f)	1.36%	0.49%	0.00%		0.02%	0.01%

Supplemental Data
Net assets, end of period (000)	$1,912		$2,042	$1,295	$1,649		$9,855	$14,738

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

92	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	T-Fund
	Institutional
	Six Months Ended 04/30/19 (unaudited)		Year Ended October 31,
			2018		2017		2016		2015	2014

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Net investment income	0.0111		0.0151		0.0063		0.0017		0.0001	0.0001
Net realized gain (loss)	0.0000	(a)	0.0002		(0.0001)		0.0000	(a)	0.0001	0.0001
Net increase from investment operations	0.0111		0.0153		0.0062		0.0017		0.0002	0.0002

Distributions(b)
From net investment income	(0.0111)		(0.0153)		(0.0062)		(0.0017)		(0.0001)	(0.0001)
From net realized gain	—		(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)	(0.0001)
Total distributions	(0.0111)		(0.0153)		(0.0062)		(0.0017)		(0.0002)	(0.0002)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Total Return(d)
Based on net asset value	1.12	%(e)	1.54%		0.62%		0.17%		0.02%	0.02%

Ratios to Average Net Assets
Total expenses	0.19	%(f)	0.19%		0.19%		0.20%		0.20%	0.21%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.17	%(f)	0.17%		0.17%		0.17%		0.08%	0.06%
Net investment income	2.24	%(f)	1.51%		0.63%		0.18%		0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$52,565,881		$57,671,676		$53,092,342		$53,764,049		$19,598,433	$18,501,009

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	93

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	T-Fund (continued)
	Dollar
	Six Months Ended 04/30/19 (unaudited)		Year Ended October 31,
			2018		2017		2016		2015	2014

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Net investment income	0.0098		0.0123		0.0035		0.0001		0.0001	0.0001
Net realized gain	0.0001		0.0004		0.0002		0.0000	(a)	0.0001	0.0001
Net increase from investment operations	0.0099		0.0127		0.0037		0.0001		0.0002	0.0002

Distributions(b)
From net investment income	(0.0099)		(0.0127)		(0.0037)		(0.0001)		(0.0001)	(0.0001)
From net realized gain	—		(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)	(0.0001)
Total distributions	(0.0099)		(0.0127)		(0.0037)		(0.0001)		(0.0002)	(0.0002)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Total Return(d)
Based on net asset value	0.99	%(e)	1.28%		0.38%		0.02%		0.02%	0.02%

Ratios to Average Net Assets
Total expenses	0.44	%(f)	0.44%		0.44%		0.45%		0.45%	0.46%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.42	%(f)	0.42%		0.42%		0.34%		0.08%	0.06%
Net investment income	1.98	%(f)	1.23%		0.35%		0.02%		0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$662,774		$1,230,374		$2,927,646		$3,807,290		$988,153	$755,491

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

94	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	T-Fund (continued)

	Cash Management
	Six Months Ended 04/30/19 (unaudited)		Year Ended October 31,
			2018		2017		2016		2015	2014

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Net investment income	0.0087		0.0103		0.0015		0.0001		0.0001	0.0001
Net realized gain	0.0000	(a)	0.0000	(a)	0.0003		0.0000	(a)	0.0001	0.0001

Net increase from investment operations	0.0087		0.0103		0.0018		0.0001		0.0002	0.0002

Distributions(b)
From net investment income	(0.0087)		(0.0103)		(0.0018)		(0.0001)		(0.0001)	(0.0001)
From net realized gain	—		(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)	(0.0001)

Total distributions	(0.0087)		(0.0103)		(0.0018)		(0.0001)		(0.0002)	(0.0002)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Total Return(d)
Based on net asset value	0.88	%(e)	1.03%		0.18%		0.02%		0.02%	0.02%

Ratios to Average Net Assets
Total expenses	0.69	%(f)	0.69%		0.69%		0.70%		0.70%	0.71%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.67	%(f)	0.67%		0.58%		0.32%		0.08%	0.06%

Net investment income	1.76	%(f)	1.03%		0.15%		0.01%		0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$760,381		$600,314		$576,284		$1,133,743		$771,441	$629,757

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	95

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	T-Fund (continued)

	Cash Reserve
	Six Months Ended 04/30/19 (unaudited)		Year Ended October 31,						Period from 09/24/15 (a) to 10/31/15
			2018		2017		2016

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0091		0.0128		0.0027		0.0001		0.0000	(b)
Net realized gain (loss)	0.0000	(b)	(0.0015)		(0.0002)		0.0000	(b)	0.0000

Net increase from investment operations	0.0091		0.0113		0.0025		0.0001		0.0000

Distributions(c)
From net investment income	(0.0091)		(0.0113)		(0.0025)		(0.0001)		(0.0000	)(d)
From net realized gain	—		(0.0000	)(d)	(0.0000	)(d)	(0.0000	)(d)	—

Total distributions	(0.0091)		(0.0113)		(0.0025)		(0.0001)		(0.0000)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(e)
Based on net asset value	0.92	%(f)	1.13%		0.25%		0.02%		0.00	%(f)

Ratios to Average Net Assets
Total expenses	0.59	%(g)	0.59%		0.59%		0.60%		0.56	%(g)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.57	%(g)	0.57%		0.55%		0.35%		0.08	%(g)

Net investment income	1.83	%(g)	1.28%		0.27%		0.02%		0.01	%(g)

Supplemental Data
Net assets, end of period (000)	$373,459		$239,734		$57,894		$68,784		$—	(h)

(a)	Commencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.
(h)	Net assets are less than $1,000.

See notes to financial statements.

96	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	T-Fund (continued)

	Administration
	Six Months Ended 04/30/19 (unaudited)		Year Ended October 31,
			2018		2017		2016		2015	2014

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Net investment income	0.0106		0.0146		0.0061		0.0008		0.0001	0.0001
Net realized gain (loss)	0.0000	(a)	(0.0003)		(0.0009)		0.0000	(a)	0.0001	0.0001

Net increase from investment operations	0.0106		0.0143		0.0052		0.0008		0.0002	0.0002

Distributions(b)
From net investment income	(0.0106)		(0.0143)		(0.0052)		(0.0008)		(0.0001)	(0.0001)
From net realized gain	—		(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)	(0.0001)

Total distributions	(0.0106)		(0.0143)		(0.0052)		(0.0008)		(0.0002)	(0.0002)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Total Return(d)
Based on net asset value	1.07	%(e)	1.43%		0.52%		0.08%		0.02%	0.02%

Ratios to Average Net Assets
Total expenses	0.29	%(f)	0.29%		0.29%		0.30%		0.30%	0.00%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.27	%(f)	0.27%		0.27%		0.26%		0.08%	0.00%

Net investment income	2.14	%(f)	1.46%		0.61%		0.12%		0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$1,051,383		$924,933		$685,250		$75,294		$5	$— (g)

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Net assets are less than $1,000.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	97

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	T-Fund (continued)
	Select
	Six Months Ended 04/30/19 (unaudited)		Year Ended October 31,
			2018		2017		2016		2015	2014

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Net investment income	0.0070		0.0051		0.0002		0.0001		0.0001	0.0001
Net realized gain	0.0000	(a)	0.0019		0.0000	(a)	0.0000	(a)	0.0001	0.0001

Net increase from investment operations	0.0070		0.0070		0.0002		0.0001		0.0002	0.0002

Distributions(b)
From net investment income	(0.0070)		(0.0070)		(0.0002)		(0.0001)		(0.0001)	(0.0001)
From net realized gain	—		(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)	(0.0001)

Total distributions	(0.0070)		(0.0070)		(0.0002)		(0.0001)		(0.0002)	(0.0002)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Total Return(d)
Based on net asset value	0.70	%(e)	0.70%		0.02%		0.02%		0.02%	0.02%

Ratios to Average Net Assets
Total expenses	1.04	%(f)	1.04%		1.04%		1.05%		1.05%	1.06%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.00	%(f)	1.00%		0.75%		0.31%		0.08%	0.06%

Net investment income	1.41	%(f)	0.51%		0.02%		0.01%		0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$20,669		$19,710		$75,759		$83,975		$220,861	$196,531

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

98	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	T-Fund (continued)
	Capital
	Six Months Ended 04/30/19 (unaudited)		Period from 11/10/17 (a) to 10/31/18

Net asset value, beginning of period	$1.00		$1.00

Net investment income	0.0109		0.0172
Net realized gain (loss)	0.0000	(b)	(0.0027)

Net increase from investment operations	0.0109		0.0145

Distributions(c)
From net investment income	(0.0109)		(0.0145)
From net realized gain	—		(0.0000	)(d)

Total distributions	(0.0109)		(0.0145)

Net asset value, end of period	$1.00		$1.00

Total Return(e)
Based on net asset value	1.10	%(f)	1.46	%(f)

Ratios to Average Net Assets
Total expenses	0.24	%(g)	0.24	%(g)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.21	%(g)	0.21	%(g)

Net investment income	2.20	%(g)	1.76	%(g)

Supplemental Data
Net assets, end of period (000)	$10,850,678		$10,978,658

(a)	Commencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	99

Financial Highlights

(For a share outstanding throughout each period)

	Treasury Trust Fund
	Institutional
	Six Months Ended 04/30/19 (unaudited)		Year Ended October 31,
			2018		2017		2016		2015		2014

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.0110		0.0153		0.0060		0.0013		0.0000	(a)	0.0000	(a)
Net realized gain (loss)	0.0000	(a)	(0.0002)		0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0001
Net increase from investment operations	0.0110		0.0151		0.0060		0.0013		0.0000		0.0001

Distributions(b)
From net investment income	(0.0110)		(0.0151)		(0.0060)		(0.0013)		(0.0000	)(c)	(0.0000	)(c)
From net realized gain	—		(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)
Total distributions	(0.0110)		(0.0151)		(0.0060)		(0.0013)		(0.0000)		(0.0001)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	1.11	%(e)	1.52%		0.60%		0.13%		0.00%		0.01%

Ratios to Average Net Assets
Total expenses	0.20	%(f)	0.20%		0.20%		0.21%		0.21%		0.21%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.17	%(f)	0.17%		0.17%		0.17%		0.05%		0.05%
Net investment income	2.22	%(f)	1.53%		0.60%		0.14%		0.00%		0.00%

Supplemental Data
Net assets, end of period (000)	$33,252,004		$30,530,122		$24,157,325		$20,911,540		$13,517,000		$10,367,067

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

100	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Treasury Trust Fund (continued)
	Dollar
	Six Months Ended 04/30/19 (unaudited)		Year Ended October 31,
			2018		2017		2016		2015		2014

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.0105		0.0127		0.0035		0.0002		0.0000	(a)	0.0000	(a)
Net realized gain (loss)	0.0000	(a)	(0.0001)		0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0001
Net increase from investment operations	0.0105		0.0126		0.0035		0.0002		0.0000		0.0001

Distributions(b)
From net investment income	(0.0105)		(0.0126)		(0.0035)		(0.0002)		(0.0000	)(c)	(0.0000	)(c)
From net realized gain	—		(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)
Total distributions	(0.0105)		(0.0126)		(0.0035)		(0.0002)		(0.0000)		(0.0001)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	1.06	%(e)	1.27%		0.35%		0.02%		0.00%		0.01%

Ratios to Average Net Assets
Total expenses	0.45	%(f)	0.45%		0.45%		0.46%		0.46%		0.46%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.42	%(f)	0.42%		0.42%		0.28%		0.05%		0.04%
Net investment income	2.12	%(f)	1.27%		0.35%		0.01%		0.00%		0.00%

Supplemental Data
Net assets, end of period (000)	$610,088		$482,014		$483,138		$420,095		$428,958		$439,496

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	101

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Treasury Trust Fund (continued)
	Cash Management
	Six Months Ended 04/30/19 (unaudited)		Year Ended October 31,
			2018		2017		2016		2015		2014

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.0086		0.0098		0.0018		0.0002		0.0000	(a)	0.0000	(a)
Net realized gain (loss)	0.0000	(a)	0.0003		(0.0002)		0.0000	(a)	0.0000	(a)	0.0001
Net increase from investment operations	0.0086		0.0101		0.0016		0.0002		0.0000		0.0001

Distributions(b)
From net investment income	(0.0086)		(0.0101)		(0.0016)		(0.0002)		(0.0000	)(c)	(0.0000	)(c)
From net realized gain	—		(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)
Total distributions	(0.0086)		(0.0101)		(0.0016)		(0.0002)		(0.0000)		(0.0001)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	0.86	%(e)	1.02%		0.16%		0.02%		0.00%		0.01%

Ratios to Average Net Assets
Total expenses	0.70	%(f)	0.70%		0.70%		0.71%		0.71%		0.71%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.67	%(f)	0.67%		0.63%		0.29%		0.05%		0.05%
Net investment income	1.73	%(f)	0.98%		0.18%		0.01%		0.00%		0.00%

Supplemental Data
Net assets, end of period (000)	$15,369		$13,843		$21,110		$16,561		$8,528		$14,777

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

102	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Treasury Trust Fund (continued)
	Cash Reserve
	Six Months Ended 04/30/19 (unaudited)		Year Ended October 31,				Period from 12/16/15 (a) to 10/31/16
			2018		2017

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00
Net investment income	0.0090		0.0124		0.0019		0.0001
Net realized gain (loss)	0.0000	(b)	(0.0013)		0.0003		0.0000	(b)
Net increase from investment operations	0.0090		0.0111		0.0022		0.0001

Distributions(c)
From net investment income	(0.0090)		(0.0111)		(0.0022)		(0.0001)
From net realized gain	—		(0.0000	)(d)	(0.0000	)(d)	(0.0000	)(d)
Total distributions	(0.0090)		(0.0111)		(0.0022)		(0.0001)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00

Total Return(e)
Based on net asset value	0.91	%(f)	1.12%		0.22%		0.01	%(f)

Ratios to Average Net Assets
Total expenses	0.60	%(g)	0.60%		0.60%		0.61	%(g)
Total expenses after fees waived and/or reimbursed and paid indirectly	0.57	%(g)	0.57%		0.52%		0.29	%(g)
Net investment income	1.84	%(g)	1.24%		0.19%		0.01	%(g)

Supplemental Data
Net assets, end of period (000)	$70,509		$8,044		$1,002		$3,635

(a)	Commencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	103

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Treasury Trust Fund (continued)
	Administration
	Six Months Ended 04/30/19 (unaudited)		Year Ended October 31,
			2018		2017		2016		2015		2014

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.0105		0.0136		0.0052		0.0005		0.0000	(a)	0.0000	(a)
Net realized gain (loss)	0.0000	(a)	0.0005		(0.0002)		0.0000	(a)	0.0000	(a)	0.0001
Net increase from investment operations	0.0105		0.0141		0.0050		0.0005		0.0000		0.0001

Distributions(b)
From net investment income	(0.0105)		(0.0141)		(0.0050)		(0.0005)		(0.0000	)(c)	(0.0000	)(c)
From net realized gain	—		(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)
Total distributions	(0.0105)		(0.0141)		(0.0050)		(0.0005)		(0.0000)		(0.0001)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	1.06	%(e)	1.42%		0.50%		0.05%		0.00%		0.01%

Ratios to Average Net Assets
Total expenses	0.30	%(f)	0.30%		0.30%		0.31%		0.31%		0.31%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.27	%(f)	0.27%		0.27%		0.24%		0.05%		0.05%
Net investment income	2.12	%(f)	1.36%		0.52%		0.04%		0.00%		0.00%

Supplemental Data
Net assets, end of period (000)	$467,193		$413,618		$638,815		$476,145		$573,959		$335,524

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

104	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Treasury Trust Fund (continued)

	Select
	Six Months Ended 04/30/19 (unaudited)		Year Ended October 31,						Period from 09/28/15 (a) to 10/31/15
			2018		2017		2016

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.0069		0.0067		0.0001		0.0002		0.0000	(b)
Net realized gain	0.0000	(b)	0.0001		0.0001		0.0000	(b)	0.0000	(b)
Net increase from investment operations	0.0069		0.0068		0.0002		0.0002		0.0000

Distributions(c)
From net investment income	(0.0069)		(0.0068)		(0.0002)		(0.0002)		(0.0000	)(d)
From net realized gain	—		(0.0000	)(d)	(0.0000	)(d)	(0.0000	)(d)	(0.0000	)(d)
Total distributions	(0.0069)		(0.0068)		(0.0002)		(0.0002)		(0.0000)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(e)
Based on net asset value	0.69	%(f)	0.68%		0.02%		0.02%		0.00	%(f)

Ratios to Average Net Assets
Total expenses	1.05	%(g)	1.05%		1.05%		1.06%		1.09	%(g)
Total expenses after fees waived and/or reimbursed and paid indirectly	1.00	%(g)	1.00%		0.68%		0.31%		0.06	%(g)
Net investment income	1.39	%(g)	0.67%		0.01%		0.01%		0.00	%(g)

Supplemental Data
Net assets, end of period (000)	$21,677		$39,675		$38,309		$79,910		$8,058

(a)	Commencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	105

Financial Highlights

(For a share outstanding throughout each period)

	MuniCash
	Institutional
	Six Months Ended 04/30/19 (unaudited)		Year Ended October 31,
			2018		2017	2016		2015		2014

Net asset value, beginning of period	$1.0001		$1.0003		$1.0001	$1.00		$1.00		$1.00
Net investment income	0.0072		0.0112		0.0060	0.0019		0.0001		0.0001
Net realized and unrealized gain	0.0000	(a)	0.0000	(a)	0.0000 (a)	0.0013		0.0000	(a)	0.0000	(a)
Net increase from investment operations	0.0072		0.0112		0.0060	0.0032		0.0001		0.0001

Distributions(b)
From net investment income	(0.0072)		(0.0112)		(0.0058)	(0.0019)		(0.0001)		(0.0001)
From net realized gain	(0.0000	)(c)	(0.0002)		—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
From return of capital	—		—		—	(0.0012)		—		—
Total distributions	(0.0072)		(0.0114)		(0.0058)	(0.0031)		(0.0001)		(0.0001)
Net asset value, end of period	$1.0001		$1.0001		$1.0003	$1.0001		$1.00		$1.00

Total Return(d)
Based on net asset value	0.73	%(e)	1.13	%(f)	0.60%	0.33%		0.02%		0.01%

Ratios to Average Net Assets
Total expenses	0.28	%(g)	0.29%		0.31%	0.38	%(h)	0.49%		0.45%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.20	%(g)	0.20%		0.20%	0.18%		0.13%		0.16%
Net investment income	1.45	%(g)	1.12%		0.60%	0.25%		0.01%		0.01%

Supplemental Data
Net assets, end of period (000)	$3,922,696		$3,992,552		$4,096,900	$2,139,820		$145,329		$144,892

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Annualized.
(h)	Includes reorganization costs associated with the Fund’s reorganization. Without these costs, total expenses for the Institutional class would have been 0.38%.

See notes to financial statements.

106	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MuniCash (continued)
	Dollar
	Six Months Ended 04/30/19 (unaudited)		Year Ended October 31,
			2018		2017	2016		2015		2014

Net asset value, beginning of period	$1.0001		$1.0003		$1.0001	$1.00		$1.00		$1.00
Net investment income	0.0070		0.0087		0.0033	0.0006		0.0001		0.0001
Net realized and unrealized gain	0.0001		0.0000	(a)	0.0002	0.0013		0.0000	(a)	0.0000	(a)
Net increase from investment operations	0.0071		0.0087		0.0035	0.0019		0.0001		0.0001

Distributions(b)
From net investment income	(0.0071)		(0.0087)		(0.0033)	(0.0006)		(0.0001)		(0.0001)
From net realized gain	(0.0000	)(c)	(0.0002)		—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
From return of capital	—		—		—	(0.0012)		—		—
Total distributions	(0.0071)		(0.0089)		(0.0033)	(0.0018)		(0.0001)		(0.0001)

Net asset value, end of period	$1.0001		$1.0001		$1.0003	$1.0001		$1.00		$1.00

Total Return(d)
Based on net asset value	0.71	%(e)	0.88	%(f)	0.35%	0.19%		0.02%		0.01%

Ratios to Average Net Assets
Total expenses	0.53	%(g)	0.54%		0.56%	0.63	%(h)	0.74%		0.69%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.45	%(g)	0.45%		0.45%	0.30%		0.13%		0.17%
Net investment income	1.42	%(g)	0.87%		0.33%	0.05%		0.01%		0.01%

Supplemental Data
Net assets, end of period (000)	$2,473		$1,893		$1,623	$1,802		$2,045		$3,513

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Annualized.
(h)	Includes reorganization costs associated with the Fund’s reorganization. Without these costs, total expenses for the Dollar class would have been 0.63%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	107

Financial Highlights

(For a share outstanding throughout each period)

	MuniFund
	Institutional
	Six Months Ended 04/30/19 (unaudited)		Year Ended October 31,
			2018		2017	2016	2015	2014

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Net investment income	0.0074		0.0115		0.0060	0.0019	0.0002	0.0002
Net realized gain	—		0.0000	(a)	0.0002	0.0001	0.0001	0.0002
Net increase from investment operations	0.0074		0.0115		0.0062	0.0020	0.0003	0.0004

Distributions(b)
From net investment income	(0.0074)		(0.0115)		(0.0060)	(0.0019)	(0.0002)	(0.0002)
From net realized gain	—		(0.0000	)(c)	(0.0002)	(0.0001)	(0.0001)	(0.0002)
Total distributions	(0.0074)		(0.0115)		(0.0062)	(0.0020)	(0.0003)	(0.0004)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total Return(d)
Based on net asset value	0.74	%(e)	1.16%		0.62%	0.20%	0.03%	0.04%

Ratios to Average Net Assets
Total expenses	0.48	%(f)	0.55%		0.45%	0.37%	0.36%	0.36%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.20	%(f)	0.20%		0.20%	0.11%	0.06%	0.08%
Net investment income	1.49	%(f)	1.15%		0.60%	0.10%	0.02%	0.02%

Supplemental Data
Net assets, end of period (000)	$229,870		$191,172		$146,316	$141,458	$1,369,069	$1,219,566

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

108	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MuniFund (continued)
	Dollar
	Six Months Ended 04/30/19 (unaudited)		Year Ended October 31,
			2018		2017	2016	2015	2014

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Net investment income	0.0062		0.0090		0.0035	0.0006	0.0002	0.0002
Net realized gain	—		0.0000	(a)	0.0002	0.0001	0.0001	0.0002
Net increase from investment operations	0.0062		0.0090		0.0037	0.0007	0.0003	0.0004

Distributions(b)
From net investment income	(0.0062)		(0.0090)		(0.0035)	(0.0006)	(0.0002)	(0.0002)
From net realized gain	—		(0.0000	)(c)	(0.0002)	(0.0001)	(0.0001)	(0.0002)
Total distributions	(0.0062)		(0.0090)		(0.0037)	(0.0007)	(0.0003)	(0.0004)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total Return(d)
Based on net asset value	0.62	%(e)	0.91%		0.36%	0.07%	0.03%	0.04%

Ratios to Average Net Assets
Total expenses	0.73	%(f)	0.80%		0.70%	0.63%	0.61%	0.61%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.45	%(f)	0.45%		0.45%	0.22%	0.06%	0.08%
Net investment income	1.25	%(f)	0.90%		0.35%	0.03%	0.02%	0.02%

Supplemental Data
Net assets, end of period (000)	$4,569		$4,462		$4,592	$5,724	$41,554	$49,420

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	109

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MuniFund (continued)

	Administration
	Six Months Ended 04/30/19 (unaudited)		Year Ended October 31,
			2018		2017	2016	2015	2014

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Net investment income	0.0070		0.0104		0.0049	0.0013	0.0002	0.0002
Net realized gain	—		0.0001		0.0003	0.0001	0.0001	0.0002
Net increase from investment operations	0.0070		0.0105		0.0052	0.0014	0.0003	0.0004

Distributions(a)
From net investment income	(0.0070)		(0.0105)		(0.0050)	(0.0013)	(0.0002)	(0.0002)
From net realized gain	—		(0.0000	)(b)	(0.0002)	(0.0001)	(0.0001)	(0.0002)
Total distributions	(0.0070)		(0.0105)		(0.0052)	(0.0014)	(0.0003)	(0.0004)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total Return(c)
Based on net asset value	0.71	%(d)	1.06%		0.52%	0.14%	0.03%	0.04%

Ratios to Average Net Assets
Total expenses	0.58	%(e)	0.65%		0.55%	0.46%	0.46%	0.46%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.30	%(e)	0.30%		0.30%	0.15%	0.06%	0.08%
Net investment income	1.41	%(e)	1.04%		0.49%	0.05%	0.02%	0.02%

Supplemental Data
Net assets, end of period (000)	$16,480		$16,537		$18,653	$21,554	$325,641	$315,869

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Amount is greater than $(0.00005) per share.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.

See notes to financial statements.

110	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MuniFund (continued)

	Select
	Six Months Ended 04/30/19 (unaudited)		Year Ended October 31,
			2018		2017		2016	2015	2014

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Net investment income	0.0035		0.0034		0.0000	(a)	0.0001	0.0002	0.0002
Net realized gain	—		0.0001		0.0002		0.0001	0.0001	0.0002
Net increase from investment operations	0.0035		0.0035		0.0002		0.0002	0.0003	0.0004

Distributions(b)
From net investment income	(0.0035)		(0.0035)		(0.0000	)(c)	(0.0001)	(0.0002)	(0.0002)
From net realized gain	—		(0.0000	)(c)	(0.0002)		(0.0001)	(0.0001)	(0.0002)
Total distributions	(0.0035)		(0.0035)		(0.0002)		(0.0002)	(0.0003)	(0.0004)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Total Return(d)
Based on net asset value	0.35	%(e)	0.36%		0.02%		0.02%	0.03%	0.04%

Ratios to Average Net Assets
Total expenses	1.33	%(f)	1.40%		1.30%		1.22%	1.21%	1.21%
Total expenses after fees waived and/or reimbursed and paid indirectly	1.00	%(f)	1.00%		0.79%		0.24%	0.06%	0.08%
Net investment income	0.70	%(f)	0.34%		0.00%		0.01%	0.02%	0.02%

Supplemental Data
Net assets, end of period (000)	$4,028		$2,662		$2,833		$3,863	$22,769	$17,580

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	111

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MuniFund (continued)

	Private Client
	Six Months Ended 04/30/19 (unaudited)		Year Ended October 31,
			2018		2017	2016	2015	2014

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Net investment income	0.0050		0.0067		0.0013	0.0002	0.0002	0.0002
Net realized gain	—		0.0000	(a)	0.0002	0.0001	0.0001	0.0002
Net increase from investment operations	0.0050		0.0067		0.0015	0.0003	0.0003	0.0004

Distributions(b)
From net investment income	(0.0050)		(0.0067)		(0.0013)	(0.0002)	(0.0002)	(0.0002)
From net realized gain	—		(0.0000	)(c)	(0.0002)	(0.0001)	(0.0001)	(0.0002)
Total distributions	(0.0050)		(0.0067)		(0.0015)	(0.0003)	(0.0003)	(0.0004)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total Return(d)
Based on net asset value	0.50	%(e)	0.68%		0.14%	0.03%	0.03%	0.04%

Ratios to Average Net Assets
Total expenses	1.33	%(f)	1.40%		1.30%	1.22%	1.21%	1.21%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.68	%(f)	0.68%		0.67%	0.25%	0.06%	0.08%
Net investment income	1.01	%(f)	0.67%		0.13%	0.02%	0.02%	0.02%

Supplemental Data
Net assets, end of period (000)	$295		$319		$330	$350	$1,649	$1,817

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

112	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	California Money Fund

	Institutional
	Six Months Ended 04/30/19 (unaudited)		Year Ended October 31,
			2018	2017	2016	2015		2014

Net asset value, beginning of period	$1.0002		$1.00	$1.00	$1.00	$1.00		$1.00
Net investment income	0.0059		0.0101	0.0053	0.0019	0.0001		0.0001
Net realized and unrealized gain (loss)	(0.0001)		0.0002	0.0012	0.0000 (a)	(0.0000	)(b)	0.0001
Net increase from investment operations	0.0058		0.0103	0.0065	0.0019	0.0001		0.0002

Distributions(c)
From net investment income	(0.0058)		(0.0101)	(0.0054)	(0.0019)	(0.0001)		(0.0001)
From net realized gain	—		—	(0.0011)	—	—		(0.0001)
Total distributions	(0.0058)		(0.0101)	(0.0065)	(0.0019)	(0.0001)		(0.0002)

Net asset value, end of period	$1.0002		$1.0002	$1.00	$1.00	$1.00		$1.00

Total Return(d)
Based on net asset value	0.58	%(e)	1.03%	0.65%	0.19%	0.01%		0.02%

Ratios to Average Net Assets
Total expenses	0.46	%(f)	0.70%	0.74%	0.47%	0.47%		0.46%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.20	%(f)	0.20%	0.20%	0.12%	0.05%		0.08%
Net investment income	1.20	%(f)	1.01%	0.53%	0.12%	0.01%		0.01%

Supplemental Data
Net assets, end of period (000)	$360,428		$169,293	$30,459	$41,192	$227,884		$122,721

(a)	Amount is less than $0.00005 per share.
(b)	Amount is greater than $(0.00005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	113

Financial Highlights

(For a share outstanding throughout each period)

	New York Money Fund

	Institutional
	Six Months Ended 04/30/19 (unaudited)		Year Ended October 31,
			2018	2017	2016	2015		2014

Net asset value, beginning of period	$1.0000		$1.00	$1.00	$1.00	$1.00		$1.00
Net investment income	0.0071		0.0113	0.0056	0.0019	0.0001		0.0001
Net realized and unrealized gain (loss)	(0.0002)		(0.0002)	0.0013	0.0015	0.0000	(a)	0.0000	(a)
Net increase from investment operations	0.0069		0.0111	0.0069	0.0034	0.0001		0.0001

Distributions(b)
From net investment income	(0.0069)		(0.0111)	(0.0056)	(0.0019)	(0.0001)		(0.0001)
From net realized gain	—		—	—	(0.0003)	(0.0000	)(c)	(0.0000	)(c)
From return of capital	—		—	(0.0013)	(0.0012)	—		—
Total distributions	(0.0069)		(0.0111)	(0.0069)	(0.0034)	(0.0001)		(0.0001)

Net asset value, end of period	$1.0000		$1.0000	$1.00	$1.00	$1.00		$1.00

Total Return(d)
Based on net asset value	0.69	%(e)	1.12%	0.69%	0.34%	0.01%		0.01%

Ratios to Average Net Assets
Total expenses	0.61	%(f)	1.35%	1.00%	0.58%	0.49%		0.48%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.20	%(f)	0.20%	0.20%	0.14%	0.09%		0.09%
Net investment income	1.42	%(f)	1.13%	0.56%	0.10%	0.01%		0.01%

Supplemental Data
Net assets, end of period (000)	$115,191		$46,066	$16,908	$17,838	$92,999		$118,278

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

114	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock Liquidity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Diversification Classification
Federal Trust Fund	Diversified
FedFund	Diversified
TempCash	Diversified
TempFund	Diversified
T-Fund	Diversified
Treasury Trust Fund	Diversified
MuniCash	Diversified
MuniFund	Diversified
California Money Fund	Non-Diversified	(a)
New York Money Fund	Non-Diversified	(a)

(a)	California Money Fund and New York Money Fund must satisfy the diversification requirement set forth in Rule 2a-7 under the 1940 Act and will thereby be deemed to be diversified under the 1940 Act.

Each Fund offers multiple classes of shares although certain share classes may not be outstanding at the report date. Each Fund offers the following classes of shares: Institutional Shares, Dollar Shares, Cash Management Shares, Cash Reserve Shares, Administration Shares, Select Shares, Private Client Shares, Premier Shares and Capital Shares (formerly known as Premier Choice Shares). TempFund, T-Fund, MuniFund, California Money Fund and New York Money Fund also offer Plus Shares. FedFund, TempCash, MuniCash, California Money Fund and New York Money Fund also offer Cash Plus Shares. For the six months ended April 30, 2019, no Premier Shares, Plus Shares or Cash Plus Shares were outstanding. Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund each operate as a “government money market fund” under Rule 2a-7 under the 1940 Act. Each Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund’s weekly liquid assets.

MuniFund operates as a “retail money market fund” under Rule 2a-7 under the 1940 Act.

On October 11, 2016, TempCash, TempFund and MuniCash, and on October 15, 2018, California Money Fund and New York Money Fund began pricing and transacting their shares at a net asset value (“NAV”) per share calculated to four decimal places, reflecting market-based values of their portfolio holdings (i.e., at a “floating” NAV). The NAV of TempFund is priced multiple times each day, such Fund accepts purchase orders and redemption requests. Prior to the Funds’ adoption of the floating NAV, their portfolio holdings were valued at amortized cost.

With respect to each of TempCash, TempFund, MuniCash, MuniFund, California Money Fund and New York Money Fund, the Board of Trustees (the “Board”) is permitted to impose a liquidity fee of up to 2% of the value of shares redeemed or temporarily restrict redemptions from each TempCash, TempFund, MuniCash, MuniFund, California Money Fund and New York Money Fund for up to 10 business days in a 90 day period, in the event that such TempCash, TempFund, MuniCash, MuniFund, California Money Fund and New York Money Fund’s weekly liquid assets fall below certain thresholds.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Liquidity Fees: Any liquidity fees imposed on the value of shares redeemed in the event that a Fund’s weekly liquid assets fall below certain thresholds are recorded as paid-in-capital. The liquidity fees are collected and retained by each Fund for the benefit of the Fund’s remaining shareholders.

N O T E S T O F I N A N C I A L S T A T E M E N T S	115

Notes to Financial Statements  (unaudited) (continued)

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management continues to evaluate the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies (TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund): The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of 3:00 p.m., Eastern time, on each day on which the New York Stock Exchange (“NYSE”) is open for business. TempCash, MuniCash, California Money Fund and New York Money Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of 8:00 a.m. (Eastern time), 12:00 p.m. (Eastern time) and 3:00 p.m. (Eastern time) on each day on which the NYSE is open for business. U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund’s assets and liabilities:

•

Investments are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

Investment Valuation Policies (Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund and MuniFund): U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Fund seeks to maintain its NAV per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Pursuant to the custodial undertaking associated with a tri-party repurchase arrangement, an unaffiliated third party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or a fund, respectively. Certain Funds, along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements. As of period end, FedFund, TempCash, TempFund, and T-Fund invested in repurchase agreements through joint trading accounts.

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Notes to Financial Statements  (unaudited) (continued)

In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits a fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, a fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, a fund would recognize a liability with respect to such excess collateral. The liability reflects a fund’s obligation under bankruptcy law to return the excess to the counterparty.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Funds, entered into a management agreement with the Manager, the Trust’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory, administration and accounting services to the Funds.

For the management and administrative services provided and certain expenses assumed by it under the management agreement, the Manager is entitled to receive the following annual fees computed daily and paid monthly based upon each Fund’s average daily net assets:

Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund
Calculation A	Calculation B
Management Fee is equal to calculation A plus calculation B
.175% of the first $1 Billion (a)	.175% of the first $1 Billion (b)
.150% of the next $1 Billion (a)	.150% of the next $1 Billion (b)
.125% of the next $1 Billion (a)	.125% of the next $1 Billion (b)
.100% of the next $1 Billion (a)	.100% of amounts in excess of $3 Billion (b)
.095% of the next $1 Billion (a)
.090% of the next $1 Billion (a)
.085% of the next $1 Billion (a)
.080% of amounts in excess of $7 Billion (a)

(a)	Based on the combined average net assets of Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.
(b)	Based on the average daily net assets of the Fund whose Management fee is being calculated.

TempCash, MuniCash and MuniFund
Management Fee	.350% of the first $1 Billion
.300% of the next $1 Billion
.250% of the next $1 Billion
.200% of the next $1 Billion
.195% of the next $1 Billion
.190% of the next $1 Billion
.185% of the next $1 Billion
.180% of amounts in excess of $7 Billion
TempFund
Management Fee	.350% of the first $1 Billion
.300% of the next $1 Billion
.250% of the next $1 Billion
.200% of the next $1 Billion
.195% of the next $1 Billion
.190% of the next $1 Billion
.180% of the next $1 Billion
.175% of the next $1 Billion
.170% of amounts in excess of $8 Billion
California Money Fund and New York Money Fund
Management Fee	.375% of the first $1 Billion
.350% of the next $1 Billion
.325% of the next $1 Billion
.300% of amounts in excess of $3 Billion

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a separate Distribution Agreement, Distribution Plans and Shareholder Service Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Select Shares Distribution Plan, the Private Client Shares Distribution Plan and the Premier Shares Distribution Plan, the Trust may pay BRIL a fee for distribution and sales support services. In addition, the Trust may pay service organizations, including affiliates of the Manager, fees for providing certain services (“shareholder services”) to their customers who own shares of the Funds. Pursuant to its respective Shareholder Services Plan, each of the Dollar, Cash Management, Cash Reserve, Administration, Select, Private Client and Premier Share classes are currently paying fees to service organizations, which may include affiliates of the Manager. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

N O T E S T O F I N A N C I A L S T A T E M E N T S	117

Notes to Financial Statements  (unaudited) (continued)

	Service Fee	(a)	Distribution Fee	(a)
Dollar	0.25%		—%
Cash Management	0.50		—
Cash Reserve	0.40		—
Administration	0.10		—
Select	0.50		0.35
Private Client	0.50		0.35
Premier	0.50		0.10
Capital	0.05		—

(a)	Due to certain contractual and voluntary waivers, the above stated rates may be reduced.

For the six months ended April 30, 2019, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

	Dollar	Cash Management	Cash Reserve	Administration	Select	Private Client	Capital	Total
Federal Trust Fund	$16,336	$32,171	$747	$50,329	$—	$—	$—	$99,583
FedFund	2,568,497	488,113	8,848,067	1,221,739	873,899	1,930	1,805,740	15,807,985
TempCash	21	—	—	—	—	—	—	21
TempFund	108,910	1,573,321	9,202	13,361	2	8,977	—	1,713,773
T-Fund	1,274,762	1,563,572	310,533	440,859	103,544	—	2,713,422	6,406,692
Treasury Trust Fund	803,688	38,163	149,492	207,539	179,826	—	—	1,378,708
MuniCash	2,515	—	—	—	—	—	—	2,515
MuniFund	5,508	—	—	8,790	16,361	1,278	—	31,937

Expense Limitations, Waivers, and Reimbursements: With respect to each Fund, the Manager, as investment adviser and administrator, has contractually agreed to reduce its fees and/or reimburse ordinary operating expenses to ensure that the combined “Management Fees” and “Miscellaneous/Other Expenses,” excluding service fees, distribution fees and any extraordinary expenses, do not exceed 0.18% of the average daily net assets of TempCash and TempFund, 0.17% of the average daily net assets of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund and 0.20% of the average daily net assets of MuniCash, MuniFund, California Money Fund and New York Money Fund. Any fees waived by the Manager with respect to a particular fiscal year are not recoverable. The Manager has agreed not to reduce or discontinue this contractual expense limitation prior to March 1, 2020, unless approved by the Board of Trustees, including a majority of the trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of such Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended April 30, 2019, the amounts waived were as follows:

Federal Trust Fund	$1,191,091
FedFund	7,703,370
TempCash	3,321,456
TempFund	2,712,322
T-Fund	7,548,265
Treasury Trust Fund	5,166,018
MuniCash	1,837,676
MuniFund	345,934
California Money Fund	299,788
New York Money Fund	175,287

In addition, BRIL has contractually agreed to waive service and/or distribution fees through February 29, 2020 so that the net annual fund operating expenses, excluding extraordinary expenses, of the Select Shares, Private Client Shares and Premier Shares do not exceed 1.00%, 0.68% and 0.68%, respectively. The agreement renews automatically for successive one-year periods and may be terminated by any party to the agreement upon written notice 75 days prior to the commencement of a successive one year period.

The Manager and BRIL have also voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds’ share classes to maintain minimum levels of net investment income. These amounts are reported in the Statements of Operations as fees waived and/or reimbursed by the Manager and service and distribution fees waived — class specific. The Manager and BRIL may discontinue the voluntary waiver at any time. For the six months ended April 30, 2019, the amounts waived were as follows:

Service and distribution fees waived	Dollar	Cash Reserve	Administration	Select	Private Client	Capital	Total
Federal Trust Fund	$25	$321	$—	$—	$—	$—	$346
FedFund	—	—	—	20,560	764	361,174	382,498
TempFund	339	983	—	—	3,697	—	5,019
T-Fund	—	325	—	2,437	—	542,724	545,486
Treasury Trust Fund	44,084	—	9,088	4,234	—	—	57,406
MuniFund	—	—	—	964	556	—	1,520

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Notes to Financial Statements  (unaudited) (continued)

Certain Funds have incurred expenses in connection with the realignment and consolidation of the boards of directors/trustees of certain BlackRock-advised funds. The Manager has voluntarily agreed to reimburse certain Funds for all or a portion of such expenses, which amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended April 30, 2019, the amounts reimbursed were as follows:

FedFund	$11,381
TempFund	6,525
T-Fund	13,344
Treasury Trust Fund	2,759
California Money Fund	432
New York Money Fund	456

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended April 30, 2019, the Funds did not pay any amounts to affiliates in return for these services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended April 30, 2019, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are trustees and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended April 30, 2019, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales	Net Realized Gain (Loss)
MuniCash	$ 662,289,048	$ 625,842,830	$ —
MuniFund	36,709,178	70,439,902	—
California Money Fund	207,028,312	127,754,643	—
New York Money Fund	130,639,110	104,044,449	—

6.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended October 31, 2018. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2018, the Funds had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains as follows:

	FedFund	Treasury Trust Fund	MuniFund	California Money Fund
No expiration date	$327,230	$118,840	$4,181	$41

7.	PRINCIPAL RISKS

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

N O T E S T O F I N A N C I A L S T A T E M E N T S	119

Notes to Financial Statements  (unaudited) (continued)

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease a Fund’s ability to buy or sell bonds. As a result, a Fund may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If a Fund needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Certain obligations held by the Funds have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Funds monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: MuniCash, MuniFund, California Money Fund and New York Money Fund invest a substantial amount of their assets in issuers located in a single state or limited number of states. This may subject each Fund to the risk that economic, political or social issues impacting a particular state or group of states could have an adverse and disproportionate impact on the income from, or the value or liquidity of, the Funds’ respective portfolios. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.

8.	CAPITAL SHARE TRANSACTIONS

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share for Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund and MuniFund.

Transactions in capital shares for each class were as follows:

	Six Months Ended 04/30/19	Year Ended 10/31/18
Federal Trust Fund
Institutional
Shares sold	5,501,023,439	13,674,270,361
Shares issued in reinvestment of distributions	8,197,222	11,428,363
Shares redeemed	(5,751,644,555)	(13,445,579,415)
Net increase (decrease)	(242,423,894)	240,119,309
Dollar
Shares sold	3,427,198	915,433,424
Shares issued in reinvestment of distributions	49,997	73,394
Shares redeemed	(7,465,064)	(1,035,715,551)
Net decrease	(3,987,869)	(120,208,733)
Cash Management
Shares sold	105,863	771,752
Shares redeemed	(547,772)	(2,771,795)
Net decrease	(441,909)	(2,000,043)
Cash Reserve
Shares sold	—	88
Shares issued in reinvestment of distributions	6,072	3,204
Shares redeemed	—	(76,668)
Net increase (decrease)	6,072	(73,376)

120	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 04/30/19	Year Ended 10/31/18
Administration
Shares sold	125,841,665	147,018,026
Shares issued in reinvestment of distributions	1,066,866	773,485
Shares redeemed	(93,999,137)	(140,087,942)
Net increase	32,909,394	7,703,569
Total Net Increase (Decrease)	(213,938,206)	125,540,726

FedFund
Institutional
Shares sold	391,262,485,905	819,079,974,493
Shares issued in reinvestment of distributions	321,035,533	575,570,782
Shares redeemed	(392,519,630,022)	(823,381,869,390)
Net decrease	(936,108,584)	(3,726,324,115)
Dollar
Shares sold	6,582,620,235	14,978,630,538
Shares issued in reinvestment of distributions	2,460,248	3,355,048
Shares redeemed	(6,452,660,308)	(14,920,544,587)
Net increase	132,420,175	61,440,999
Cash Management
Shares sold	248,446,467	394,756,804
Shares issued in reinvestment of distributions	1,622,725	1,171,001
Shares redeemed	(178,766,633)	(348,119,255)
Net increase	71,302,559	47,808,550
Cash Reserve
Shares sold	22,854,756,400	2,401,631,645
Shares issued in reinvestment of distributions	127	193
Shares redeemed	(19,700,845,194)	(1,567,209,982)
Net increase	3,153,911,333	834,421,856
Administration
Shares sold	3,267,113,344	8,302,410,605
Shares issued in reinvestment of distributions	3,212,446	4,842,986
Shares redeemed	(3,411,267,103)	(8,243,455,856)
Net increase (decrease)	(140,941,313)	63,797,735
Select
Shares sold	329,587,310	543,763,199
Shares issued in reinvestment of distributions	1,458,491	1,436,659
Shares redeemed	(339,673,153)	(690,642,504)
Net decrease	(8,627,352)	(145,442,646)
Private Client
Shares sold	79	484,844
Shares issued in reinvestment of distributions	3,854	10,093
Shares redeemed	(541,968)	(1,508,400)
Net decrease	(538,035)	(1,013,463)
Capital
Shares sold	4,314,673,179	10,876,470,522	(a)
Shares issued in reinvestment of distributions	79,919,957	60,813,644	(a)
Shares redeemed	(4,095,351,617)	(3,798,585,096	)(a)
Net increase	299,241,519	7,138,699,070
Total Net Increase	2,570,660,302	4,273,387,986

T-Fund
Institutional
Shares sold	303,532,074,922	578,676,702,245
Shares issued in reinvestment of distributions	231,882,850	425,872,335
Shares redeemed	(308,870,540,260)	(574,522,796,330)
Net increase (decrease)	(5,106,582,488)	4,579,778,250
Dollar
Shares sold	2,838,593,439	9,383,571,803
Shares issued in reinvestment of distributions	5,489,902	7,828,574
Shares redeemed	(3,411,681,343)	(11,088,602,676)
Net decrease	(567,598,002)	(1,697,202,299)

N O T E S T O F I N A N C I A L S T A T E M E N T S	121

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 04/30/19	Year Ended 10/31/18
Cash Management
Shares sold	1,641,385,795	2,179,092,681
Shares issued in reinvestment of distributions	2,688,011	3,751,670
Shares redeemed	(1,484,023,180)	(2,158,809,325)
Net increase	160,050,626	24,035,026
Cash Reserve
Shares sold	565,929,302	495,146,893
Shares issued in reinvestment of distributions	906,400	424,852
Shares redeemed	(433,120,034)	(313,735,175)
Net increase	133,715,668	181,836,570
Administration
Shares sold	581,658,361	790,930,798
Shares issued in reinvestment of distributions	3,418,892	3,903,274
Shares redeemed	(458,648,192)	(555,149,441)
Net increase	126,429,061	239,684,631
Select
Shares sold	61,646,293	84,717,101
Shares issued in reinvestment of distributions	172,340	232,846
Shares redeemed	(60,859,260)	(140,997,714)
Net increase (decrease)	959,373	(56,047,767)
Capital
Shares sold	7,736,280,348	17,469,969,078	(a)
Shares issued in reinvestment of distributions	119,472,262	97,666,462	(a)
Shares redeemed	(7,983,916,550)	(6,589,231,113	)(a)
Net increase (decrease)	(128,163,940)	10,978,404,427
Total Net Increase (Decrease)	(5,381,189,702)	14,250,488,838

Treasury Trust Fund
Institutional
Shares sold	45,742,234,074	85,044,752,511
Shares issued in reinvestment of distributions	69,456,029	96,370,866
Shares redeemed	(43,090,868,054)	(78,768,198,151)
Net increase	2,720,822,049	6,372,925,226
Dollar
Shares sold	1,610,491,334	2,399,524,320
Shares issued in reinvestment of distributions	649,849	1,440,915
Shares redeemed	(1,483,088,293)	(2,402,083,837)
Net increase (decrease)	128,052,890	(1,118,602)
Cash Management
Shares sold	2,827,078	8,579,858
Shares redeemed	(1,301,809)	(15,846,437)
Net increase (decrease)	1,525,269	(7,266,579)
Cash Reserve
Shares sold	256,295,998	84,618,897
Shares issued in reinvestment of distributions	7,502	23,692
Shares redeemed	(193,842,167)	(77,600,373)
Net increase	62,461,333	7,042,216
Administration
Shares sold	1,038,019,920	2,587,705,609
Shares issued in reinvestment of distributions	506,278	433,931
Shares redeemed	(984,967,218)	(2,813,322,660)
Net increase (decrease)	53,558,980	(225,183,120)
Select
Shares sold	103,420,515	119,224,578
Shares issued in reinvestment of distributions	295,696	239,968
Shares redeemed	(121,714,329)	(118,098,320)
Net increase (decrease)	(17,998,118)	1,366,226
Total Net Increase	2,948,422,403	6,147,765,367

122	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 04/30/19	Year Ended 10/31/18
MuniFund
Institutional
Shares sold	252,279,825	329,408,991
Shares issued in reinvestment of distributions	666,997	643,221
Shares redeemed	(214,251,139)	(285,196,304)
Net increase	38,695,683	44,855,908
Dollar
Shares sold	1,715,339	1,913,698
Shares redeemed	(1,607,644)	(2,042,591)
Net increase (decrease)	107,695	(128,893)
Cash Management(b)
Shares sold	—	132,504
Shares redeemed	—	(170,269)
Net decrease	—	(37,765)
Administration
Shares sold	19,824,180	26,861,349
Shares issued in reinvestment of distributions	122,939	171,568
Shares redeemed	(20,001,726)	(29,142,012)
Net decrease	(54,607)	(2,109,095)
Select
Shares sold	19,857,290	19,581,866
Shares issued in reinvestment of distributions	13,540	9,657
Shares redeemed	(18,505,575)	(19,761,183)
Net increase (decrease)	1,365,255	(169,660)
Private Client
Shares sold	—	42,013
Shares issued in reinvestment of distributions	1,525	2,223
Shares redeemed	(25,776)	(55,154)
Net decrease	(24,251)	(10,918)
Total Net Increase	40,089,775	42,399,577

Effective October 15, 2018, the number of shares sold, reinvested and redeemed for California Money Fund and New York Money Fund were transacted at each class’ floating NAV per share calculated to four decimal places.

Transactions in capital shares for each class of TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund were as follows:

	Six Months Ended 04/30/19		Year Ended 10/31/18
	Shares	Amount	Shares	Amount
TempCash
Institutional
Shares sold	9,149,155,202	$9,152,750,538	8,161,105,656	$8,163,313,483
Shares issued in reinvestment of distributions	3,171,407	3,172,756	2,698,376	2,699,159
Shares redeemed	(5,929,824,473)	(5,932,203,043)	(5,003,098,591)	(5,004,384,899)
Net increase	3,222,502,136	$3,223,720,251	3,160,705,441	$3,161,627,743
Dollar
Shares sold	—	$—	—	$330
Shares issued in reinvestment of distributions	2,260	2,260	92,328	92,346
Shares redeemed	—	—	(22,638,179)	(22,643,993)
Net increase (decrease)	2,260	$2,260	(22,545,851)	$(22,551,317)
Total Net Increase	3,222,504,396	$3,223,722,511	3,138,159,590	$3,139,076,426

TempFund
Institutional
Shares sold	45,077,047,867	$45,096,950,590	86,547,596,860	$86,573,841,869
Shares issued in reinvestment of distributions	89,343,877	89,386,240	142,218,199	142,262,524
Shares redeemed	(47,116,856,148)	(47,137,784,432)	(87,304,724,115)	(87,330,949,070)
Net decrease	(1,950,464,404)	$(1,951,447,602)	(614,909,056)	$(614,844,677)
Dollar
Shares sold	24,848,986	$24,859,417	181,275,610	$181,330,620
Shares issued in reinvestment of distributions	1,016,416	1,016,904	1,405,447	1,405,904
Shares redeemed	(19,441,220)	(19,451,230)	(188,570,913)	(188,630,231)
Net increase (decrease)	6,424,182	$6,425,091	(5,889,856)	$(5,893,707)

N O T E S T O F I N A N C I A L S T A T E M E N T S	123

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 04/30/19		Year Ended 10/31/18
	Shares	Amount	Shares	Amount
Cash Management
Shares sold	83,609,406	$83,646,415	151,390,964	$151,436,565
Shares issued in reinvestment of distributions	6,249,972	6,253,001	8,249,698	8,252,366
Shares redeemed	(86,903,402)	(86,943,434)	(215,589,028)	(215,651,611)
Net increase (decrease)	2,955,976	$2,955,982	(55,948,366)	$(55,962,680)
Cash Reserve
Shares sold	2,176,161	$2,177,066	19,435,527	$19,442,064
Shares issued in reinvestment of distributions	58,270	58,296	81,389	81,417
Shares redeemed	(2,748,105)	(2,749,547)	(18,538,043)	(18,544,369)
Net increase (decrease)	(513,674)	$(514,185)	978,873	$979,112
Administration
Shares sold	13,976,963	$13,982,881	21,835,231	$21,844,410
Shares issued in reinvestment of distributions	216,943	217,050	214,181	214,259
Shares redeemed	(12,973,972)	(12,980,037)	(104,574,904)	(104,614,970)
Net increase (decrease)	1,219,934	$1,219,894	(82,525,492)	$(82,556,301)
Select
Shares sold	—	$—	—	$—
Shares issued in reinvestment of distributions	5	5	5	6
Shares redeemed	(642)	(643)	(12)	(12)
Net decrease	(637)	$(638)	(7)	$(6)
Private Client
Shares sold	4,927,666	$4,929,656	27,487,465	$27,495,095
Shares issued in reinvestment of distributions	20,470	20,480	28,377	28,387
Shares redeemed	(5,077,947)	(5,080,182)	(26,770,041)	(26,778,154)
Net increase (decrease)	(129,811)	$(130,046)	745,801	$745,328
Total Net Decrease	(1,940,508,434)	$(1,941,491,504)	(757,548,103)	$(757,532,931)

MuniCash
Institutional
Shares sold	13,751,757,306	$13,753,680,114	30,269,060,646	$30,272,214,199
Shares issued in reinvestment of distributions	8,404,280	8,405,388	13,710,348	13,711,648
Shares redeemed	(13,829,860,666)	(13,831,734,106)	(30,386,283,452)	(30,389,614,347)
Net decrease	(69,699,080)	$(69,648,604)	(103,512,458)	$(103,688,500)
Dollar
Shares sold	1,928,309	$1,928,571	2,489,580	$2,489,827
Shares issued in reinvestment of distributions	14,360	14,361	14,864	14,865
Shares redeemed	(1,362,447)	(1,362,645)	(2,234,484)	(2,234,669)
Net increase	580,222	$580,287	269,960	$270,023
Total Net Decrease	(69,118,858)	$(69,068,317)	(103,242,498)	$(103,418,477)

California Money Fund
Institutional
Shares sold	1,895,705,587	$1,896,084,729	353,095,380	$353,148,662
Shares issued in reinvestment of distributions	1,036,962	1,037,171	125,232	125,232
Shares redeemed	(1,705,641,592)	(1,705,982,720)	(214,419,629)	(214,440,578)
Net increase	191,100,957	$191,139,180	138,800,983	$138,833,316
Select (c)
Shares sold	—	$—	2,107,475	$2,107,810
Shares issued in reinvestment of distributions	—	—	3,569	3,569
Shares redeemed	—	—	(4,204,567)	(4,204,993)
Net decrease	—	$—	(2,093,523)	$(2,093,614)
Private Client (d)
Shares sold	—	$—	57	$83
Shares issued in reinvestment of distributions	—	—	2,476	2,475
Shares redeemed	—	—	(775,792)	(775,851)
Net decrease	—	$—	(773,259)	$(773,293)
Total Net Increase	191,100,957	$191,139,180	135,934,201	$135,966,409

124	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 04/30/19		Year Ended 10/31/18
	Shares	Amount	Shares	Amount
New York Money Fund
Institutional
Shares sold	689,720,677	$689,720,677	141,764,843	$141,764,845
Shares issued in reinvestment of distributions	357,431	357,431	84,986	84,986
Shares redeemed	(620,953,363)	(620,953,363)	(112,691,059)	(112,691,059)
Net increase	69,124,745	$69,124,745	29,158,770	$29,158,772
Select (c)
Shares sold	—	$—	377,896	$377,896
Shares issued in reinvestment of distributions	—	—	767	767
Shares redeemed	—	—	(574,925)	(574,926)
Net decrease	—	$—	(196,262)	$(196,263)
Private Client (d)
Shares sold	—	$—	816	$817
Shares issued in reinvestment of distributions	—	—	1,404	1,404
Shares redeemed	—	—	(332,447)	(332,448)
Net decrease	—	$—	(330,227)	$(330,227)
Total Net Increase	69,124,745	$69,124,745	28,632,281	$28,632,282

(a)	Period November 10, 2017 (commencement of operations) to October 31, 2018 for Capital Shares.
(b)	There were no Cash Management Shares outstanding for the year ended October 31, 2018.
(c)	There were no Select Shares outstanding for the year ended October 31, 2018.
(d)	There were no Private Client Shares outstanding for the year ended October 31, 2018.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	125

Trustee and Officer Information

Mark Stalnecker, Chair of the Board and Trustee

Bruce R. Bond, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Lena G. Goldberg, Trustee

Robert M. Hernandez, Trustee

Henry R. Keizer, Trustee

Cynthia A. Montgomery, Trustee

Donald C. Opatrny, Trustee

Joseph P. Platt, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

John MacKessy, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Investment Advisor and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent

JPMorgan Chase Bank, N.A.

New York, NY 10179

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodians

JPMorgan Chase Bank, N.A.

New York, NY 10179

The Bank of New York Mellon

New York, NY 10286

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

126	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Additional Information

Proxy Results

A Special Meeting of Shareholders was held on November 21, 2018 for shareholders of record on September 24, 2018, to elect a Board of Trustees of the Trust. The newly elected Trustees took office effective January 1, 2019.

Shareholders approved the Trustees* of BlackRock Liquidity Funds with voting results as follows:

	Votes For	Votes Withheld
Bruce R. Bond	91,837,659,366	408,956,334
Susan J. Carter	91,831,937,250	414,678,450
Collette Chilton	91,822,125,273	424,490,427
Neil A. Cotty	91,760,782,741	485,832,959
Robert Fairbairn	91,731,165,782	515,449,918
Lena G. Goldberg	91,710,857,125	535,758,575
Robert M. Hernandez	91,808,542,344	438,073,356
Henry R. Keizer	91,822,954,153	423,661,547
Cynthia A. Montgomery	91,678,411,653	568,204,047
Donald C. Opatrny	91,733,604,414	513,011,286
John M. Perlowski	91,737,735,227	508,880,473
Joseph P. Platt	91,771,781,145	474,834,555
Mark Stalnecker	91,762,694,569	483,921,131
Kenneth L. Urish	91,596,637,093	649,978,607
Claire A. Walton	91,774,700,851	471,914,849

*	Denotes Trust-wide proposal and voting results.

The above Trustees, referred to as the BlackRock Multi-Asset Board, have also been elected to serve as trustees for other BlackRock-advised equity, multi-asset, index and money market funds.

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7450.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7450; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7450 and (2) on the SEC’s website at http://www.sec.gov.

A D D I T I O N A L I N F O R M A T I O N	127

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

128	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Currency

USD	United States Dollar

Portfolio Abbreviations

AMT	Alternative Minimum Tax

BAN	Bond Anticipation Notes

COP	Certificates of Participation

DAC	Designated Activity Company

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

LIQ	Liquidity Agreement

LOC	Letter of Credit

RB	Revenue Bonds

SBPA	Stand-by-Bond Purchase Agreement

SOFRATE	Secured Overnight Financing Rate

TAN	Tax Anticipation Notes

VRDN	Variable Rate Demand Notes

VRDP	Variable Rate Demand Preferred

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	129

Notice to Shareholders

The following applies to TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. You could lose money by investing in a Fund. Because the share price of the Funds will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Funds may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds at any time.

The following applies to Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. You could lose money by investing in a Fund. Although the Funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds at any time.
The following applies to MuniFund: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in a Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund at any time.

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in a Fund. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 441-7450. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

BRLF-4/19-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment
Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(a)(4) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date: July 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date: July 8, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Liquidity Funds

Date: July 8, 2019

3